As filed with the Securities and Exchange Commission on July 31, 2014
File No. 333-170106
File No. 811-22486

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	10	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	13	[	X	]

GPS FUNDS II
(Exact Name of Registrant as Specified in Charter)
1655 Grant Street, 10th Floor
Concord, CA 94520
 (Address of Principal Executive Offices) (Zip Code)
(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)
Carrie E. Hansen
1655 Grant Street, 10th Floor
Concord, CA 94520
 (Name and Address of Agent for Service)
Please send copies of all communications to:
Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103

It is proposed that this filing will become effective (check appropriate box):
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 10 to the Registration Statement of GPS Funds II is being filed for the purpose of updating annual financial information.

GuideMarkSM Funds
GuidePathSM Funds

Prospectus

July 31, 2014

GuideMarkSM Large Cap Growth Fund (Ticker: GMLGX)

GuideMarkSM Large Cap Value Fund (Ticker: GMLVX)

GuideMarkSM Small/Mid Cap Core Fund (Ticker: GMSMX)

GuideMarkSM World ex-US Fund (Ticker: GMWEX)

GuideMarkSM Opportunistic Equity Fund (Ticker: GMOPX)

GuideMarkSM Global Real Return Fund (Ticker: GMGLX)

GuideMarkSM Core Fixed Income Fund (Ticker: GMCOX)

GuideMarkSM Tax-Exempt Fixed Income Fund (Ticker: GMTEX)

GuideMarkSM Opportunistic Fixed Income Fund (Ticker: GMIFX)

GuidePathSM Strategic Asset Allocation Fund (Ticker: GPSTX)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (Ticker: GPTCX)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (Ticker: GPTUX)

GuidePathSM Absolute Return Asset Allocation Fund (Ticker: GPARX)

GuidePathSM Multi-Asset Income Asset Allocation Fund (Ticker: GPMIX)

GuidePathSM Fixed Income Allocation Fund (Ticker: GPIFX)

GuidePathSM Altegris® Diversified Alternatives Allocation Fund (Ticker: GPAMX)

Service Shares

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents Prospectus 1

Table of Contents Prospectus 1
i

SUMMARY SECTION

GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective
GuideMarkSM Large Cap Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.53%
Administrative Service Fees	0.25%
All Other Expenses	0.28%
Total Annual Fund Operating Expenses		1.48%
Amount of Expense Recoupment(1)		0.02%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)		1.50%
(1)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.99% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

(2)
Note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$470	$810	$1,770

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.81% of the average value of its portfolio.

Table of Contents Prospectus 1

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies, including companies domiciled in emerging markets.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Table of Contents Prospectus 1

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

GUIDEMARKSM LARGE CAP GROWTH FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 3.56%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	16.98%
Worst Quarter:	Quarter ended December 31, 2008	-24.41%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Five Years	10 Years
Large Cap Growth Fund
Return Before Taxes	31.88%	18.04%	5.11%
Return After Taxes on Distributions	31.85%	18.02%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares	18.07%	14.69%	4.10%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Paul Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	Since 2011

Table of Contents Prospectus 1

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective
GuideMarkSM Large Cap Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.51%
Administrative Service Fees	0.25%
All Other Expenses	0.26%
Total Annual Fund Operating Expenses(1)		1.46%
(1)
Note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$149	$462	$797	$1,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.10% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

Table of Contents Prospectus 1

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund also may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

Table of Contents Prospectus 1

GUIDEMARKSM LARGE CAP VALUE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 4.55%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	18.93%
Worst Quarter:	Quarter ended December 31, 2008	-26.69%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Five Years	10 Years
Large Cap Value Fund
Return Before Taxes	37.11%	16.32%	4.62%
Return After Taxes on Distributions	36.78%	16.03%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	21.27%	13.19%	3.74%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub- Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with BHMS	Length of Service to the Fund

Mark Giambrone	Managing Director and Portfolio Manager	Since 2011
Michael B. Nayfa, CFA	Director and Assistant Portfolio Manager	Since 2014
Terry L. Pelzel, CFA	Director and Assistant Portfolio Manager	Since 2014

Table of Contents Prospectus 1

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective
GuideMarkSM Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.61%
Administrative Service Fees	0.25%
All Other Expenses(1)	0.36%
Total Annual Fund Operating Expenses		1.61%
Amount of Expense Recoupment(2)		0.02%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)		1.63%
(1)
Note that the amount of Total Annual Fund Operating Expenses (After Expense Recoupment) shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.09% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$166	$510	$878	$1,913

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 241.55% of the average value of its portfolio.

Table of Contents Prospectus 1

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Table of Contents Prospectus 1

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

GUIDEMARKSM SMALL/MID CAP CORE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 6.00%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	22.11%
Worst Quarter:	Quarter ended September 30, 2011	-23.33%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Five Years	10 Years
Small/Mid Cap Core Fund
Return Before Taxes	37.00%	19.08%	7.52%
Return After Taxes on Distributions	37.00%	19.06%	6.69%
Return After Taxes on Distributions and Sale of Fund Shares	20.94%	15.58%	5.99%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	36.80%	21.77%	9.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following individuals.

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Cheryl M. Duckworth, CFA	Managing Director and Associate Director of Global Industry Research	Since 2014
Mark D. Mandel, CFA	Partner and Director of Global Industry Research	Since 2014

Table of Contents Prospectus 1

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEMARKSM WORLD EX-US FUND

Investment Objective
GuideMarkSM World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.65%
Administrative Service Fees	0.25%
All Other Expenses	0.40%
Acquired Fund Fees and Expenses(1)		0.02%
Total Annual Fund Operating Expenses		1.62%
Amount of Fee Waiver and/or Expense Assumption(2)		-0.01%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)		1.61%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.09% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$164	$510	$880	$1,921

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.22% of the average value of its portfolio.

Table of Contents Prospectus 1

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.  The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.  The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, real estate investment trusts (“REITs”), unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Table of Contents Prospectus 1

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

GUIDEMARKSM WORLD EX-US FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 4.13%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	21.21%
Worst Quarter:	Quarter ended September 30, 2008	-23.21%

Table of Contents Prospectus 1

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Five Years	10 Years
World ex-US Fund
Return Before Taxes	14.79%	6.93%	3.41%
Return After Taxes on Distributions	14.53%	6.88%	2.68%
Return After Taxes on Distributions and Sale of Fund Shares	8.57%	5.71%	3.18%
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	15.78%	13.32%	8.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

César Hernandez, CFA	Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective
GuideMarkSM Opportunistic Equity Fund (the “Fund”) seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.54%
Administrative Service Fee	0.25%
All Other Expenses(1)	0.29%
Total Annual Fund Operating Expenses		1.59%
Amount of Expense Recoupment(1)		0.02%
Total Annual Fund Operating Expenses (After Expense Recoupment) (1)(2)		1.61%
(1)
Note that the amount of Total Annual Fund Operating Expenses (After Expense Recoupment) shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.10% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$164	$504	$867	$1,891

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.12% of the average value of its portfolio.

Table of Contents Prospectus 1

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

One of the Fund’s sub-advisors, Westfield Capital Management Company, L.P. (“Westfield”), utilizes an all-cap growth investment strategy.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and River Road Asset Management, LLC (“River Road”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 35% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Table of Contents Prospectus 1

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 5.76%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	13.59%
Worst Quarter:	Quarter ended June 30, 2012	-6.59%

Table of Contents Prospectus 1

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 1, 2011)
Opportunistic Equity Fund
Return Before Taxes	38.82%	12.70%
Return After Taxes on Distributions	37.20%	12.22%
Return After Taxes on Distributions and Sale of Fund Shares	23.29%	9.92%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	33.55%	15.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Westfield, Diamond Hill and River Road are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William A. Muggia	President, Chief Executive Officer and Chief Investment Officer	Since 2011
Ethan J. Meyers, CFA	Managing Partner	Since 2011
John M. Montgomery	Managing Partner and Portfolio Strategist	Since 2011
Hamlen Thompson	Managing Partner	Since 2011
Bruce N. Jacobs, CFA	Managing Partner	Since 2011

Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Rick Snowdon, CFA	Portfolio Manager and Co-Director of Research	Since 2013
Austin Hawley, CFA	Portfolio Manager and Co-Director of Research	Since 2013

Portfolio Manager	Position with River Road	Length of Service to the Fund

Henry W. Sanders III, CFA	Executive Vice President, Senior Portfolio Manager	Since 2013
Thomas S. Forsha, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2013
James C. Shircliff, CFA	Chief Investment Officer	Since 2013

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Table of Contents Prospectus 1

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective
GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.52%
Administrative Service Fees	0.25%
All Other Expenses	0.27%
Acquired Fund Fees and Expenses(1)		0.46%
Total Annual Fund Operating Expenses(1)(2)		1.88%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Effective April 23, 2014, AssetMark, Inc., the investment adviser to the Fund (“AssetMark” or the “Advisor”) implemented a voluntary 0.10% waiver of its 0.65% Management Fee, and the waived Management Fees cannot later be recouped by AssetMark.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$191	$591	$1,016	$2,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.72% of the average value of its portfolio.

Table of Contents Prospectus 1

Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in exchange-traded products (“ETPs”) that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other ETPs, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.  The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 15% real estate, and 30% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Table of Contents Prospectus 1

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Table of Contents Prospectus 1

Alternative Strategies Risk:   Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Liquidity Risk :  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Credit Risk:   Individual issues of fixed income securities, such as ETNs, may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK SM GLOBAL REAL RETURN FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 7.05%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.70%
Worst Quarter:	Quarter ended June 30, 2013	-7.64%

Table of Contents Prospectus 1

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 1, 2011)
Global Real Return Fund
Return Before Taxes	-3.82%	-2.55%
Return After Taxes on Distributions	-3.98%	-2.76%
Return After Taxes on Distributions and Sale of Fund Shares	-2.02%	-1.93%
Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-8.61%	2.97%
Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)	-1.68%	-1.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  SSgA Funds Management, Inc. (“SSgA FM”) is the sub-advisor for the Fund.
Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with SSgA FM	Length of Service to the Fund

Robert Guiliano	Vice President and Senior Portfolio Manager	Since 2011
Christopher Goolgasian, CPA, CFA, CAIA	Managing Director and Head of Portfolio Management – Americas for the Investment Solutions Group	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective
GuideMarkSM Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.55%
Administrative Service Fees	0.25%
All Other Expenses(1)	0.30%
Total Annual Fund Operating Expenses(1)		1.30%
(1)
Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 132	$412	$713	$1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 112.86% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

Table of Contents Prospectus 1

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

The Fund may buy and sell certain types of exchange-traded and over-the-counter derivative instruments for duration and risk management purposes and otherwise in pursuit of the Fund’s investment objective.  The types of derivatives in which the Fund may invest include, but are not limited to, futures contracts, swaps agreements and options.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:   A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Table of Contents Prospectus 1

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Inflation-Indexed Securities Risk:   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

GUIDEMARKSM CORE FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 3.32%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.15%
Worst Quarter:	Quarter ended September 30, 2008	-3.91%

Table of Contents Prospectus 1

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Five Years	10 Years
Core Fixed Income Fund
Return Before Taxes	-3.10%	6.17%	3.76%
Return After Taxes on Distributions	-3.75%	5.21%	2.49%
Return After Taxes on Distributions and Sale of Fund Shares	-1.69%	4.48%	2.49%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Campe Goodman, CFA	Senior Vice President and Fixed Income Portfolio Manager	Since 2012
Joseph F. Marvan, CFA	Senior Vice President and Fixed Income Portfolio Manager	Since 2012
Lucius T. Hill, III	Senior Vice President and Fixed Income Portfolio Manager	Since 2012

Portfolio Manager	Position with BHMS	Length of Service to the Fund

David R. Hardin	Managing Director and Portfolio Manager	Since 2010
John S. Williams, CFA	Managing Director and Portfolio Manager	Since 2010
Deborah A. Petruzzelli	Managing Director and Portfolio Manager	Since 2010
Scott McDonald, CFA	Managing Director and Portfolio Manager	Since 2010
Mark C. Luchsinger, CFA	Managing Director and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Table of Contents Prospectus 1

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective
GuideMarkSM Tax-Exempt Fixed Income Fund (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.63%
Administrative Service Fees	0.25%
All Other Expenses	0.38%
Total Annual Fund Operating Expenses		1.38%
Amount of Fee Waiver and/or Expense Assumption(1)		-0.09%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)		1.29%
(1)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.79% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$428	$747	$1,650

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.08% of the average value of its portfolio.

Table of Contents Prospectus 1

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Table of Contents Prospectus 1

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Tax Risk:  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Some income may be subject to the AMT that applies to certain investors.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 1

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 5.65%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.53%
Worst Quarter:	Quarter ended December 31, 2010	-4.65%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Five Years	10 Years
Tax-Exempt Fixed Income Fund
Return Before Taxes	-4.22%	5.10%	2.76%
Return After Taxes on Distributions	-4.26%	5.07%	2.63%
Return After Taxes on Distributions and Sale of Fund Shares	-1.17%	4.71%	2.65%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-2.55%	5.89%	4.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Table of Contents Prospectus 1

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Delaware Investments Fund Advisers (“DIFA”) and Nuveen Asset Management, LLC (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DIFA	Length of Service to the Fund

Joseph Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006
Gregory Gizzi	Senior Vice President and Senior Portfolio Manager	Since 2012

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Director of SMA Portfolio Management	Since 2006
John V. Miller, CFA	Managing Director and Co-Head of Fixed Income	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective
The GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.64%
Administrative Service Fees	0.25%
All Other Expenses	0.39%
Acquired Fund Fees and Expenses(1)		0.02%
Total Annual Fund Operating Expenses		1.61%
Amount of Fee Waiver and/or Expense Assumption(2)		-0.04%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)		1.57%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.05% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$160	$504	$872	$1,908

Table of Contents Prospectus 1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.49% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Table of Contents Prospectus 1

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Table of Contents Prospectus 1

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 1

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 2.43%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.09%
Worst Quarter:	Quarter ended June 30, 2013	-3.27%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 1, 2011)
Opportunistic Fixed Income Fund
Return Before Taxes	0.68%	3.15%
Return After Taxes on Distributions	-0.97%	1.79%
Return After Taxes on Distributions and Sale of Fund Shares	0.44%	1.88%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	-2.19%	2.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Franklin Advisers, Inc. (“Franklin”), Loomis, Sayles & Co., L.P. (“Loomis Sayles”) and DoubleLine Capital LP (“DoubleLine”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Franklin	Length of Service to the Fund

Michael Hasenstab, Ph.D.	Executive Vice President	Since 2011
Canyon Chan, CFA	Senior Vice President	Since 2011
Christine Zhu	Portfolio Manager	Since 2014

Table of Contents Prospectus 1

Portfolio Manager	Position with Loomis Sayles	Length of Service to the Fund

Matthew Eagan, CFA	Vice President	Since 2011
Kevin Kearns	Vice President	Since 2011
Todd Vandam, CFA	Vice President	Since 2011

Portfolio Manager	Position with DoubleLine	Length of Service to the Fund

Jeffrey E. Gundlach	Chief Executive Officer	Since 2012
Philip A. Barach	President	Since 2012

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.50%
Administrative Service Fees	0.25%
All Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)		0.61%
Total Annual Fund Operating Expenses		1.61%
Amount of Expense Recoupment(2)		0.04%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)		1.65%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$512	$880	$1,914

Table of Contents Prospectus 1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.35% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents).  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Table of Contents Prospectus 1

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Table of Contents Prospectus 1

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 1

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 4.84%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	11.82%
Worst Quarter:	Quarter ended June 30, 2012	-5.39%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Strategic Asset Allocation Fund
Return Before Taxes	20.17%	6.62%
Return After Taxes on Distributions	19.47%	6.28%
Return After Taxes on Distributions and Sale of Fund Shares	11.99%	5.14%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)(1)	23.44%	8.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(1)	32.39%	14. 55%

(1)
The Fund has elected to use the MSCI All Country World Index to represent its broad based benchmark rather than the S&P 500 ® Index because the MSCI All Country World Index more accurately reflects the Fund’s holdings.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Table of Contents Prospectus 1

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.52%
Administrative Service Fees	0.25%
All Other Expenses	0.27%
Acquired Fund Fees and Expenses(1)		0.71%
Total Annual Fund Operating Expenses		1.73%
Amount of Expense Recoupment(2)		0.03%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)		1.76%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$179	$548	$941	$2,043

Table of Contents Prospectus 1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.17% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Table of Contents Prospectus 1

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Table of Contents Prospectus 1

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 1

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 4.50%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	9.66%
Worst Quarter:	Quarter ended June 30, 2012	-4.10%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Tactical ConstrainedSM Asset Allocation Fund
Return Before Taxes	15.12%	6.10%
Return After Taxes on Distributions	14.66%	5.75%
Return After Taxes on Distributions and Sale of Fund Shares	8.69%	4.64%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)(1)	23.44%	8.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (1)	32.39%	14.55%
Tactical Constrained Blended Index (reflects no deduction for fees, expenses or taxes)	16.43%	6.56%

(1)
The Fund has elected to use the MSCI All Country World Index to represent its broad based benchmark rather than the S&P 500 ® Index because the MSCI All Country World Index more accurately reflects the Fund’s holdings.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Table of Contents Prospectus 1

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.50%
Administrative Service Fees	0.25%
All Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)		0.76%
Total Annual Fund Operating Expenses		1.86%
Amount of Expense Recoupment(2)		0.05%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)		1.91%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$194	$590	$1,010	$2,184

Table of Contents Prospectus 1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 244.90% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange–traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

Table of Contents Prospectus 1

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Table of Contents Prospectus 1

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 1

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 3.04%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	8.29%
Worst Quarter:	Quarter ended June 30, 2012	-2.94%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Tactical UnconstrainedSM Asset Allocation Fund
Return Before Taxes	14.81%	4.61%
Return After Taxes on Distributions	13.95%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares	8.55%	3.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	14.55%
Tactical Unconstrained Blended Index (reflects no deduction for fees, expenses or taxes)	20.65%	7.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers:   The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Table of Contents Prospectus 1

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective
The GuidePathSM Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.50%
Administrative Service Fees	0.25%
All Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)		0.64%
Total Annual Fund Operating Expenses		1.74%
Amount of Expense Recoupment(2)		0.04%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)		1.78%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$181	$552	$947	$2,055

Table of Contents Prospectus 1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 134.44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Table of Contents Prospectus 1

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Table of Contents Prospectus 1

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH SM ABSOLUTE RETURN ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 3.24%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2012	2.10%
Worst Quarter:	Quarter ended June 30, 2013	-2.65%

Table of Contents Prospectus 1

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Absolute Return Asset Allocation Fund
Return Before Taxes	-0.58%	1.01%
Return After Taxes on Distributions	-1.40%	0.46%
Return After Taxes on Distributions and Sale of Fund Shares	-0.29%	0.58%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers:   The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.58%
Administrative Service Fees	0.25%
All Other Expenses	0.33%
Acquired Fund Fees and Expenses(1)		0.63%
Total Annual Fund Operating Expenses		1.81%
Amount of Expense Recoupment(2)		0.02%
Total Annual Fund Operating Expenses (After Expense Recoupment)(1)(2)		1.83%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
AssetMark, Inc. has contractually agreed through July 31, 2015 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$186	$571	$982	$2,128

Table of Contents Prospectus 1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.40% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio. In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including American Depositary Receipts (“ADRs”)).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Table of Contents Prospectus 1

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Table of Contents Prospectus 1

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Investors in an MLP (i.e., the Fund) may not be shielded from liability for the debts of the MLP to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to the risk of changes in its tax treatment.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Table of Contents Prospectus 1

Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH   SM MULTI-ASSET INCOME ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 6.65%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2013	3.14%
Worst Quarter:	Quarter ended June 30, 2013	-3.12%

Table of Contents Prospectus 1

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (August 31, 2012)
Multi-Asset Income Asset Allocation Fund – Service Shares
Return Before Taxes	6.13%	7.91%
Return After Taxes on Distributions	4.65%	6.39%
Return After Taxes on Distributions and Sale of Fund Shares	3.55%	5.47%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	22.89%	20.74%
Multi-Asset Income Blended Index (reflects no deduction for fees, expenses or taxes)	12.39%	11.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2012
Zoë Brunson, CFA	Director of Investment Strategies	Since 2012
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEPATHSM FIXED INCOME ALLOCATION FUND

Investment Objective
GuidePathSM Fixed Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.51%
Administrative Service Fees	0.25%
All Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)		0.43%
Total Annual Fund Operating Expenses(1)		1. 44%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$456	$787	$1,724

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.82% of the average value of its portfolio.

Table of Contents Prospectus 1

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Table of Contents Prospectus 1

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Table of Contents Prospectus 1

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH   SM FIXED INCOME ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 3.35%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2013	0.41%
Worst Quarter:	Quarter ended June 30, 2013	-3.21%

Table of Contents Prospectus 1

Average Annual Total Returns for Periods Ended December 31, 2013

Fixed Income Allocation Fund	One Year	Since Inception (August 31, 2012)
Return Before Taxes	-3.02%	-1.77%
Return After Taxes on Distributions	-3.66%	-2.46%
Return After Taxes on Distributions and Sale of Fund Shares	-1.66%	-1.61%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	-1.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2012
Zoë Brunson, CFA	Director of Investment Strategies	Since 2012
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective
GuidePathSM Altegris® Diversified Alternatives Allocation Fund (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.53%
Administrative Service Fees	0.25%
All Other Expenses	0.28%
Acquired Fund Fees and Expenses(1)		2.64%
Total Annual Fund Operating Expenses		3.57%
Amount of Fee Waiver and/or Expense Assumption(2)		-0.40%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)		3.17%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
AssetMark, Inc. (the “Advisor”) has contractually agreed through July 31, 2015 to: (i) waive its entire Management and Administrative Services Fees, effective; and (ii) waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  Each agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$320	$1,057	$1,816	$3,810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.26% of the average value of its portfolio.

Table of Contents Prospectus 1

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris Advisors, LLC (“Altegris”), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/ AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time. The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities. Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a wholly-owned and controlled subsidiary (“Subsidiary”).  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

Table of Contents Prospectus 1

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Table of Contents Prospectus 1

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

US. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Table of Contents Prospectus 1

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The potential loss on an uncovered short is unlimited. Shorting will also result in higher transaction costs and may result in higher taxes.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Wholly-Owned Subsidiary Risk:  A Subsidiary will not be subject to all of the investor protections of the Investment Company Act of 1940, as amended.  Changes in the laws of the United States and/or the Cayman Islands could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  By investing in the Fund, you indirectly bear the expenses of the Subsidiary.  Furthermore, any income received from the Subsidiary’s investments in underlying pooled investment vehicles may be taxed at less favorable rates than capital gains.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 1

GUIDEPATH   SM ALTEGRIS ® DIVERSIFIED ALTERNATIVES ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 1.42%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2013	2.01%
Worst Quarter:	Quarter ended June 30, 2013	-1.20%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (August 31, 2012)
Altegris ® Diversified Alternatives Allocation Fund
Return Before Taxes	3.05%	1.09%
Return After Taxes on Distributions	1.91%	0.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.73%	0.43%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses or taxes)	8.74%	8.24%
Citigroup 3-Month Treasury Bill index (reflects no deduction for fees, expenses or taxes)	0.05%	0.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Altegris Advisors, LLC (“Altegris”) is the sub-advisor for the Fund.

Table of Contents Prospectus 1

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Altegris	Length of Service to the Fund

Matt Osborne	Executive Vice President	Since 2012

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 1

MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In the case of a Fund that has a policy of investing, under normal circumstances, either at least 80% or substantially all of its assets in a particular type of investment as of the time of purchase (a “Names Rule Policy”), the Fund’s Names Rule Policy may be changed without shareholder approval (except the Tax-Exempt Fixed Income Fund).  No change to a Fund’s Names Rule Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s Names Rule Policy, the Fund’s assets include net assets plus borrowings for investment purposes, if any.

GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Growth Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs of foreign companies.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.  The sub-advisor generally seeks to align valuation and growth measures with the Fund’s benchmark index to ensure style consistency.

Table of Contents Prospectus 1

GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Value Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.  The sub-advisor generally seeks to align valuation and growth measures with the Fund’s benchmark index to ensure style consistency.

Table of Contents Prospectus 1

GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Small/Mid Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Table of Contents Prospectus 1

GUIDEMARKSM WORLD EX-US FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM World ex-US Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks, REITS, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including ADRs and GDRs.

The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.

The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.  However, the Fund may invest a significant portion of its assets in a particular country, if, in the judgment of the sub-advisor, economic and business conditions warrant such investments.  To the extent that the Fund invests a significant portion of its assets in one country at any time, the Fund will face a greater risk of loss due to factors adversely affecting issuers located in that single country than if the Fund always maintained a greater degree of diversity among the countries in which it invests.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies. The types of derivatives in which the Fund may invest include futures and forwards. The Fund may use currency forwards, currency futures and currency option contracts as part of its effort to manage the foreign currency risk exposure of non-dollar-denominated assets held in the Fund. The degree to which currency derivatives are used in the Fund will be directly related to the current or anticipated levels of non-dollar asset exposure in the Fund, and to the types of foreign currency exposures experienced, which may vary significantly over time.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Table of Contents Prospectus 1

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

The Fund may invest up to 35% of its total assets in ADRs and securities of foreign companies in both developed or emerging market countries.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Westfield seeks to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that generally maintains broad limitations on industry and sector weightings in order to seek to manage risk.

In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  The sub-advisor also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors.  If the sub-advisor’s estimate of intrinsic value differs sufficiently from the current market price, the sub-advisor may view the company as an attractive investment opportunity.  The sub-advisor maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, the sub-advisor is not constrained by the sector or industry weights in the benchmark.  The sub-advisor relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where the sub-advisor has the highest level of conviction.

Table of Contents Prospectus 1

In managing its allocated portion of the Fund’s portfolio, River Road uses a proprietary research process to narrow the field of potential investments into a more refined working universe.  River Road then employs a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

●	High, growing dividend yield
●	Financial strength
●	Priced at a discount to absolute value
●	Attractive business model
●	Shareholder-oriented management
●	Undiscovered, underfollowed, misunderstood companies

To manage risk, River Road employs a structured sell discipline and a strategy of balanced diversification.

Table of Contents Prospectus 1

GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Global Real Return Fund seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in ETPs that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, REITs and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including ETFs, commodity pools or trusts and/or passively managed index funds, and may also invest directly in securities and other exchange-traded products, such as ETNs.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets. The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investment in Underlying Funds provides exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investment is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodities markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.  The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices.  These notes also are subject to risks, such as credit, market and interest rate risks, that generally affect the values of debt securities.  These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through securities of REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from development, ownership, leasing, financing, construction, management or sale of real estate.

Table of Contents Prospectus 1

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. TIPS as well as foreign currency-denominated inflation-protected securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.  The Consumer Price Index for Urban Consumers may not adequately represent the inflation experience of all investors.

The Fund’s basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, will be approximately as follows: 20% Commodities, 35% Natural Resource Equity, 15% Real Estate, and 30% Inflation-Protected Debt Securities.

Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three-step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investment in Underlying Funds and the percentage of the strategic target allocation mix may not directly correspond because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations on a regular basis and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds.

Table of Contents Prospectus 1

GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.  The Fund intends to invest in the following types of fixed income securities:

●	Obligations issued or guaranteed by the U.S. Federal Government, U.S. Federal agencies or U.S. government sponsored corporations and agencies

●
Obligations of U.S. and non-U.S. corporations denominated in U.S. dollars such as mortgage bonds, convertible and non-convertible notes and debentures, preferred stocks, commercial paper, certificates of deposit and bankers acceptances used by industrial, utility, finance, commercial banking or bank holding company organizations.

●
Mortgage-backed and asset-backed securities (including adjustable rate mortgage loans, fixed rate mortgage loans, collateralized mortgage obligations, multiple class mortgage-backed securities, privately issued mortgage-backed securities and stripped mortgage-backed securities).

●
Obligations, including the securities of emerging market issuers, denominated in U.S. dollars of international agencies, supranational entities and foreign governments (or their subdivisions or agencies).

●	Obligations issued or guaranteed by U.S. local, city and state governments and agencies.

●	Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation bonds.

●	Repurchase Agreements & Reverse Repurchase Agreements

●	To Be Announced (TBA)/When Issued (WI) Securities.

●	Securities offered pursuant to Rule 144A and Commercial Paper defined under Section 4(2) of the Securities Act of 1933.

The Fund may use exchange-traded and over-the-counter derivatives to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to, among other things, stocks, bonds, debt obligations, interest rates, currencies or currency exchange rates, and related indexes.  The use of these derivatives transactions may allow the Fund to obtain net long or net negative (short) exposure to selected interest rates, durations or credit risks.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, interest rate, credit and index futures), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), options (such as interest rate/bond options and options on swaps), and “to-be-announced” securities.  The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

Table of Contents Prospectus 1

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Table of Contents Prospectus 1

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, meaning it cannot be changed without shareholder approval.  The other investment strategies described below (other than the 80% Policy) are not fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the AMT.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

●	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

●	Municipal commercial paper and other short-term notes

●	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

●
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

●	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

●	Variable rate securities

●	Municipal bonds and leases

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

Table of Contents Prospectus 1

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

Table of Contents Prospectus 1

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective

GuideMarkSM Opportunistic Fixed Income Fund seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related investments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives.  The Fund uses derivatives to earn income and enhance returns, to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), credit-linked securities, caps, floors, collars, structured notes, warrants and other derivative instruments.  The Fund may also invest in credit derivative products (such as credit default swap index products, loan credit default swaps, and asset-backed credit default swaps) to manage default risk and credit exposure.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

Table of Contents Prospectus 1

The Fund pursues its total return investment objective through both “long” and “short” investment and currency exposures.  The Fund obtains long investment exposures through direct investments as well as derivative investments; and the Fund’s short exposures are obtained mainly through derivatives.  A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index.  A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index.  The Fund’s use of derivatives may have a leveraging effect.  However, the Fund will maintain sufficient liquid assets to cover its obligations under derivative contracts.  Through its use of derivatives, the notional value of its combined long and short exposures for investment purposes may exceed the Fund’s net asset value (generally up to a significant percentage of the Fund’s assets on both a long and short basis), however, derivatives primarily used for duration management and short term investments such as cash and money market instruments are not subject to this limit.  The Fund’s total exposures may be higher or lower at any given time.  The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The sub-advisors actively manage the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.  The Fund may invest in currencies directly or through a broad range of foreign currency derivatives.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long-only fixed income fund.  The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets.  While the sub-advisor will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or year.  Nonetheless, the Fund’s portfolio managers will carefully manage overall risk and will add risk when appropriately compensated by additional return.

The Fund is classified as a non-diversified investment company, which means that it may invest in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.  The Fund expects to engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Table of Contents Prospectus 1

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Strategic Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchanged-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

Table of Contents Prospectus 1

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Table of Contents Prospectus 1

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

Table of Contents Prospectus 1

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Table of Contents Prospectus 1

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

Table of Contents Prospectus 1

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Table of Contents Prospectus 1

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Absolute Return Asset Allocation Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward alternative investments, or toward various types of opportunistic investments.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Table of Contents Prospectus 1

GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, REITs and MLPs.  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio. In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including ADRs).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Table of Contents Prospectus 1

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

Table of Contents Prospectus 1

GUIDEPATHSM FIXED INCOME ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Fixed Income Allocation Fund seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

Table of Contents Prospectus 1

GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Altegris® Diversified Alternatives Allocation Fund seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris, including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and ETPs, such as ETFs and ETNs.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time.  The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities.

Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a Subsidiary.  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another NRSRO.

Table of Contents Prospectus 1

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

FURTHER DETAILS ABOUT THE FUNDS

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal circumstances, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, GPS Funds I and GPS Funds II (each a “Trust” and, together, the “Trusts”) may rely on provisions of the 1940 Act that permit a Fund to operate as a fund of funds that invests in underlying mutual funds, along with certain other investments.  Additionally, the Trusts and certain unaffiliated Underlying Funds (including ETFs) have obtained exemptive orders from the SEC that each permit a Fund or Funds to acquire securities of other investment companies in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds may choose to rely from time to time on the provisions of the 1940 Act, the Funds’ exemptive order and/or exemptive orders obtained by Underlying Funds.

Investments in Affiliated Underlying Funds.  Each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). For example, each Fund may invest in Underlying Funds that are advised by Altegris (an affiliate of the Advisor), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund and the Altegris® Fixed Income Long Short Fund and the Altegris®/AACA Real Estate Long Short Fund. Because the Advisor and/or its affiliates receive asset-based fees for providing services to the affiliated Underlying Funds, the Funds’ investments in such affiliated Underlying Funds would benefit the Advisor and/or its affiliates. Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Funds’ assets.

Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and in unfavorable conditions causing a loss to the Fund or Underlying Fund.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

Table of Contents Prospectus 1

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying Funds.

Table of Contents Prospectus 1

• Applicable -- Not Applicable	GuideMarkSM Large Cap Growth Fund	GuideMarkSM Large Cap Value Fund	GuideMarkSM Small/Mid Cap Core Fund	GuideMarkSM World Ex-US Fund	GuideMarkSM Opportunistic Equity Fund	GuideMarkSM Global Real Return Fund
Agricultural Sector Risk	--	--	--	--	--	•
Alternative Strategies Risk	--	--	--	--	--	•
Changing Fixed Income Market Conditions	--	--	--	--	--	--
Commodities Risk	--	--	--	--	--	•
Convertible Securities Risk	--	--	--	--	--	--
Credit Risk	--	--	--	--	--	•
Derivatives Risk	--	•	•	•	•	•
Emerging Markets Risk	•	--	--	•	•	•
Energy Sector Risk	--	--	--	--	--	•
Exchange-Traded Funds Risk	--	--	--	•	--	•
Foreign Exchange Trading Risk	--	--	--	--	--	--
Foreign Securities Risk	•	•	•	•	•	•
Fund of Funds Risk	--	--	--	--	--	--
Growth Investment Risk	•	--	--	--	--	--
High-Yield Debt Securities Risk	--	--	--	--	--	--
Inflation-Indexed Securities Risk	--	--	--	--	--	•
Interest Rate Risk	--	--	--	--	--	•
Liquidity Risk	--	--	•	•	•	•
Loan Risk	--	--	--	--	--	--
Management Risk	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•
Master Limited Partnership Risk	--	--	--	--	•	--
Maturity Risk	--	--	--	--	--	--
Metal and Mining Sector Risk	--	--	--	--	--	•
Mortgage- and Asset-Backed Securities Risk	--	--	--	--	--	--
Municipal Securities Risk	--	--	--	--	--	--
Non-Diversification Risk	--	--	--	--	•	--
Pooled Investment Vehicle Risk	--	--	--	--	--	•
Portfolio Turnover Risk	--	--	--	--	•	--
Real Estate Risk	--	--	--	•	•	--
Short Selling and Short Position Risk	--	--	--	--	--	--
Small and Medium Capitalization Company Risk	•	--	•	•	•	--
Structured Note Risk	--	--	--	--	--	--
Tax Risk	--	--	--	--	--	--
U.S. Government Agency Obligations Risk	--	--	--	--	--	--
Value Investment Risk	--	•	--	--	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	--	--

Table of Contents Prospectus 1

• Applicable -- Not Applicable	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Tax-Exempt Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund	GuidePath SM Strategic Asset Allocation Fund	GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
Agricultural Sector Risk	--	--	--	--	--
Alternative Strategies Risk	--	--	--	•	•
Changing Fixed Income Market Conditions	•	•	•	--	--
Commodities Risk	--	--	•	•	•
Convertible Securities Risk	--	--	•	--	--
Credit Risk	•	•	•	•	•
Derivatives Risk	•	--	•	•	•
Emerging Markets Risk	--	--	•	•	•
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	--	--	--	•	•
Foreign Exchange Trading Risk	--	--	•	--	--
Foreign Securities Risk	--	--	•	•	•
Fund of Funds Risk	--	--	--	•	•
Growth Investment Risk	--	--	--	•	•
High-Yield Debt Securities Risk	--	•	•	•	•
Inflation-Indexed Securities Risk	•	--	•	--	--
Interest Rate Risk	•	•	•	•	•
Liquidity Risk	•	•	•	--	--
Loan Risk	--	--	•	--	--
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Master Limited Partnership Risk	--	--	--	--	--
Maturity Risk	•	•	•	--	--
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	•	--	•	•	•
Municipal Securities Risk	--	•	--	--	--
Non-Diversification Risk	--	--	•	--	--
Pooled Investment Vehicle Risk	--	--	--	--	--
Portfolio Turnover Risk	•	--	•	--	--
Real Estate Risk	--	--	--	•	•
Short Selling and Short Position Risk	--	--	--	--	--
Small and Medium Capitalization Company Risk	--	--	--	•	•
Structured Note Risk	--	--	--	--	--
Tax Risk	--	•	--	--	--
U.S. Government Agency Obligations Risk	•	--	•	•	•
Value Investment Risk	--	--	--	•	•
Wholly-Owned Subsidiary Risk	--	--	--	--	--

Table of Contents Prospectus 1

• Applicable -- Not Applicable	GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	GuidePathSM Absolute Return Asset Allocation Fund	GuidePathSM Multi-Asset Income Asset Allocation Fund	GuidePathSM Fixed Income Allocation Fund	GuidePathSM Altegris® Diversified Alternatives Allocation Fund
Agricultural Sector Risk	--	--	--	--	•
Alternative Strategies Risk	•	•	•	--	•
Changing Fixed Income Market Conditions	--	--	•	•	•
Commodities Risk	•	•	•	--	•
Convertible Securities Risk	--	--	•	•	•
Credit Risk	•	•	•	•	•
Derivatives Risk	•	•	•	•	•
Emerging Markets Risk	•	•	•	•	•
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	•	•	•	•	•
Foreign Exchange Trading Risk	--	--	•	•	•
Foreign Securities Risk	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•
Growth Investment Risk	•	•	•	--	--
High-Yield Debt Securities Risk	•	•	•	•	•
Inflation-Indexed Securities Risk	--	--	--	--	--
Interest Rate Risk	•	•	•	•	•
Liquidity Risk	--	--	•	•	•
Loan Risk	--	--	•	•	--
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Master Limited Partnership Risk	--	--	•	--	--
Maturity Risk	--	--	•	•	•
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	•	•	•	•	•
Municipal Securities Risk	--	--	•	•	--
Non-Diversification Risk	--	--	--	--	--
Pooled Investment Vehicle Risk	--	--	--	--	•
Portfolio Turnover Risk	--	--	--	--	•
Real Estate Risk	•	•	•	--	•
Short Selling and Short Position Risk	--	--	--	--	•
Small and Medium Capitalization Company Risk	•	--	•	--	•
Structured Note Risk	--	--	--	--	•
Tax Risk	--	--	--	--	--
U.S. Government Agency Obligations Risk	•	•	•	•	•
Value Investment Risk	•	•	•	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	•

Table of Contents Prospectus 1

●
Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments. Governmental policies affecting the agricultural sector, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can significantly affect production and trade flows, and influence industry profitability. In addition, agricultural and livestock businesses may be significantly affected by additional or more stringent environmental laws and regulations, as well as adverse weather, pollution and/or disease which could limit or halt production.

●
Alternative Strategies Risk:  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies may also expose the Fund to the risk that a counterparty to a transaction will not perform as promised, including because of such counterparty’s bankruptcy or insolvency, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

●
Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund and Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If the Fund or Underlying Fund invests in derivatives tied to fixed-income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund or Underlying Fund experiences high redemptions because of these policy changes, the Fund or Underlying Fund may experience increased portfolio turnover, which will increase the costs the Fund or Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

●
Commodities Risk:  A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

A Fund’s ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Code relating to the Fund’s qualification as a regulated investment company (“RIC”) and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service (“IRS”). Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder’s return.  Pursuant to the Code, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income.  As a result, a Fund’s ability to directly invest in commodity-linked investments as part of its investment strategy is limited to a maximum of 10% of its gross income.

Table of Contents Prospectus 1

●
Convertible Securities Risk:  Investing in convertible bonds and securities includes credit risk and interest rate risk. Changes in the financial condition of an issuer or counterparty, or circumstances that affect a particular type of security or issuer may increase the risk of default by an issuer or counterparty. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

●
Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The types of derivatives that may be used by certain Funds include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor or a sub-advisor.  Derivatives may be illiquid, volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

The performance of derivatives depends largely on the performance of the underlying currency, security, index or other reference asset, and derivatives often have risks similar to the underlying asset, in addition to other risks. The successful use of derivatives will usually depend on the Advisor’s or sub-advisor’s ability to accurately forecast movements in the market relating to the underlying asset. If the Advisor or sub-advisor is not successful in using derivatives, a Fund’s performance may be worse than if the Advisor or sub-advisor did not use such derivatives at all.

The investment results achieved by the use of derivatives by a Fund may not match or fully offset changes in the value of the underlying asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  For example, the use of currency derivatives for hedging purposes may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Derivatives involve costs and may create leverage insofar as a Fund may receive returns (or suffer losses) in an amount that significantly exceeds the amount that the Fund committed as initial margin.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to a Fund.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Certain Funds may engage in over-the-counter (“OTC”) transactions. The use of OTC derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.  Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. To the extent that a Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired. The Fund may also be required to take or make delivery of an underlying instrument that the Advisor or sub-advisor would otherwise have attempted to avoid.

Under recent financial reforms, certain types of derivatives (i.e., certain swaps) are, and others are expected to eventually be, required to be cleared through a central counterparty.  Central clearing is designed to reduce counterparty risk and increase liquidity compared to over-the-counter derivatives, but it does not eliminate those risks entirely.  With swaps that are cleared through a central counterparty, there is also a risk of loss by a Fund of its initial and variation margin deposits in the event of bankruptcy of a futures commission merchant with which the Fund has an open position in a swap contract.

Table of Contents Prospectus 1

The regulation of swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action.  It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Funds, may increase the cost of a Fund’s investments and cost of doing business.

●
Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, a Fund trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

●
Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

●
Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange.  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.  In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative instruments related to the index.  In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index.  In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

●
Foreign Exchange Trading Risk:  The Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund each may actively trade in spot and forward currency positions and related currency derivatives in an attempt to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

●
Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. To the extent that a Fund invests in sovereign debt instruments, then investing in the debt obligations of foreign governments and its agencies may result in unique risks. The ability or willingness to repay principal and interest may be influenced by, but not limited to, the economic, financial, monetary, trade, balance of payments, political, and social situations or events in a country. Repayment may also be affected by expected support from foreign governments, multilateral organizations, or other entities.  In the case of a default, recourse, including legal action, will likely involve much more time and complexity as compared to similar proceedings in the United States.

Table of Contents Prospectus 1

●
Fund of Funds Risk:  A Fund may be subjected to fund of funds risk, which means that the ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either a Fund or the Underlying Funds will achieve their investment objectives.

●
Growth Investment Risk:  Growth investment risk is the risk that a Fund’s investment in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, a Fund’s investment in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

●
High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

●
Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

●
Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money. The value of a security with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar security with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates.

●
Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

●
Loan Risk: Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.  Additional risks may include the risk of subordination to the interests of other creditors, limited or no collateral, the lack of a secondary market, extended settlement periods, the risk of prepayment and the lack of publicly available information.

●	Management Risk: An investment or allocation strategy used by a Fund may fail to produce the intended results.

●
Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Table of Contents Prospectus 1

●
Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the over-the-counter market.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Although investors in an MLP normally would not be liable for debts of the MLP beyond the amount of their investment, they may not be shielded from liability to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to tax risk.  MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level.  A change in current tax law or the underlying business mix of an MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, in which case the MLP would be required to pay U.S. federal income tax on its taxable income.  Taxation of an MLP in which a Fund invests would result in a reduction of the value of the Fund’s investment in the MLP and, consequently, your investment in the Fund.  Additionally, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC.  Income derived by a Fund from a partnership that is not a qualified publicly traded partnership as defined in the Code will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

●
Maturity Risk:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund, the Opportunistic Fixed Income Fund and the Altegris® Diversified Alternatives Allocation Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

●
Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

●
Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

●
Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

●
Non-Diversification Risk: Each of the Opportunistic Equity Fund and the Opportunistic Fixed Income Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●
Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Table of Contents Prospectus 1

●
Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

●
Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the 1940 Act.  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

●
Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer, and must then replace the security borrowed at the market price at the time of replacement. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

●
Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

●	Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

●
Tax Risk:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Although the interest received from municipal securities generally is exempt from federal income tax, the Tax-Exempt Fixed Income Fund may invest a portion of its total assets in municipal securities subject to the federal AMT.  Accordingly, investment in the Tax-Exempt Fixed Income Fund could cause a shareholder to be subject to (or result in an increased liability under) the federal AMT.  Capital gains, if any, are taxable.

●
U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Table of Contents Prospectus 1

●
Value Investment Risk:  A Fund’s investment in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  A Fund’s investment in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Advisor or a Fund’s sub-advisor believes are their full value.

●
Wholly-Owned Subsidiary Risk:  A Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”) and will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and each Subsidiary are organized, respectively, could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.  Furthermore, because the Subsidiary is a controlled foreign corporation, any income received from its investments in underlying pooled investment vehicles may be taxed to an Altegris Fund at less favorable rates than capital gains.  Additionally, the IRS has issued a number of private letter rulings to mutual funds, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income.  It is not anticipated that all of the Underlying Funds in which the Fund may invest will have received such a private letter ruling.  However, the IRS has suspended issuance of any further private letter rulings pending a review of its position.  Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years.

TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.  The trading costs and tax consequences associated with a Fund’s portfolio turnover may affect its overall investment performance.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.AssetMark.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

Table of Contents Prospectus 1

MANAGEMENT OF THE FUNDS
Investment Advisor
AssetMark, Inc., 1655 Grant Street, 10th Floor, Concord, CA 94520-2445, serves as the investment advisor to each of the Funds under an investment advisory agreement with each Trust (the “Investment Advisory Agreement”).  AssetMark is registered as an investment advisor with the SEC.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of a Trust (the “Board of Trustees” or the “Board”) sets each Fund’s overall investment strategies.  For Funds that are not sub-advised, the Advisor also manages the Fund’s portfolio of investments.  For sub-advised Funds, the Advisor: (i) evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (ii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (iii) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (iv) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  For the GuidePathSM Altegris® Diversified Alternatives Allocation Fund, the Advisor also implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by the sub-advisor, Altegris.  The Advisor has ultimate responsibility (subject to oversight by a Trust’s Board of Trustees) to oversee any sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson, CFA, Michael Abelson, CFA, and Selwyn Crews of AssetMark are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.  Mr. Abelson, Ms. Brunson and Mr. Crews are responsible for the day-to-day management of the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund.  The Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

●	Michael Abelson, CFA
Senior Vice President, Investments & Product Management
Mr. Abelson is Senior Vice President of AssetMark, responsible for the firm’s investment functions. Mr. Abelson joined the firm in 1994. Mr. Abelson has served as a portfolio manager for the GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.

●	Zoë Brunson, CFA
Director of Investment Strategies
Ms. Brunson is Director of Investment Strategies for AssetMark, responsible for managing specific areas of the firm’s research, due-diligence and portfolio management functions. Ms. Brunson joined the firm in 2007.  Ms. Brunson has served as a portfolio manager for the GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.  Prior to 2007 Ms. Brunson was a Director at Standard & Poor’s where she led the team responsible for manager research and multi-manager portfolios.

●	Selwyn Crews
Principal of Portfolio Construction
Mr. Crews is Principal of Portfolio Construction for AssetMark, responsible for managing specific portfolios and solutions for the firm. Prior to joining AssetMark in 2011, Mr. Crews was responsible for risk oversight of mutual funds in variable annuity products at Genworth Financial.

Table of Contents Prospectus 1

The Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Management Fee (as a percentage of average daily net assets)
GuideMarkSM Large Cap Growth Fund	0.70%
GuideMarkSM Large Cap Value Fund	0.70%
GuideMarkSM Small/Mid Cap Core Fund	0.75%
GuideMarkSM World Ex-US Fund	0.70%
GuideMarkSM Opportunistic Equity Fund	0.80%
GuideMarkSM Global Real Return Fund	0.65%
GuideMarkSM Core Fixed Income Fund	0.50%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.50%
GuideMarkSM Opportunistic Fixed Income Fund	0.70%
GuidePathSM Strategic Asset Allocation Fund	0.25%
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund	0.25%
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	0.35%
GuidePathSM Absolute Return Asset Allocation Fund	0.35%
GuidePathSM Multi-Asset Income Asset Allocation Fund	0.35%
GuidePathSM Fixed Income Allocation Fund	0.25%
GuidePathSM Altegris® Diversified Alternatives Allocation Fund	0.15%

The Advisor has entered into a Fee Waiver Agreement with GPS Funds I designed to provide the Funds’ shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.  Please note that the aforementioned waiver does not apply to GPS Funds II, which includes the GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris® Diversified Alternatives Allocation Fund.

The Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (net of distribution and/or service (12b-1) fees, administrative service fees, and securities lending expense reductions) (“expense cap”) for the period ending on July 31, 2015.  Under the Agreements, the Advisor may recapture waived fees and expenses it assumed for a three-year period under specified conditions.  The expense cap for each Fund (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) is as follows:

Fund	Expense Cap
GuideMarkSM Large Cap Growth Fund	0.99%
GuideMarkSM Large Cap Value Fund	0.99%
GuideMarkSM Small/Mid Cap Core Fund	1.09%
GuideMarkSM World Ex-US Fund	1.09%
GuideMarkSM Opportunistic Equity Fund	1.10%
GuideMarkSM Global Real Return Fund	1.05%
GuideMarkSM Core Fixed Income Fund	0.79%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.79%
GuideMarkSM Opportunistic Fixed Income Fund	1.05%
GuidePathSM Strategic Asset Allocation Fund	0.50%
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund	0.50%
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	0.60%

Table of Contents Prospectus 1

Fund	Expense Cap
GuidePathSM Absolute Return Asset Allocation Fund	0.60%
GuidePathSM Multi-Asset Income Asset Allocation Fund	0.60%
GuidePathSM Fixed Income Allocation Fund	0.55%
GuidePathSM Altegris® Diversified Alternatives Allocation Fund	0.50%

Finally, effective December 13, 2012, the Advisor has contractually agreed to waive its entire Management and Administrative Services Fees for the Altegris® Diversified Alternatives Allocation Fund, for the period ending on July 31, 2015. Effective April 23, 2014, the Advisor implemented a voluntary 0.10% waiver of its 0.65% Management Fee for the Global Real Return Fund.

The Advisor’s primary business is to operate the AssetMark, Inc. investment platform (the “AssetMark Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the AssetMark Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the AssetMark Platform.  AssetMark advised or administered in excess of $21.6 billion in investor assets as of March 31, 2014, including mutual funds, variable annuities, ETFs and privately managed accounts.

AssetMark also provides certain administrative services to the Service Shares of the Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the Services Shares of the Funds.  The administrative services may include development and maintenance of a web-based software platform for both investment advisors and shareholders; creation of a customized full-color client Quarterly Performance Review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares, including the transfer agent and custodian.

The Advisor has entered into a sub-advisory agreement with each sub-advisor (on behalf of the applicable Funds) and compensates each sub-advisor out of the management fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the portion of the applicable Fund’s assets that it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the GPS Funds I Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements (other than the sub-advisory agreement for the Small/Mid Cap Core Fund) is available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2013.  A discussion regarding the basis for the GPS Funds I Board’s approval of the sub-advisory agreement for the Small/Mid Cap Core Fund is available in the Funds’ annual report to shareholders for the period dated March 31, 2014. A discussion regarding the basis for the GPS Funds II Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements is available in the Funds’ semi-annual report to shareholders for the period ending September 30, 2013.

Table of Contents Prospectus 1

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Large Cap Growth Fund:
Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor to the Large Cap Growth Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of June 30, 2014, Wellington Management had approximately $903.8 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

●	Paul Marrkand, CFA
Senior Vice President and Equity Portfolio Manager
Mr. Marrkand joined Wellington Management as an investment professional in 2005.  Mr. Marrkand has served as the portfolio manager for the Fund since 2011.

Large Cap Value Fund:
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the sub-advisor to the Large Cap Value Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $97.5 billion in assets under management as of June 30, 2014.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

●	Mark Giambrone
Managing Director and Portfolio Manager
Mr. Giambrone joined BHMS in 1999.  Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates.  During his 22 -year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal.  Mr. Giambrone is a member of the American Institute of Certified Public Accountants.  He graduated summa cum laude from Indiana University with a BS in Business and received an MBA from the University of Chicago. Mr. Giambrone has served as a portfolio manager for the Fund since 2011.

●	Michael B. Nayfa , CFA
Director and Assistant Portfolio Manager
Mr. Nayfa joined BHMS in 2008 as an equity analyst.  His 10 years of experience includes work as an analyst at HBK and institutional equity sales at Natexis Bleichroeder.  Mr. Nayfa began his career in institutional sales at Sidoti & Company, LLC.  He holds an MBA from the University of Texas, as well as a BBA in Finance from Texas Christian University, and is a member of the CFA Society of Dallas-Fort Worth.   Mr. Nayfa has served as an assistant portfolio manager for the Fund since 2014.

●	Terry L. Pelzel , CFA
Director and Assistant Portfolio Manager
Mr. Pelzel joined BHMS in 2010 as an equity analyst.  Prior to joining BHMS, he served as a senior portfolio analyst at Highland Capital Management, LP and as a financial analyst at Houlihan, Lokey, Howard & Zukin, Inc.  Mr. Pelzel graduated from Texas A&M University, where he earned his BBA in Finance, magna cum laude.   Mr. Pelzel has served as an assistant portfolio manager for the Fund since 2014.

Table of Contents Prospectus 1

Small/Mid Cap Core Fund:
Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor to the Small/Mid Cap Core Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of June 30, 2014, Wellington Management had approximately $903.8 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

●           Cheryl M. Duckworth, CFA
Managing Director and Associate Director of Global Industry Research
Ms. Duckworth serves as the Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S.  Ms. Duckworth supervises and coordinates a team of global industry analysts and joined Wellington Management as an investment professional in 1994.  Ms. Duckworth has served as a portfolio manager for the Fund since 2014.

●           Mark D. Mandel, CFA
Partner and Director of Global Industry Research
 As the Senior Vice President and Director of Global Industry Research of Wellington Management, Mr. Mandel supervises a team of global industry analysts that manage the Fund and joined Wellington Management as an investment professional in 1994.  Mr. Mandel has served as a portfolio manager  for the Fund since 2014.

World ex-US Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the World ex-US Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of March 31, 2014, Pyramis had approximately $209.2 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

●	César Hernandez, CFA
Portfolio Manager
Mr. Hernandez joined Fidelity Investments in 1989.  Mr. Hernandez developed the Select International strategy at Fidelity Investments and has been responsible for managing Select International and Select Global portfolios on behalf of institutional investors around the world since the discipline’s inception in 1989.  Mr. Hernandez began his investment career in 1986.  Mr. Hernandez has served as the portfolio manager for the Fund since 2011.

Opportunistic Equity Fund:
Westfield Capital Management Company, L.P. (“Westfield”) is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, Boston, Massachusetts 02111. Westfield is an SEC-registered investment advisor that was founded in 1989.  Westfield is 100% employee owned.  As of June 30, 2014, Westfield had approximately $17.3 billion in assets under management. Investment decisions for the Fund are made by the Westfield Investment Committee (the “Committee”), which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Committee members, based either on seniority or role within the Committee, as having day-to-day management responsibilities for Westfield’s allocated portion of the Fund’s portfolio.

●	William A. Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia has worked at Westfield since 1994.  He covers Healthcare and Energy, as well as provides overall market strategy.  Mr. Muggia has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Table of Contents Prospectus 1

●	Ethan J. Meyers, CFA
Managing Partner
Mr. Meyers has worked at Westfield since 1999.  He covers Industrials and Business Services.  Mr. Meyers has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

●	John M. Montgomery
Managing Partner and Portfolio Strategist
Mr. Montgomery has worked at Westfield since 2006.  Mr. Montgomery has focused on portfolio and investment process strategy for Westfield’s allocated portion of the Fund since its inception.

●	Hamlen Thompson
Managing Partner
Mr. Thompson has worked at Westfield since 2003.  He covers Energy and Industrials.  Mr. Thompson has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

●	Bruce N. Jacobs, CFA
Managing Partner
Mr. Jacobs has worked at Westfield since 2004.  He covers Health Care and Consumer Staples.  Mr. Jacobs has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Opportunistic Equity Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment advisor with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.  As of June 30, 2014, Diamond Hill had approximately $14.2 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

●	Rick Snowdon, CFA
Portfolio Manager and Co-Director of Research
Mr. Snowdon has served as an investment professional at Diamond Hill since 2007.  Prior to joining Diamond Hill, Mr. Snowdon served as a board member and consultant with Adams Rite Manufacturing.  Mr. Snowdon was an energy trader/vice president for Energy Trading for American Electric Power from 1997 to 2002 and a junior trader with Enron Corporation from 1996 to 1997.  Mr. Snowdon has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

●	Austin Hawley, CFA
Portfolio Manager and Co-Director of Research
Mr. Hawley has served as an investment professional at Diamond Hill since 2008.  Prior to joining Diamond Hill, Mr. Hawley was an equity analyst at Putnam Investments.  Mr. Hawley was also an investment associate at Putnam Investments from 1999 to 2002.  Mr. Hawley has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

River Road Asset Management, LLC (“River Road”), serves as a sub-advisor to the Opportunistic Equity Fund and is headquartered in Louisville, Kentucky.  River Road is registered as an investment adviser with the SEC.  As of March 31, 2014, River Road had approximately $10.3 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio:

●	Henry W. Sanders III, CFA
Portfolio Manager
Mr. Sanders is the Executive Vice President of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth Trust Company.  Mr. Sanders has served as a portfolio manager for the Fund since January 2013.

Table of Contents Prospectus 1

●	Thomas S. Forsha, CFA
Portfolio Manager
Mr. Forsha is the Co-Chief Investment Officer of River Road.  Prior to joining River Road, Mr. Forsha served as Equity Analyst and Portfolio Manager for ABN AMRO Asset Management USA.  Mr. Forsha has served as a portfolio manager for the Fund since January 2013.

●	James C. Shircliff, CFA
Portfolio Manager
Mr. Shircliff is the Chief Investment Officer of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Shircliff served as Executive Vice President, Portfolio Manager, and Director of Research for SMC Capital, Inc.  Mr. Shircliff has served as a portfolio manager for the Fund since January 2013.

Global Real Return Fund:
SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts  02111, serves as the sub-advisor to the Global Real Return Fund.  As of June 30, 2014, SSgA FM had approximately $371.8 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of the Fund’s portfolio:

●	Robert Guiliano
Vice President and Senior Portfolio Manager for the Investment Solutions Group
Mr. Guiliano is a Vice President of State Street Global Advisors and a Senior Portfolio Manager in SSgA’s US Portfolio Management - Investment Solutions Group (ISG). He joined the firm in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy.

●	Christopher Goolgasian, CPA, CFA, CAIA
Managing Director and Head of Portfolio Management – Americas for the Investment Solutions Group
Mr. Goolgasian is a Managing Director of State Street Global Advisors and Head of Portfolio Management – Americas for the Investment Solutions Group. He is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients. Previously, Mr. Goolgasian was an Institutional Portfolio Manager with Pyramis Global Advisors, a Fidelity Investments Company. In this role he worked with institutional clients on strategic, tactical and lifecycle portfolios. Prior to joining Fidelity in 1997, Mr. Goolgasian spent  nearly  three  years  as  a  CPA  with  the  public  accounting  firm  Kaplan,  Moran  & Digennaro. Mr. Goolgasian earned a Masters of Business Administration from Bryant University in 1997 with a concentration in Finance and a Bachelor of Arts from Bryant University in 1995 with a concentration in Accounting.  He has earned the Chartered Financial Analyst designation, Chartered Alternative Investment Analyst designation and is a Certified Public Accountant.  Mr. Goolgasian is a member of the CFA Institute, the Boston Security Analyst Society and the Chartered Alternative Investment Analyst Association.  He is also a professor of Finance at Bryant University.

Core Fixed Income Fund:
Wellington Management Company, LLP (“Wellington Management”) is a sub-advisor to the Core Fixed Income Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of June 30, 2014, Wellington Management had approximately $903.8 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Wellington Management’s allocated portion of the Fund’s portfolio:

●	Campe Goodman, CFA
Senior Vice President and Fixed Income Portfolio Manager
Mr. Goodman has served as Portfolio Manager of the Fund since its inception in 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

Table of Contents Prospectus 1

●	Joseph F. Marvan, CFA
Senior Vice President and Fixed Income Portfolio Manager
Mr. Marvan has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

●	Lucius T. (L.T.) Hill, III
Senior Vice President and Fixed Income Portfolio Manager
Mr. Hill has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is a sub-advisor to the Core Fixed Income Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $97.5 billion in assets under management as of June 30, 2014.  The following portfolio managers are primarily responsible for the day-to-day management of BHMS’ allocated portion of the Fund’s portfolio:

●	David R. Hardin
Managing Director and Portfolio Manager
Mr. Hardin joined BHMS in 1987 as a portfolio manager. Currently, he serves as the lead portfolio manager for Intermediate and Short maturity strategies and is a generalist in fixed income credit research.  He also manages BHMS’ municipal portfolios.  Prior to joining BHMS, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 38-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.  He received an M.Sc. from the London School of Economics and a BBA from Texas Christian University.  Mr. Hardin has served as a portfolio manager for the Fund since 2010.

●	John S. Williams, CFA
Managing Director and Portfolio Manager
Mr. Williams joined BHMS in 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies.  In addition to developing portfolio strategy, he is responsible for risk management and assists on MBS sector management.  While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 38-year investment career, he served as an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager for taxable and tax-exempt fixed income, as well as equities, in the trust department at InterFirst Bank Dallas.   He earned an MBA and a BBA, both with Honors, from Texas Christian University.  Mr. Williams has served as a portfolio manager for the Fund since 2010.

•	Deborah A. Petruzzelli
Managing Director and Portfolio Manager
Ms. Petruzzelli joined BHMS in 2003 as a portfolio manager. She serves as the structured securities portfolio manager for mortgage-backed, asset-backed, and commercial mortgage-backed securities  During her 28-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of asset-backed securities, collateralized mortgage-backed securities, and whole-loan sectors for all client portfolios. She also had an active role in that firm’s development of a core plus strategy, leveraging the firm’s convertible equity management strengths.  Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities.  She earned a BSBA in Business Administration from Bowling Green State University.  Ms. Petruzzelli has served as a portfolio manager for the Fund since 2010.

Table of Contents Prospectus 1

●	Scott McDonald, CFA
Managing Director and Portfolio Manager
Mr. McDonald joined BHMS in 1995. He currently serves as the lead portfolio manager for Long Duration strategies, specializing in corporate and government bonds.  He is also a generalist in investment grade fixed income credit research.  Mr. McDonald is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 25-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing corporate bonds, private placements and mortgages. While with Life Partners, he was responsible for implementing the investment strategy for their life insurance and annuity assets.  Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.  He received an MBA from the University of Texas and a BBA from Southern Methodist University.  Mr. McDonald has served as a portfolio manager for the Fund since 2010.

●	Mark C. Luchsinger, CFA
Managing Director and Portfolio Manager
Mr. Luchsinger joined BHMS in 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is the lead portfolio manager for Core and Core Plus strategies.  He is also a generalist in investment grade and high yield credit research.  Mr. Luchsinger is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 33-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company, where he was responsible for the management of corporate, mortgage, and private placement fixed income, as well as equity assets.  He has also served as senior investment portfolio manager for Western Preferred Corporation, managing their fixed income assets. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.  He earned a BBA from Bowling Green State University.  Mr. Luchsinger has served as a portfolio manager for the Fund since 2010.

Tax-Exempt Fixed Income Fund:
Delaware Investments Fund Advisers (formerly known as Delaware Management Company) (“DIFA”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  DIFA is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  “Delaware Investments” refers to Delaware Management Holdings, Inc. and its subsidiaries, including DIFA, and is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.  DIFA manages both equity and fixed income assets classes for a variety of clients.  DIFA’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading.  As of June 30, 2014, Delaware Investments had approximately over $181.5 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DIFA’s allocated portion of the Fund’s portfolio:

●	Joseph Baxter
Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager
Mr. Baxter is the head of DIFA’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of DMBT’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.  Mr. Baxter received a bachelor’s degree in finance and marketing from La Salle University.  Mr. Baxter has served as a portfolio manager for the Fund since 2006.

●	Stephen Czepiel
Senior Vice President and Senior Portfolio Manager
Mr. Czepiel is a member of DIFA’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry.  Mr. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.  Mr. Czepiel has served as a portfolio manager for the Fund since 2006.

Table of Contents Prospectus 1

●	Gregory Gizzi
Senior Vice President and Senior Portfolio Manager
Gregory A. Gizzi is a member of DIFA’s municipal fixed income portfolio management team.  He is also a co-portfolio manager of DIFA’s municipal bond funds and several client accounts.  Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort.  Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity.  Mr. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager.  He later worked in the same capacity at Dillon Read.  Mr. Gizzi earned his bachelor’s degree in economics from Harvard University.  Mr. Gizzi has served as a portfolio manager for the Fund since December 2012.

Nuveen Asset Management, LLC (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment advisor with approximately $127.6 billion in assets under management as of June 30, 2014.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by a holding company formed by equity investors led by Madison Dearborn Partners, LLC.  NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The following portfolio managers are primarily responsible for the day-to-day management of NAM’s allocated portion of the Fund’s portfolio:

●	Martin J. Doyle, CFA
Managing Director and Director of SMA Portfolio Management
Mr. Doyle has been with NAM since 1987.  He helps to establish strategy for the firm’s various investment styles, and he chairs the Municipal Securities Investment Oversight Group.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  He is a Chartered Financial Analyst.  Mr. Doyle has served as a portfolio manager for the Fund since 2006.

●	John V. Miller, CFA
Managing Director and Co-Head of Fixed Income
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund.  He is a Chartered Financial Analyst.  Mr. Miller has served as a portfolio manager for the Fund since 2006.

●	Michael J. Sheyker, CFA
Senior Vice President and Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the Municipal Securities Investment Oversight Group.  He is a Chartered Financial Analyst.  Mr. Sheyker has served as a portfolio manager for the Fund since 2006.

Table of Contents Prospectus 1

Opportunistic Fixed Income Fund:
Franklin Advisers, Inc. (“Franklin”), One Franklin Parkway, San Mateo, California  94403, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2014, Franklin had approximately $920.5 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio:

●	Michael Hasenstab, Ph.D.
Executive Vice President, Portfolio Manager
Chief Investment Officer, Global Bonds
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Dr. Michael Hasenstab, Ph.D., is executive vice president and chief investment officer, Global Bonds for Franklin Templeton Fixed Income Group, overseeing the global fixed income portfolio management team. The group offers a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. Dr. Hasenstab is a member of the Fixed Income Policy Committee and is a portfolio manager for a number of funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. Dr. Hasenstab has won numerous awards globally, including being named Morningstar’s Fixed Income Manager of the Year in Canada in 2013 and in the U.S. in 2010. He was recognized as one of the most influential fund managers by Investment News in 2010. Bloomberg Markets named him Top Global Bond Fund Manager in 2010 and Top U.S. and Global Bond Fund Manager in 2009. Additionally, he was named Global Bond Manager of the Year by Investment Week in 2008, 2010 and 2011, and also Best Global Manager by Standard & Poor’s BusinessWeek in 2006 .Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He specializes in global macroeconomic analysis with a focus on currency, interest rate and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia. Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master’s degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

●	Canyon Chan, CFA
Senior Vice President
Portfolio Manager
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Canyon Chan is a senior vice president and portfolio manager in the Franklin Templeton Fixed Income Group’s global bond department. He focuses on portfolio construction and implementation, derivatives, quantitative strategies and analytics, and risk management. Additionally, he performs generalist research across global asset classes. Mr. Chan was a director in Franklin Templeton’s alternative investment strategies group from 2003 to 2007. He managed Franklin Templeton’s fund of hedge funds portfolios and the style allocation for the Franklin Templeton Global Growth and Value Fund. In addition, he researched and developed new hedge fund, currency and commodity investment strategies. Prior to 2003, Mr. Chan was a vice president and portfolio manager for Franklin Advisers, Inc. He was a co-manager of the Franklin Flex Cap Growth Fund, Franklin Equity Fund and Franklin Technology Fund. His equity research experience included coverage of the Internet, enterprise software, new media, electronic commerce, telecommunications equipment, entertainment software, paper, packaging and engineering and construction industries, as well as quantitative stock research and modeling. In addition to his investment management responsibilities, Mr. Chan served as the director of Portfolio Technology for the Franklin Equity Group of Franklin Advisers, Inc. He developed various portfolio analytics, risk management, research database and knowledge management systems, as well as internal analyst and manager performance measurement and benchmarking processes. Mr. Chan joined Franklin Templeton in 1991 after earning his B.A. in quantitative economics from Stanford University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the Security Analysts of San Francisco (SASF) and the CFA Institute.

Table of Contents Prospectus 1

●	Christine Zhu
Portfolio Manager, Quantitative Research Analyst
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
 Christine Zhu is a portfolio manager and quantitative research analyst for Franklin Templeton Fixed Income Group’s global bond group. Ms. Zhu joined Franklin Templeton in 2007, initially in the Portfolio Analysis and Investment Risk team as a senior consultant. In 2010, she joined the global bond group with focuses on portfolio construction, derivatives/quantitative strategies in global market, and risk management. Prior to joining Franklin Templeton, Ms. Zhu was a senior associate at MSCI Barra where her experience included fixed income analytics and risk exposure calculation. She also worked in the technology department at Oracle and at China Construction Bank. Ms. Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame. She is fluent in mandarin Chinese.

Loomis, Sayles & Co., L.P. (“Loomis Sayles”), One Financial Center, Boston Massachusetts  02111, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2014, Loomis Sayles had approximately $221.3 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

●	Matthew Eagan, CFA
Vice President
Mr. Eagan began his investment career in 1989 and joined Loomis Sayles in 1997.  Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University.  He holds the designation of Chartered Financial Analyst.

●	Kevin Kearns
Vice President
Mr. Kearns began his investment career in 1986 and joined Loomis Sayles in 2007.  Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management.  Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College.

●	Todd Vandam, CFA
Vice President
Mr. Vandam began his investment career and joined Loomis Sayles in 1994.  Mr. Vandam received a B.A. from Brown University and holds the designation of Chartered Financial Analyst.

DoubleLine Capital LP (“DoubleLine”), a sub-advisor to the Opportunistic Fixed Income Fund, is an independent, employee-owned money management firm located at 333 South Grand Avenue, 18th Floor, Los Angeles, California 90071.  DoubleLine is registered as an investment adviser with the SEC.  As of June 30, 2014, DoubleLine had approximately $51.9 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DoubleLine’s allocated portion of the Fund’s portfolio:

●	Jeffrey E. Gundlach
Portfolio Manager
Mr. Gundlach is the Chief Executive Officer and Chief Investment Officer of DoubleLine, which he co-founded in 2009.  Prior to founding DoubleLine, Gundlach was associated with TCW Group Inc. (“TCW”), where he was Chief Investment Officer, Group Managing Director and President. Mr. Gundlach has served as a portfolio manager for the Fund since September 4, 2012.

●	Philip A. Barach
Portfolio Manager
Mr. Barach is the President of DoubleLine, which he co-founded in 2009.  During the five years prior to forming DoubleLine, Mr. Barach was Group Managing Director at TCW.  Mr. Barach has served as a portfolio manager for the Fund since September 4, 2012.

Table of Contents Prospectus 1

Altegris® Diversified Alternatives Allocation Fund
Altegris Advisors, LLC (“Altegris”), 1200 Prospect Street, Suite 400 La Jolla, California 92037, is the sub-advisor to the GuidePathSM Altegris® Diversified Alternatives Allocation Fund. Altegris is owned and controlled by (i) private equity funds managed by Aquiline Capital Partners LLC and its affiliates (“Aquiline”), and by Genstar Capital Management, LLC and its affiliates (“Genstar”), and (ii) certain senior management of Altegris and other affiliates.  Established in 2005, Aquiline focuses its investments exclusively in the financial services industry.  Established in 1988, Genstar focuses its investment efforts across a variety of industries and sectors, including financial services.   As of May 30, 2014, Altegris had approximately $1.2 billion in assets under management.  Altegris provides advice with respect to the Fund’s investment strategies and has responsibility for allocating the Fund’s assets among the Underlying Funds.  Altegris and the portfolio managers set forth below are primarily responsible for the day to day portfolio management of the Fund.  The Advisor implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by Altegris.  Altegris does not receive a fee for its services as a sub-advisor to the Fund, but it does receive advisory fees from Underlying Funds for which it acts as an Advisor.

●	Matt Osborne
Executive Vice President
Mr. Osborne has served as Executive Vice President of Altegris since its founding in February, 2010. From 2002 until May 2010, Mr. Osborne served as an Executive Vice President and Chief Investment Officer of Altegris Investments, Inc. From July 2002 to the present, he has also served as Director and Vice President of Altegris Funds.  He also serves as a manager and Executive Vice President of each of Altegris Clearing Solutions, L.L.C. and Altegris Futures, L.L.C. Mr. Osborne brings more than 25 years of international business and financial market experience to his role in directing the managed futures strategies and related strategic initiatives for Altegris. Prior to 2002, Mr. Osborne was Director of Research for the Managed Investments Division of Man Financial. Previous to his role at Man Financial, Mr. Osborne served as Investment Manager for a family office in his native New Zealand where he was responsible for formulating investment policies and implementing a global asset allocation program that specialized in alternative investment strategies such as hedge funds and managed futures. Mr. Osborne has served as portfolio manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund since 2012.

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV).  The NAV of each Fund that operates as a fund of funds is generally based on the NAV of the Underlying Funds.  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by a Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that a Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.

If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with a Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ and Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

Table of Contents Prospectus 1

The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Funds generally do not accept investments from non-U.S. investors and reserve the right to decline such investments.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

Table of Contents Prospectus 1

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Boards of Trustees have adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account. The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  The Funds also work with intermediaries that sell or facilitate the sale of Fund shares to identify abusive trading practices in omnibus accounts. Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds. The Advisor maintains processes to monitor and identify abusive or excessive short-term trading activity in the Funds.  The Advisor periodically reviews the Funds’ purchase and redemption activity (including receiving and analyzing daily trade detail reports from USBFS and performing monthly testing) in order to detect possible market-timing.  Although the Funds and the Advisor take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Due to the nature of the AssetMark Platform, where Fund purchase and redemption transactions are submitted on behalf of clients invested in the AssetMark Platform in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Funds are made available outside of the AssetMark Platform, the Advisor will work with the Funds’ transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.

Because the GuideMarkSM Funds are utilized as underlying investments by the GuidePathSM Funds of Funds such that the Advisor effects the GuidePathSM Funds of Funds’ transactions in shares of the GuideMarkSM Funds consistent with the GuidePathSM Funds of Funds’ investment policies and net asset flows, investments in the GuideMarkSM Funds by the GuidePathSM Funds of Funds are not subject to the Funds’ market timing policy.

DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, 622 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shores of each of the Funds. It is expected that, on or before August 29, 2014, AssetMark Brokerage, LLC, an affiliate of the Advisor, will replace Capital Brokerage Corporation as the distributor of each Fund’s shares.  Shares of each Fund are offered on a continuous basis.

Table of Contents Prospectus 1

Distribution Plan
Each Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act to provide certain distribution activities and shareholder services for the Service Shares of Funds and their shareholders.  Each Fund pays 0.25% per year of its Service Shares’ average daily net assets for such distribution and shareholder service activities.  As these fees are paid out of a Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts may be paid under the Funds’ 12b-1 Distribution Plan to brokers, dealers, advisors and others.  For example, Rule 12b-1 fees are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark Platform through which the Funds are primarily distributed.  The Advisor (and its affiliates) similarly receive portions of such 12b-1 payments for their services provided in connection with the AssetMark Platform.  Payments under the 12b-1 Distribution Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed or be less than the amount of expense actually incurred.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2500 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Funds. Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities (except the Opportunistic Fixed Income Fund’s).  U.S. Bank N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the Opportunistic Fixed Income Fund’s cash and securities.  BNY Mellon does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  Each Fund, other than the Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund, expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually.  The Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund each expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statement will show any exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you.  However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Table of Contents Prospectus 1

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

TAX CONSIDERATIONS

Fund Distributions.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts, passive foreign investment companies, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Your broker-dealer or other financial intermediary (such as a bank or financial advisor) (collectively, “broker-dealers”) will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the broker-dealer’s default method unless you instruct your broker-dealer to use a different calculation method.  Shareholders should carefully review the cost basis information provided by the broker-dealer and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. Please contact your broker-dealer with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.  Net investment income does not include exempt-interest dividends.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Table of Contents Prospectus 1

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and exempt-interest dividends. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2014.  It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends, or, if reinstated, whether such exemptions would have retroactive effect.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND

Exempt-Interest Dividends. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Table of Contents Prospectus 1

This discussion of “DIVIDENDS, DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

OTHER INFORMATION

Commodity Pool Operator Exclusion and Regulation

The Advisor has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the GuideMarkSM and GuidePathSM Funds, other than the GuidePathSM Altegris® Diversified Alternatives Allocation Fund.  The Funds for which such exclusion has been claimed are referred to herein as the “Excluded Funds.”  The Advisor is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Excluded Funds.  The Excluded Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets.  In addition, the Advisor is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC.  The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

Each Excluded Fund’s investments in futures, commodity options or swaps will be limited in accordance with the terms of the exclusion upon which the Fund relies.

GuidePath SM Altegris® Diversified Alternatives Allocation Fund

The Advisor is registered as a commodity pool operator under the CEA and the rules of the CFTC and, with respect to the GuidePathSM Altegris® Diversified Alternatives Allocation Fund, is subject to regulation as a commodity pool operator under the CEA. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Advisor’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Advisor’s CFTC compliance obligations. As the Fund is operated subject to CFTC regulation, it may incur additional compliance and related expenses.  The CFTC has neither reviewed nor approved the Fund, its investment strategies or this prospectus.

INDEX DESCRIPTIONS

Each of the following indexes is unmanaged and cannot be invested in directly.  The indexes do not reflect any deductions for fees, expenses or taxes.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities.  All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Barclays Municipal Bond Index

The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Barclays Multiverse Index

The Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

Table of Contents Prospectus 1

Barclays U.S. TIPS Index

The Barclays U.S. TIPS Index includes all publicly-issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays Global Inflation Linked Bond Index

The Barclays Global Inflation Linked Bond Index includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency.

Bloomberg Commodity Index*

The Bloomberg Commodity Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc.  Effective July 1, 2014, the Dow Jones-UBS Commodity Index changed its name to the Bloomberg Commodity Index.

BofA Merrill Lynch Global Broad Market Index

The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets.

Citigroup 3-Month Treasury Bill Index

The Citigroup 3-Month Treasury Bill Index tracks the performance of US Treasury Bills with a remaining maturity of three months.

Dow Jones Global Select Real Estate Securities (“RESI”) Index

The Dow Jones Global Select RESI Index represents equity real estate investment trusts and real estate operating companies traded globally.

Global Real Return Blended Index

The Global Real Return Blended Index is a weighted combination of 20% of the total return from the Bloomberg Commodity Index, 35% of the total return from the S&P Global Natural Resources Index, 15% of the total return from the Dow Jones Global Select RESI Index and 30% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/15/30 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Global Real Return Blended Index. Effective July 1, 2014, the Dow Jones-UBS Commodity Index changed its name to the Bloomberg Commodity Index.  Prior to July 31, 2014, the Global Real Return Blended Index was comprised of the Bloomberg Commodity Index, the S&P Global Natural Resources Index, the Dow Jones Global Select RESI Index, and the Barclays Global Inflation Linked Bond Index and was weighted on a 20/35/20/25 basis for each historical month.

HFRI Fund of Funds Composite Index

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

MSCI All Country World Index

The MSCI All Country World Index measures the equity market performance of developed and emerging markets.  As of the date of this Prospectus, the MSCI consisted of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Table of Contents Prospectus 1

MSCI All Country World ex-US Index

The MSCI All Country World ex US Index measures the equity market performance of developed and emerging markets excluding the United States.  As of the date of this Prospectus, the MSCI ACWI ex US consisted of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI World High Dividend Yield Index

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 developed market countries. The Index is designed to reflect the performance of equities (excluding REITs) with higher than average dividend yields that are both sustainable and persistent.

Multi-Asset Income Blended Index

The Multi-Asset Income Blended Index is a weighted combination of 60% of the total return from the MSCI World High Dividend Yield Index with 40% of the total return from the Barclays US Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.  As of May 31, 2014, the market capitalization of the companies in the Russell 1000® Index ranged from $2.2 billion to $545 billion.

Russell 1000® Growth Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000® Value Index

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2500TM Index

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Table of Contents Prospectus 1

Russell 3000® Index

The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

S&P 500® Index

The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

S&P Global Natural Resources Index

The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities that meet specific investability requirements across three primary commodity-related sectors: agribusiness, energy, and metals and mining.

Tactical Constrained Blended Index

The Tactical Constrained Blended Index is a weighted combination of 75% of the total return from the MSCI All Country World Index with 25% of the total return from the BofA Merrill Lynch Global Broad Market Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Constrained Blended Benchmark Index.

Tactical Unconstrained Blended Index

The Tactical Unconstrained Blended Index is a weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Unconstrained Blended Benchmark Index.

FINANCIAL HIGHLIGHTS
The financial highlights information below is for the Funds’ Service Shares.  The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the year ended March 31, 2014 has been audited by Cohen Fund Audit Services, Ltd., each Fund’s independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ most recent Annual Report which is available upon request.  The information for the years ended March 31, 2013, 2012, 2011 and 2010 was audited by another independent registered public accounting firm.

Table of Contents Prospectus 1

	Large Cap Growth Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2013	2012	2011	2010
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.12	$10.61	$9.99	$8.41	$5.67

Income from investment operations:
Net investment income (loss)	0.00	0.02	(0.03)	(0.01)	0.01
Net realized and unrealized gains (losses) on investments	2.45	0.51	0.65	1.59	2.75
Total from investment operations	2.45	0.53	0.62	1.58	2.76

Less distributions:
Dividends from net investment income	(0.01)	(0.02)	—	—	(0.01)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.01)	(0.02)	—	—	(0.02)

Net asset value, end of year	$13.56	$11.12	$10.61	$9.99	$8.41

Total return	22.04%	5.00%	6.21%	18.79%	48.60%

Supplemental data and ratios:
Net assets, end of year	$138,902,683	$136,196,479	$168,654,404	$211,129,188	$207,928,223

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.48%	1.52%	1.54%	1.45%	1.46%
After expense reimbursement (recapture) and securities lending credit	1.49%	1.49%	1.49%	1.43%	1.41%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.05%	0.18%	-0.32%	-0.13%	0.09%
After expense reimbursement (recapture) and securities lending credit	0.04%	0.21%	-0.27%	-0.11%	0.14%

Portfolio turnover rate	55.81%	60.92%	126.61%	63.33%	69.83%

Portfolio Turnover is calculated for the Fund as a whole.

Table of Contents Prospectus 1

	Large Cap Value Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2013	2012	2011	2010
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.52	$8.47	$8.32	$7.44	$4.85

Income from investment operations:
Net investment income	0.13	0.14	0.10	0.09	0.10
Net realized and unrealized gains (losses) on investments	2.31	1.03	0.13	0.88	2.60
Total from investment operations	2.44	1.17	0.23	0.97	2.70

Less distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.08)	(0.09)	(0.11)
Total distributions	(0.12)	(0.12)	(0.08)	(0.09)	(0.11)

Net asset value, end of year	$11.84	$9.52	$8.47	$8.32	$7.44

Total return	25.63%	13.96%	2.87%	13.15%	55.37%

Supplemental data and ratios:
Net assets, end of year	$137,835,903	$139,072,035	$163,077,098	$200,132,341	$200,627,939

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.46%	1.49%	1.51%	1.44%	1.44%
After expense reimbursement (recapture) and securities lending credit	1.45%	1.49%	1.49%	1.42%	1.40%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.01%	1.33%	1.13%	1.13%	1.27%
After expense reimbursement (recapture) and securities lending credit	1.02%	1.33%	1.15%	1.15%	1.31%

Portfolio turnover rate	29.10%	27.02%	95.12%	16.35%	26.85%

Portfolio Turnover is calculated for the Fund as a whole.

Table of Contents Prospectus 1

	Small/Mid Cap Core Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2013	2012	2011	2010
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$13.45	$11.50	$11.61	$9.46	$5.69

Income from investment operations:
Net investment income (loss)	(0.12)	—	(0.09)	(0.05)	0.01
Net realized and unrealized gains (losses) on investments	3.28	1.99	(0.02)	2.20	3.78
Total from investment operations	3.16	1.99	(0.11)	2.15	3.79

Less distributions:
Dividends from net investment income	—	(0.04)	—	—	— *
Return of capital	—	—	—	—	(0.02)
Total distributions	—	(0.04)	—	—	(0.02)

Net asset value, end of year	$16.61	$13.45	$11.50	$11.61	$9.46

Total return	23.49%	17.32%	-0.95%	22.73%	66.39%

Supplemental data and ratios:
Net assets, end of year	$32,592,001	$40,621,412	$47,944,286	$42,748,789	$42,649,488

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.60%	1.66%	1.74%	1.71%	1.67%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.59%	1.59%	1.59%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.62%	0.01%	-0.82%	-0.66%	-0.06%
After expense reimbursement (recapture) and securities lending credit	-0.61%	0.08%	-0.67%	-0.54%	0.02%

Portfolio turnover rate	241.55%	143.14%	245.95%	44.75%	52.31%

Portfolio Turnover is calculated for the Fund as a whole.
*	Amount represents less than $0.01 per share.

Table of Contents Prospectus 1

	World ex-US Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2013	2012	2011	2010
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.05	$7.54	$8.39	$8.01	$5.80

Income from investment operations:
Net investment income	0.07	0.08	0.12	0.11	0.20
Net realized and unrealized gains (losses) on investments	0.85	0.49	(0.88)	0.40	2.22
Total from investment operations	0.92	0.57	(0.76)	0.51	2.42

Less distributions:
Dividends from net investment income	(0.08)	(0.06)	(0.09)	(0.13)	(0.21)
Total distributions	(0.08)	(0.06)	(0.09)	(0.13)	(0.21)

Net asset value, end of year	$8.89	$8.05	$7.54	$8.39	$8.01

Total return	11.47%	7.53%	-8.92%	6.48%	41.68%

Supplemental data and ratios:
Net assets, end of year	$238,149,375	$197,252,920	$185,300,082	$269,702,069	$269,621,569

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.60%	1.66%	1.66%	1.50%	1.53%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.59%	1.50%	1.53%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.94%	0.93%	1.11%	1.34%	2.01%
After expense reimbursement (recapture) and securities lending credit	0.95%	1.00%	1.18%	1.34%	2.01%

Portfolio turnover rate	75.22%	75.34%	164.90%	47.34%	65.33%

Portfolio Turnover is calculated for the Fund as a whole.

Table of Contents Prospectus 1

	Opportunistic Equity Fund
	Service
	Year Ended	Year Ended	Year Ended
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.27	$9.86	$10.00

Income from investment operations:
Net investment income (loss)	0.04	0.03	(0.02)
Net realized and unrealized gains (losses) on investments	2.79	1.40	(0.12)
Total from investment operations	2.83	1.43	(0.14)

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	—
Dividends from net realized gains	(0.65)	—	—
Total distributions	(0.68)	(0.02)	—

Net asset value, end of year	$13.42	$11.27	$9.86

Total return	25.20%	14.56%	-1.40%

Supplemental data and ratios:
Net assets, end of year	$72,351,978	$87,142,873	$114,222,234

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.58%	1.63%	1.63%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.60%	1.60%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.27%	0.26%	-0.19%
After expense reimbursement (recapture) and securities lending credit	0.26%	0.29%	-0.16%

Portfolio turnover rate	59.12%	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.

Table of Contents Prospectus 1

	Global Real Return Fund
	Service
	Year Ended	Year Ended	Year Ended
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.42	$9.40	$10.00

Income from investment operations:
Net investment income	0.09	0.08	0.07
Net realized and unrealized gains (losses) on investments	(0.20)	0.02	(0.59)
Total from investment operations	(0.11)	0.10	(0.52)

Less distributions:
Dividends from net investment income	(0.07)	(0.08)	(0.08)
Return of capital	—	—	— *
Total distributions	(0.07)	(0.08)	(0.08)

Net asset value, end of year	$9.24	$9.42	$9.40

Total return	-1.19%	1.05%	-5.09%

Supplemental data and ratios:
Net assets, end of year	$64,372,000	$70,779,787	$103,580,116

Ratio of expenses to average net assets(1)
Before expense reimbursement (recapture) and securities lending credit	1.41%	1.45%	1.47%
After expense reimbursement (recapture) and securities lending credit	1.18%	1.37%	1.44%

Ratio of net investment income to average net assets(2)
Before expense reimbursement (recapture) and securities lending credit	0.75%	0.76%	0.72%
After expense reimbursement (recapture) and securities lending credit	0.98%	0.84%	0.75%

Portfolio turnover rate	36.72%	35.26%	55.11%
Portfolio Turnover is calculated for the Fund as a whole.
1	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
2
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

Table of Contents Prospectus 1

	Core Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2013	2012	2011	2010
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.88	$9.78	$9.36	$9.10	$7.92

Income from investment operations:
Net investment income	0.11	0.11	0.17	0.21	0.33
Net realized and unrealized gains (losses) on investments	(0.25)	0.24	0.42	0.29	1.17
Total from investment operations	(0.14)	0.35	0.59	0.50	1.50

Less distributions:
Dividends from net investment income	(0.14)	(0.15)	(0.17)	(0.24)	(0.32)
Dividends from net realized gains	(0.03)	(0.10)	—	—	—
Return of capital	(0.18)	—	—	—	—
Total distributions	(0.35)	(0.25)	(0.17)	(0.24)	(0.32)

Net asset value, end of year	$9.39	$9.88	$9.78	$9.36	$9.10

Total return	-1.33%	3.55%	6.35%	5.58%	19.21%

Supplemental data and ratios:
Net assets, end of year	$231,285,162	$281,180,497	$435,281,520	$581,940,962	$547,963,751

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.29%	1.30%	1.28%	1.25%	1.28%
After expense reimbursement (recapture) and securities lending credit	1.29%	1.29%	1.26%	1.24%	1.25%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.10%	1.02%	1.68%	2.23%	3.71%
After expense reimbursement (recapture) and securities lending credit	1.10%	1.03%	1.70%	2.24%	3.74%

Portfolio turnover rate	112.86%	213.80%	427.36%	485.40%	224.89%

Portfolio Turnover is calculated for the Fund as a whole.

Table of Contents Prospectus 1

	Tax-Exempt Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2013	2012	2011	2010
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.70	$11.47	$10.67	$10.94	$10.27

Income from investment operations:
Net investment income	0.34	0.33	0.37	0.36	0.36
Net realized and unrealized gains (losses) on investments	(0.52)	0.23	0.80	(0.26)	0.66
Total from investment operations	(0.18)	0.56	1.17	0.10	1.02

Less distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.37)	(0.37)	(0.35)
Total distributions	(0.34)	(0.33)	(0.37)	(0.37)	(0.35)

Net asset value, end of year	$11.18	$11.70	$11.47	$10.67	$10.94

Total return	-1.48%	4.93%	11.10%	0.89%	10.06%

Supplemental data and ratios:
Net assets, end of year	$63,429,577	$75,739,873	$81,408,890	$170,330,144	$195,328,951

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.38%	1.36%	1.31%	1.29%	1.30%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.90%	2.72%	3.16%	3.25%	3.30%
After expense reimbursement (recapture)	2.99%	2.79%	3.18%	3.25%	3.31%

Portfolio turnover rate	35.08%	30.36%	38.80%	38.01%	57.44%

Table of Contents Prospectus 1

	Opportunistic Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.28	$9.70	$10.00

Income from investment operations:
Net investment income	0.35	0.36	0.34
Net realized and unrealized gains (losses) on investments	(0.43)	0.58	(0.31)
Total from investment operations	(0.08)	0.94	0.03

Less distributions:
Dividends from net investment income	(0.25)	(0.36)	(0.33)
Dividends from net realized gains	(0.02)	—	—
Total distributions	(0.27)	(0.36)	(0.33)

Net asset value, end of year	$9.93	$10.28	$9.70

Total return	-0.71%	9.64%	0.56%

Supplemental data and ratios:
Net assets, end of year	$147,493,694	$150,493,389	$204,104,609

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.59%	1.61%	1.63%
After expense reimbursement (recapture)	1.55%	1.55%	1.55%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.51%	3.52%	3.49%
After expense reimbursement (recapture)	3.55%	3.58%	3.57%

Portfolio turnover rate	66.49%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.

Table of Contents Prospectus 1

	Strategic Asset Allocation Fund
	Service
			April 29, 20111
	Year Ended	Year Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.26	$9.46	$10.00

Income from investment operations:
Net investment income	0.07	0.07	0.08
Net realized and unrealized gains (losses) on investments	1.38	0.80	(0.52)
Total from investment operations	1.45	0.87	(0.44)

Less distributions:
Dividends from net investment income	(0.06)	(0.07)	(0.10)
Dividends from net realized gains	(0.22)	—	—
Return of capital	—	—	—	*
Total distributions	(0.28)	(0.07)	(0.10)

Net asset value, end of year	$11.43	$10.26	$9.46

Total return	14.20%	9.30%	-4.30	%2

Supplemental data and ratios:
Net assets, end of year	$288,401,436	$248,122,395	$144,649,234

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.00%	1.04%	1.22	%3
After expense reimbursement (recapture) and securities lending credit	1.00%	1.00%	1.00	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	0.61%	0.76%	1.12	%3
After expense reimbursement (recapture) and securities lending credit	0.61%	0.80%	1.34	%3

Portfolio turnover rate	30.35%	18.44%	14.40	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

Table of Contents Prospectus 1

	Tactical ConstrainedSM Asset Allocation Fund
	Service
			April 29, 20111
	Year Ended	Year Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.44	$9.76	$10.00

Income from investment operations:
Net investment income	0.08	0.09	0.09
Net realized and unrealized gains (losses) on investments	1.01	0.71	(0.24)
Total from investment operations	1.09	0.80	(0.15)

Less distributions:
Dividends from net investment income	(0.08)	(0.09)	(0.09)
Dividends from net realized gains	(0.06)	(0.03)	—
Total distributions	(0.14)	(0.12)	(0.09)

Net asset value, end of year	$11.39	$10.44	$9.76

Total return	10.40%	8.25%	-1.43	%2

Supplemental data and ratios:
Net assets, end of year	$195,498,995	$228,905,423	$143,145,114

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.02%	1.05%	1.25	%3
After expense reimbursement (recapture) and securities lending credit	1.00%	1.00%	1.00	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	0.67%	0.94%	1.33	%3
After expense reimbursement (recapture) and securities lending credit	0.69%	0.99%	1.58	%3

Portfolio turnover rate	69.17%	67.22%	50.86	% 2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 1

	Tactical UnconstrainedSM Asset Allocation Fund
	Service
			April 29, 20111
	Year Ended	Year Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.27	$9.54	$10.00

Income from investment operations:
Net investment income	0.05	0.09	0.06
Net realized and unrealized gains (losses) on investments	0.70	0.78	(0.47)
Total from investment operations	0.75	0.87	(0.41)

Less distributions:
Dividends from net investment income	(0.05)	(0.10)	(0.05)
Dividends from net realized gains	(0.18)	(0.04)	—
Total distributions	(0.23)	(0.14)	(0.05)

Net asset value, end of year	$10.79	$10.27	$9.54

Total return	7.27%	9.15%	-4.09	%2

Supplemental data and ratios:
Net assets, end of year	$377,469,190	$310,316,243	$184,703,438

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.10%	1.15%	1.32	%3
After expense reimbursement (recapture) and securities lending credit	1.10%	1.10%	1.10	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	0.51%	0.90%	0.90	%3
After expense reimbursement (recapture) and securities lending credit	0.51%	0.95%	1.12	%3

Portfolio turnover rate	244.90%	195.89%	293.90	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 1

	Absolute Return Asset Allocation Fund
	Service
			April 29, 20111
	Year Ended	Year Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.17	$10.04	$10.00

Income from investment operations:
Net investment income	0.19	0.14	0.09
Net realized and unrealized gains (losses) on investments	(0.15)	0.13	0.01
Total from investment operations	0.04	0.27	0.10

Less distributions:
Dividends from net investment income	(0.20)	(0.13)	(0.06)
Dividends from net realized gains	—	(0.01)	—
Total distributions	(0.20)	(0.14)	(0.06)

Net asset value, end of year	$10.01	$10.17	$10.04

Total return	0.43%	2.71%	1.01	%2

Supplemental data and ratios:
Net assets, end of year	$449,186,398	$509,704,884	$238,654,697

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.10%	1.13%	1.28	%3
After expense reimbursement (recapture) and securities lending credit	1.00%	1.10%	1.10	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.64%	1.80%	1.54	%3
After expense reimbursement (recapture) and securities lending credit	1.74%	1.83%	1.72	%3

Portfolio turnover rate	134.44%	64.86%	136.33	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 1

	Multi-Asset Income Asset Allocation Fund
	Service
	Year	August 31, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.58	$10.00

Income from investment operations:
Net investment income	0.38	0.22
Net realized and unrealized gains (losses) on investments	0.21	0.53
Total from investment operations	0.59	0.75

Less distributions:
Dividends from net investment income	(0.40)	(0.17)
Dividends from net realized gains	(0.01)	—
Total distributions	(0.41)	(0.17)

Net asset value, end of year	$10.76	$10.58

Total return	5.63%	7.55	%2

Supplemental data and ratios:
Net assets, end of year	$115,477,776	$73,269,622

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.18%	1.33	%3
After expense reimbursement (recapture) and securities lending credit	0.88%	1.10	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	3.66%	3.66	%3
After expense reimbursement (recapture) and securities lending credit	3.96%	3.89	%3

Portfolio turnover rate	100.40%	21.35	% 2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 1

	Fixed Income Allocation Fund
	Service
	Year	August 31, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.98	$10.00

Income from investment operations:
Net investment income	0.15	0.10
Net realized and unrealized gains on investments	(0.30)	(0.04)
Total from investment operations	(0.15)	0.06

Less distributions:
Dividends from net investment income	(0.16)	(0.08)
Dividends from net realized gains	(0.03)	—	*
Total distributions	(0.19)	(0.08)

Net asset value, end of year	$9.64	$9.98

Total return	-1.47%	0.59	%2

Supplemental data and ratios:
Net assets, end of year	$213,499,393	$227,815,865

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.01%	1.09	%3
After expense reimbursement (recapture) and securities lending credit	0.92%	1.03	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.40%	1.78	%3
After expense reimbursement (recapture) and securities lending credit	1.49%	1.84	%3

Portfolio turnover rate	67.82%	18.75	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

Table of Contents Prospectus 1

	Altegris® Diversified Alternatives Allocation Fund
	Service
	Year	August 31, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.00	$10.00

Income from investment operations:
Net investment income	0.26	0.03
Net realized and unrealized gains (losses) on investments	(0.11)	0.00
Total from investment operations	0.15	0.03

Less distributions:
Dividends from net investment income	(0.26)	(0.03)
Dividends from net realized gains	— *	—
Total distributions	(0.26)	(0.03)

Net asset value, end of year	$9.89	$10.00

Total return	1.50%	0.26	%2

Supplemental data and ratios:
Net assets, end of year	$128,520,824	$161,223,450

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture), fees waived and securities lending credit	0.93%	0.72	%3
After expense reimbursement (recapture), fees waived and securities lending credit	0.53%	0.72	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture), fees waived and securities lending credit	2.18%	0.47	%3
After expense reimbursement (recapture), fees waived and securities lending credit	2.58%	0.47	%3

Portfolio turnover rate	40.26%	16.16	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

Table of Contents Prospectus 1

Investment Advisor	AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520-2445

Legal Counsel	Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian (all Funds except Opportunistic Fixed Income Fund)	U.S. Bank N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Custodian (Opportunistic Fixed Income Fund)	The Bank of New York Mellon One Wall Street New York, NY 10286

Distributor
(expected to end on or before August 29, 2014)
Capital Brokerage Corporation
6620 West Broad Street, Building 2
Richmond, VA 23230

(expected to begin on or before August 29, 2014)
AssetMark Brokerage, LLC
1655 Grant Street, 10th Floor
Concord, CA 94520-2445

Table of Contents Prospectus 1

For AssetMark, Inc. and AssetMark Trust Company. Important Information. No action required.

We appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?

We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:

●	Name, address and other personal information

●	Income and assets

●	Accounts at other institutions

●	Social security, driver’s license or taxpayer identification number

What do we do with your personal data?

We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so to provide services to you. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:

●	Process transactions

●	Respond to your requests

●	Prevent fraud

●	Comply with regulatory requirements

●	Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data with any affiliates or outside companies for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them solely in connection with providing these services. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:

●	Your financial advisor or other authorized agent(s)

●	Your brokerage firm or custodian

●	State or Federal authorities

●	Other companies or service providers we use to provide services to you

Certain web browsers may have the ability to provide Do Not Track (DNT) signals to web sites. AssetMark does not respond to DNT signals.

How do we protect your personal data?

In order to protect your personal data, we maintain physical, electronic and procedural safeguards. We review these safeguards regularly in keeping with technological advancements. We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.

We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

Table of Contents Prospectus 1
PP-1

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (“SAIs”) dated July 31, 2014:
 The SAIs of GPS Funds I and GPS Funds II provide more details about each Fund’s policies and management.  GPS Funds I’s and GPS Funds II’s SAIs are incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide (or will provide) additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains (or will contain) a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or a Prospectus of the Funds free of charge or to make inquiries or request additional information about the Funds, please contact us.

By Telephone:
(888) 278-5809

By Mail:
GPS Funds I / GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
 www.AssetMark.com

From the SEC:
You may review and obtain copies of GPS Funds I’s or GPS Funds II’s information (including the SAIs) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Prospectus
July 31, 2014

GPS Funds I – 1940 Act File No. 811-10267
GuideMarkSM Large Cap Growth Fund
GuideMarkSM Large Cap Value Fund
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM World ex-US Fund
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Core Fixed Income Fund
GuideMarkSM Tax-Exempt Fixed Income Fund

GPS Funds II  – 1940 Act File No. 811-22486
GuideMarkSM Global Real Return Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund
GuidePathSM Multi-Asset Income Asset Allocation Fund
GuidePathSM Fixed Income Allocation Fund
GuidePathSM Altegris® Diversified Alternatives Allocation Fund

Table of Contents Prospectus 1

GuideMarkSM Funds

GuidePathSM Funds

Prospectus

July 31, 2014

GuideMarkSM Large Cap Growth Fund (Ticker: GILGX)

GuideMarkSM Large Cap Value Fund (Ticker: GILVX)

GuideMarkSM Small/Mid Cap Core Fund (Ticker: GISMX)

GuideMarkSM World ex-US Fund (Ticker: GIWEX)

GuideMarkSM Opportunistic Equity Fund (Ticker: GIOEX)

GuideMarkSM Global Real Return Fund (Ticker: GIGLX)

GuideMarkSM Core Fixed Income Fund (Ticker: GICFX)

GuideMarkSM Tax-Exempt Fixed Income Fund (Ticker: GITFX)

GuideMarkSM Opportunistic Fixed Income Fund (Ticker: GIOFX)

GuidePathSM Strategic Asset Allocation Fund (Ticker: GISRX)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (Ticker: GITTX)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (Ticker: GITUX)

GuidePathSM Absolute Return Asset Allocation Fund (Ticker: GIARX)

GuidePathSM Multi-Asset Income Asset Allocation Fund (Ticker: GIMTX)

GuidePathSM Fixed Income Allocation Fund (Ticker: GIXFX)

GuidePathSM Altegris® Diversified Alternatives Allocation Fund (Ticker: GIAMX)

Institutional Shares

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents Prospectus 2

Table of Contents Prospectus 2
i

SUMMARY SECTION

GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective
GuideMarkSM Large Cap Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses(1)	0.90%
(1)
Note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 92	$287	$498	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.81% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies, including companies domiciled in emerging markets.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Table of Contents Prospectus 2
1

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 2
2

GUIDEMARKSM LARGE CAP GROWTH FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 3.98%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	17.23%
Worst Quarter:	Quarter ended June 30, 2012	-6.18%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Large Cap Growth Fund
Return Before Taxes	32.59%	11.27%
Return After Taxes on Distributions	32.40%	11.17%
Return After Taxes on Distributions and Sale of Fund Shares	18.61%	8.77%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	14.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Paul Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	Since 2011

Table of Contents Prospectus 2
3

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
4

GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective
GuideMarkSM Large Cap Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses(1)	0.89%
(1)
Note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 91	$284	$493	$1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.10% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  The Fund also may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

Table of Contents Prospectus 2
5

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 2
6

GUIDEMARKSM LARGE CAP VALUE FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 4.86%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	11.57%
Worst Quarter:	Quarter ended June 30, 2012	-4.05%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Large Cap Value Fund
Return Before Taxes	37.82%	14.46%
Return After Taxes on Distributions	37.30%	14.01%
Return After Taxes on Distributions and Sale of Fund Shares	21.83%	11.34%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	14.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc., (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the sub-advisor for the Fund.

Table of Contents Prospectus 2
7

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with BHMS	Length of Service to the Fund

Mark Giambrone	Managing Director and Portfolio Manager	Since 2011
Michael B. Nayfa, CFA	Director and Assistant Portfolio Manager	Since 2014
Terry L. Pelzel, CFA	Director and Assistant Portfolio Manager	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
8

GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective
GuideMarkSM Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.31%
Total Annual Fund Operating Expenses(1)	1.06%
(1)
Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 241.55% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

Table of Contents Prospectus 2
9

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 2
10

GUIDEMARKSM SMALL/MID CAP CORE FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 6.25%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	14.57%
Worst Quarter:	Quarter ended June 30, 2012	-3.63%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Small/Mid Cap Core Fund
Return Before Taxes	37.78%	13.02%
Return After Taxes on Distributions	37.76%	12.95%
Return After Taxes on Distributions and Sale of Fund Shares	21.39%	10.16%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	36.80%	13.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following individuals.

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Cheryl M. Duckworth, CFA	Managing Director and Associate Director of Global Industry Research	Since 2014
Mark D. Mandel, CFA	Partner and Director of Global Industry Research	Since 2014

Table of Contents Prospectus 2
11

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
12

GUIDEMARKSM WORLD EX-US FUND

Investment Objective
GuideMarkSM World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.33%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses(1)	1.05%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 107	$334	$579	$1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.22% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.  The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.  The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, real estate investment trusts (“REITs”), unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Table of Contents Prospectus 2
13

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Table of Contents Prospectus 2
14

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM WORLD EX-US FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 4.34%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	12.24%
Worst Quarter:	Quarter ended June 30, 2012	-6.91%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
World ex-US Fund
Return Before Taxes	15.44%	2.49%
Return After Taxes on Distributions	15.15%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	8.97%	2.10%
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	15.78%	3.08%

Table of Contents Prospectus 2
15

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

César Hernandez, CFA	Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
16

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective
GuideMarkSM Opportunistic Equity Fund (the “Fund”) seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.23%
Total Annual Fund Operating Expenses(1)	1.03%
(1)
Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities .

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 105	$328	$569	$1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.12% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Table of Contents Prospectus 2
17

One of the Fund’s sub-advisors, Westfield Capital Management Company, L.P. (“Westfield”), utilizes an all-cap growth investment strategy.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and River Road Asset Management, LLC (“River Road”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 35% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Table of Contents Prospectus 2
18

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 6.04%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	13.78%
Worst Quarter:	Quarter ended June 30, 2012	-6.46%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Opportunistic Equity Fund
Return Before Taxes	39.58%	12.86%
Return After Taxes on Distributions	37.75%	12.26%
Return After Taxes on Distributions and Sale of Fund Shares	23.91%	10.03%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	33.55%	14.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Table of Contents Prospectus 2
19

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Westfield, Diamond Hill and River Road are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William A. Muggia	President, Chief Executive Officer and Chief Investment Officer	Since 2011
Ethan J. Meyers, CFA	Managing Partner	Since 2011
John M. Montgomery	Managing Partner and Portfolio Strategist	Since 2011
Hamlen Thompson	Managing Partner	Since 2011
Bruce N. Jacobs, CFA	Managing Partner	Since 2011

Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Rick Snowdon, CFA	Portfolio Manager and Co-Director of Research	Since 2013
Austin Hawley, CFA	Portfolio Manager and Co-Director of Research	Since 2013

Portfolio Manager	Position with River Road	Length of Service to the Fund

Henry W. Sanders III, CFA	Executive Vice President, Senior Portfolio Manager	Since 2013
Thomas S. Forsha, CFA	Co-Chief Investment Officer, Portfolio Manager	Since 2013
James C. Shircliff, CFA	Chief Investment Officer	Since 2013

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
20

GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective
GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Acquired Fund Fees and Expenses(1)	0.46%
Total Annual Fund Operating Expenses(1)(2)	1.31%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Effective April 23, 2014, AssetMark, Inc., the investment adviser to the Fund (“AssetMark” or the “Advisor”) implemented a voluntary 0.10% waiver of its 0.65% Management Fee, and the waived Management Fees cannot later be recouped by AssetMark.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the voluntary fee waiver.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.72% of the average value of its portfolio.

Table of Contents Prospectus 2
21

Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in exchange-traded products (“ETPs”) that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other ETPs, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.  The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 15% real estate, and 30% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Table of Contents Prospectus 2
22

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Table of Contents Prospectus 2
23

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Credit Risk:  Individual issues of fixed income securities, such as ETNs, may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM GLOBAL REAL RETURN FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 7.18%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.74%
Worst Quarter:	Quarter ended June 30, 2013	-7.56%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Global Real Return Fund
Return Before Taxes	-3.21%	-3.15%
Return After Taxes on Distributions	-3.48%	-3.53%
Return After Taxes on Distributions and Sale of Fund Shares	-1.60%	-2.39%
Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-8.61%	2.24%
Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)	-1.68%	-2.52%

Table of Contents Prospectus 2
24

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  SSgA Funds Management, Inc. (“SSgA FM”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with SSgA FM	Length of Service to the Fund

Robert Guiliano	Vice President and Senior Portfolio Manager	Since 2011
Christopher Goolgasian, CPA, CFA, CAIA	Managing Director and Head of Portfolio Management – Americas for the Investment Solutions Group	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
25

GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective
GuideMarkSM Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.21%
Total Annual Fund Operating Expenses(1)	0.71%
(1)
Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 73	$227	$395	$883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 112.86% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Table of Contents Prospectus 2
26

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

The Fund may buy and sell certain types of exchange-traded and over-the-counter derivative instruments for duration and risk management purposes and otherwise in pursuit of the Fund’s investment objective.  The types of derivatives in which the Fund may invest include, but are not limited to, futures contracts, swaps agreements and options.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:   A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Table of Contents Prospectus 2
27

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Inflation-Indexed Securities Risk:   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM CORE FIXED INCOME FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 3.71%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2012	2.12%
Worst Quarter:	Quarter ended June 30, 2013	-2.79%

Table of Contents Prospectus 2
28

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Core Fixed Income Fund
Return Before Taxes	-2.61%	2.66%
Return After Taxes on Distributions	-3.52%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares	1.41%	1.71%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	3.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Campe Goodman, CFA	Senior Vice President and Fixed Income Portfolio Manager	Since 2012
Joseph F. Marvan, CFA	Senior Vice President and Fixed Income Portfolio Manager	Since 2012
Lucius T. Hill, III	Senior Vice President and Fixed Income Portfolio Manager	Since 2012

Portfolio Manager	Position with BHMS	Length of Service to the Fund

David R. Hardin	Managing Director and Portfolio Manager	Since 2010
John S. Williams, CFA	Managing Director and Portfolio Manager	Since 2010
Deborah A. Petruzzelli	Managing Director and Portfolio Manager	Since 2010
Scott McDonald, CFA	Managing Director and Portfolio Manager	Since 2010
Mark C. Luchsinger, CFA	Managing Director and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Table of Contents Prospectus 2
29

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
30

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective
GuideMarkSM Tax-Exempt Fixed Income Fund (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.28%
Total Annual Fund Operating Expenses	0.78%
(1)	“Other Expenses” are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.08% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

Table of Contents Prospectus 2
31

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Table of Contents Prospectus 2
32

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Tax Risk:  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Some income may be subject to the AMT that applies to certain investors.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 5.65%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.53%
Worst Quarter:	Quarter ended December 31, 2010	-4.65%

Table of Contents Prospectus 2
33

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Five Years	10 Years
Tax-Exempt Fixed Income Fund – Service Shares
Return Before Taxes	-4.22%	5.10%	2.76%
Return After Taxes on Distributions	-4.26%	5.07%	2.63%
Return After Taxes on Distributions and Sale of Fund Shares	-1.17%	4.71%	2.65%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	-2.55%	5.89%	4.29%

1.
Institutional Shares of the Fund have not commenced operations as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Delaware Investments Fund Advisers (“DIFA”) and Nuveen Asset Management, LLC (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DIFA	Length of Service to the Fund

Joseph Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006
Gregory Gizzi	Senior Vice President and Senior Portfolio Manager	Since 2012

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Director of SMA Portfolio Management	Since 2006
John V. Miller, CFA	Managing Director and Co-Head of Fixed Income	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Table of Contents Prospectus 2
34

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
35

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective
The GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.31%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses(1)	1.03%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.   The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 105	$ 328	$ 569	$1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.49% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

Table of Contents Prospectus 2
36

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Table of Contents Prospectus 2
37

Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Table of Contents Prospectus 2
38

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Table of Contents Prospectus 2
39

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 2.65%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.12%
Worst Quarter:	Quarter ended June 30, 2013	-3.13%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (April 29, 2011)
Opportunistic Fixed Income Fund
Return Before Taxes	1.22%	3.54%
Return After Taxes on Distributions	-0.62%	1.92%
Return After Taxes on Distributions and Sale of Fund Shares	0.74%	2.08%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	-2.19%	1.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Franklin Advisers, Inc. (“Franklin”), Loomis, Sayles & Co., L.P. (“Loomis Sayles”) and DoubleLine Capital LP (“DoubleLine”) are the sub-advisors for the Fund.

Table of Contents Prospectus 2
40

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Franklin	Length of Service to the Fund

Michael Hasenstab, Ph.D.	Executive Vice President	Since 2011
Canyon Chan, CFA	Senior Vice President	Since 2011
Christine Zhu	Portfolio Manager	Since 2014
Portfolio Manager	Position with Loomis Sayles	Length of Service to the Fund

Matthew Eagan, CFA	Vice President	Since 2011
Kevin Kearns	Vice President	Since 2011
Todd Vandam, CFA	Vice President	Since 2011

Portfolio Manager	Position with DoubleLine	Length of Service to the Fund

Jeffrey E. Gundlach	Chief Executive Officer	Since 2012
Philip A. Barach	President	Since 2012

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
41

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.15%
Acquired Fund Fees and Expenses(1)	0.61%
Total Annual Fund Operating Expenses(1)	1.01%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.   The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 103	$322	$558	$1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was
30.35% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Table of Contents Prospectus 2
42

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents).  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Table of Contents Prospectus 2
43

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Table of Contents Prospectus 2
44

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 5.11%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2013	7.56%
Worst Quarter:	Quarter ended June 30, 2013	-0.59%

Table of Contents Prospectus 2
45

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (September 13, 2012)
Strategic Asset Allocation Fund – Institutional Shares
Return Before Taxes	20.94%	17.18%
Return After Taxes on Distributions	20.12%	16.41%
Return After Taxes on Distributions and Sale of Fund Shares	12.53%	13.21%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)(1)	23.44%	19.59%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(1)	32.39%	22.55%
(1)
The Fund has elected to use the MSCI All Country World Index to represent its broad based benchmark rather than the S&P 500 ® Index because the MSCI All Country World Index more accurately reflects the Fund’s holdings.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor

AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
46

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses(1)	0.71%
Total Annual Fund Operating Expenses(1)	1.14%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.17% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Table of Contents Prospectus 2
47

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Table of Contents Prospectus 2
48

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Table of Contents Prospectus 2
49

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 4.69%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2013	5.98%
Worst Quarter:	Quarter ended June 30, 2013	-0.96%

Table of Contents Prospectus 2
50

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (September 13, 2012)
Tactical Constrained SM Asset Allocation Fund
Return Before Taxes	15.91%	13.07%
Return After Taxes on Distributions	15.23%	12.12%
Return After Taxes on Distributions and Sale of Fund Shares	9.20%	9.72%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) (1)	23.44%	19.59%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes) (1)	32.39%	22.55%
Tactical Constrained Blended Index (reflects no deduction for fees, expenses or taxes)	16.43%	13.83%
(1)
The Fund has elected to use the MSCI All Country World Index to represent its broad based benchmark rather than the S&P 500 ® Index because the MSCI All Country World Index more accurately reflects the Fund’s holdings.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
51

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.76%
Total Annual Fund Operating Expenses(1)	1.27%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 129	$403	$697	$1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 244.90% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange–traded notes (“ETNs”).

Table of Contents Prospectus 2
52

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Table of Contents Prospectus 2
53

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Table of Contents Prospectus 2
54

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 3.23%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2013	6.66%
Worst Quarter:	Quarter ended June 30, 2013	-0.10%

Table of Contents Prospectus 2
55

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (September 13, 2012)
Tactical Unconstrained SM Asset Allocation Fund – Institutional Shares
Return Before Taxes	15.53%	12.12%
Return After Taxes on Distributions	14.50%	10.89%
Return After Taxes on Distributions and Sale of Fund Shares	8.99%	8.88%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	32.39%	22.55%
Tactical Unconstrained Blended Index (reflects no deduction for fees, expenses or taxes)	20.65%	17.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
56

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective
The GuidePathSM Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.64%
Total Annual Fund Operating Expenses(1)	1.15%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 117	$365	$633	$1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 134.44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Table of Contents Prospectus 2
57

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Table of Contents Prospectus 2
58

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Table of Contents Prospectus 2
59

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 3.55%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2013	1.15%
Worst Quarter:	Quarter ended June 30, 2013	-2.46%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (September 13, 2012)
Absolute Return Asset Allocation Fund – Institutional Shares
Return Before Taxes	0.05%	0.83%
Return After Taxes on Distributions	-1.03%	-0.45%
Return After Taxes on Distributions and Sale of Fund Shares	0.09%	0.17%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.06%

Table of Contents Prospectus 2
60

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2011
Zoë Brunson, CFA	Director of Investment Strategies	Since 2011
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
61

GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund (the “Fund”) seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.24%
Acquired Fund Fees and Expenses(1)	0.63%
Total Annual Fund Operating Expenses	1.22%
(1)     “Other Expenses” are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.40% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Table of Contents Prospectus 2
62

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including American Depositary Receipts (“ADRs”)).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Table of Contents Prospectus 2
63

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Table of Contents Prospectus 2
64

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Investors in an MLP (i.e., the Fund) may not be shielded from liability for the debts of the MLP to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to the risk of changes in its tax treatment.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Table of Contents Prospectus 2
65

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH   SM MULTI-ASSET INCOME ASSET ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2014) was 6.65%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2013	3.14%
Worst Quarter:	Quarter ended June 30, 2013	-3.12%

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (August 31, 2012)
Multi-Asset Income Asset Allocation Fund – Service Shares 1
Return Before Taxes	6.13%	7.91%
Return After Taxes on Distributions	4.65%	6.39%
Return After Taxes on Distributions and Sale of Fund Shares	3.55%	5.47%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	22.89%	20.74%
Multi-Asset Income Blended Index (reflects no deduction for fees, expenses or taxes)	12.39%	11.53%
1.
Institutional Shares of the Fund have not commenced operations as of the date of this Prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

Table of Contents Prospectus 2
66

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2012
Zoë Brunson, CFA	Director of Investment Strategies	Since 2012
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
67

GUIDEPATHSM FIXED INCOME ALLOCATION FUND

Investment Objective
GuidePathSM Fixed Income Allocation Fund (the “Fund”) seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.43%
Total Annual Fund Operating Expenses(1)	0.84%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.82% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

Table of Contents Prospectus 2
68

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Table of Contents Prospectus 2
69

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

Table of Contents Prospectus 2
70

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk: The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH   SM FIXED INCOME ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 3.66%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2013	0.55%
Worst Quarter:	Quarter ended June 30, 2013	-3.10%

Table of Contents Prospectus 2
71

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (September 13, 2012)
Fixed Income Allocation Fund
Return Before Taxes	-2.52%	-1.28%
Return After Taxes on Distributions	-3.42%	-2.24%
Return After Taxes on Distributions and Sale of Fund Shares	-1.38%	-1.35%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	-1.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since 2012
Zoë Brunson, CFA	Director of Investment Strategies	Since 2012
Selwyn Crews	Principal of Portfolio Construction	Since 2014

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliated of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
72

GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective
GuidePathSM Altegris® Diversified Alternatives Allocation Fund (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.18%
Acquired Fund Fees and Expenses(1)	2.64%
Total Annual Fund Operating Expenses	2.97%
Amount of Fee Waiver and/or Expense Assumption(2)	-0.15%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(1)(2)	2.82%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
AssetMark, Inc. (the “Advisor”) has contractually agreed through July 31, 2015 to: (i) waive its entire Management Fees, and (ii) waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  Each agreement may not be terminated prior to July 31, 2015 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$285	$904	$1,549	$3,279

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.26% of the average value of its portfolio.

Table of Contents Prospectus 2
73

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris Advisors, LLC (“Altegris”), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/ AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time. The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities.

Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a wholly-owned and controlled subsidiary (“Subsidiary”).  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Table of Contents Prospectus 2
74

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Fund and the Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If an Underlying Fund invests in derivatives tied to fixed-income markets, the Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Underlying Fund experiences high redemptions because of these policy changes, the underlying Fund may experience increased portfolio turnover, which will increase the costs the Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Table of Contents Prospectus 2
75

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

US. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Management Risk:  An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Table of Contents Prospectus 2
76

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The potential loss on an uncovered short is unlimited. Shorting will also result in higher transaction costs and may result in higher taxes.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Wholly-Owned Subsidiary Risk:  A Subsidiary will not be subject to all of the investor protections of the Investment Company Act of 1940, as amended.  Changes in the laws of the United States and/or the Cayman Islands could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  By investing in the Fund, you indirectly bear the expenses of the Subsidiary.  Furthermore, any income received from the Subsidiary’s investments in underlying pooled investment vehicles may be taxed at less favorable rates than capital gains.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEPATH   SM ALTEGRIS ® DIVERSIFIED ALTERNATIVES ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2014) was 1.62%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2013	2.06%
Worst Quarter:	Quarter ended June 30, 2013	-1.20%

Table of Contents Prospectus 2
77

Average Annual Total Returns for Periods Ended December 31, 2013
	One Year	Since Inception (September 13, 2012)
Altegris ® Diversified Alternatives Allocation Fund
Return Before Taxes	3.41%	0.96%
Return After Taxes on Distributions	2.11%	-0.12%
Return After Taxes on Distributions and Sale of Fund Shares	1.93%	0.26%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses or taxes)	8.74%	8.24% 1
Citigroup 3-Month Treasury Bill index (reflects no deduction for fees, expenses or taxes)	0.05%	0.06%
1. HFRI Fund of Funds Composite Index since inception annualized returns data is only available for monthly periods. The since inception annualized return begins on August 31, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
AssetMark, Inc. (“AssetMark” or the “Advisor”) is the investment advisor for the Fund.  Altegris Advisors, LLC (“Altegris”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Altegris	Length of Service to the Fund

Matt Osborne	Executive Vice President	Since 2012

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents Prospectus 2
78

MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In the case of a Fund that has a policy of investing, under normal circumstances, either at least 80% or substantially all of its assets in a particular type of investment as of the time of purchase (a “Names Rule Policy”), the Fund’s Names Rule Policy may be changed without shareholder approval (except the Tax-Exempt Fixed Income Fund).  No change to a Fund’s Names Rule Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s Names Rule Policy, the Fund’s assets include net assets plus borrowings for investment purposes, if any.

GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Growth Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs of foreign companies.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.     The sub-advisor generally seeks to align valuation and growth measures with the Fund’s benchmark index to ensure style consistency.

Table of Contents Prospectus 2
79

GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Value Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.  The sub-advisor generally seeks to align valuation and growth measures with the Fund’s benchmark index to ensure style consistency.

Table of Contents Prospectus 2
80

GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Small/Mid Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Table of Contents Prospectus 2
81

GUIDEMARKSM WORLD EX-US FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM World ex-US Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks, REITS, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including ADRs and GDRs.

The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.

The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.  However, the Fund may invest a significant portion of its assets in a particular country, if, in the judgment of the sub-advisor, economic and business conditions warrant such investments.  To the extent that the Fund invests a significant portion of its assets in one country at any time, the Fund will face a greater risk of loss due to factors adversely affecting issuers located in that single country than if the Fund always maintained a greater degree of diversity among the countries in which it invests.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.   The types of derivatives in which the Fund may invest include futures and forwards.  The Fund may use currency forwards, currency futures and currency option contracts as part of its effort to manage the foreign currency risk exposure of non-dollar-denominated assets held in the Fund.  The degree to which currency derivatives are used in the Fund will be directly related to the current or anticipated levels of non-dollar asset exposure in the Fund, and to the types of foreign currency exposures experienced, which may vary significantly over time.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Table of Contents Prospectus 2
82

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

The Fund may invest up to 35% of its total assets in ADRs and securities of foreign companies in both developed or emerging market countries.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Westfield seeks to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that generally maintains broad limitations on industry and sector weightings in order to seek to manage risk.

In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  The sub-advisor also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors.  If the sub-advisor’s estimate of intrinsic value differs sufficiently from the current market price, the sub-advisor may view the company as an attractive investment opportunity.  The sub-advisor maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, the sub-advisor is not constrained by the sector or industry weights in the benchmark.  The sub-advisor relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where the sub-advisor has the highest level of conviction.

Table of Contents Prospectus 2
83

In managing its allocated portion of the Fund’s portfolio, River Road uses a proprietary research process to narrow the field of potential investments into a more refined working universe.  River Road then employs a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

●	High, growing dividend yield
●	Financial strength
●	Priced at a discount to absolute value
●	Attractive business model
●	Shareholder-oriented management
●	Undiscovered, underfollowed, misunderstood companies

To manage risk, River Road employs a structured sell discipline and a strategy of balanced diversification.

Table of Contents Prospectus 2
84

GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Global Real Return Fund seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in ETPs that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, REITs and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including ETFs, commodity pools or trusts and/or passively managed index funds, and may also invest directly in securities and other exchange-traded products, such as ETNs.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets. The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investment in Underlying Funds provides exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investment is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodities markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.  The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices.  These notes also are subject to risks, such as credit, market and interest rate risks, that generally affect the values of debt securities.  These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through securities of REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from development, ownership, leasing, financing, construction, management or sale of real estate.

Table of Contents Prospectus 2
85

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. TIPS as well as foreign currency-denominated inflation-protected securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.  The Consumer Price Index for Urban Consumers may not adequately represent the inflation experience of all investors.

The Fund’s basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, will be approximately as follows: 20% Commodities, 35% Natural Resource Equity, 15% Real Estate, and 30% Inflation-Protected Debt Securities.

Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three-step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investment in Underlying Funds and the percentage of the strategic target allocation mix may not directly correspond because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations on a regular basis and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds.

Table of Contents Prospectus 2
86

GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.  The Fund intends to invest in the following types of fixed income securities:

●	Obligations issued or guaranteed by the U.S. Federal Government, U.S. Federal agencies or U.S. government sponsored corporations and agencies

●
Obligations of U.S. and non-U.S. corporations denominated in U.S. dollars such as mortgage bonds, convertible and non-convertible notes and debentures, preferred stocks, commercial paper, certificates of deposit and bankers acceptances used by industrial, utility, finance, commercial banking or bank holding company organizations.

●
Mortgage-backed and asset-backed securities (including adjustable rate mortgage loans, fixed rate mortgage loans, collateralized mortgage obligations, multiple class mortgage-backed securities, privately issued mortgage-backed securities and stripped mortgage-backed securities).

●
Obligations, including the securities of emerging market issuers, denominated in U.S. dollars of international agencies, supranational entities and foreign governments (or their subdivisions or agencies).

●	Obligations issued or guaranteed by U.S. local, city and state governments and agencies.

●	Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation bonds.

●	Repurchase Agreements & Reverse Repurchase Agreements

●	To Be Announced (TBA)/When Issued (WI) Securities.

●	Securities offered pursuant to Rule 144A and Commercial Paper defined under Section 4(2) of the Securities Act of 1933.

The Fund may use exchange-traded and over-the-counter derivatives to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to, among other things, stocks, bonds, debt obligations, interest rates, currencies or currency exchange rates, and related indexes.  The use of these derivatives transactions may allow the Fund to obtain net long or net negative (short) exposure to selected interest rates, durations or credit risks.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, interest rate, credit and index futures), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), options (such as interest rate/bond options and options on swaps), and “to-be-announced” securities.  The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

Table of Contents Prospectus 2
87

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Table of Contents Prospectus 2
88

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, meaning it cannot be changed without shareholder approval.  The other investment strategies described below (other than the 80% Policy) are not fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the AMT.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

●	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

●	Municipal commercial paper and other short-term notes

●	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

●
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

●	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

●	Variable rate securities

●	Municipal bonds and leases

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

Table of Contents Prospectus 2
89

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

Table of Contents Prospectus 2
90

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuideMarkSM Opportunistic Fixed Income Fund seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related investments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives.  The Fund uses derivatives to earn income and enhance returns, to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and OTC options), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), credit-linked securities, caps, floors, collars, structured notes, warrants and other derivative instruments.  The Fund may also invest in credit derivative products (such as credit default swap index products, loan credit default swaps, and asset-backed credit default swaps) to manage default risk and credit exposure.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

Table of Contents Prospectus 2
91

The Fund pursues its total return investment objective through both “long” and “short” investment and currency exposures.  The Fund obtains long investment exposures through direct investments as well as derivative investments; and the Fund’s short exposures are obtained mainly through derivatives.  A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index.  A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index.  The Fund’s use of derivatives may have a leveraging effect.  However, the Fund will maintain sufficient liquid assets to cover its obligations under derivative contracts.  Through its use of derivatives, the notional value of its combined long and short exposures for investment purposes may exceed the Fund’s net asset value (generally up to a significant percentage of the Fund’s assets on both a long and short basis), however, derivatives primarily used for duration management and short term investments such as cash and money market instruments are not subject to this limit.  The Fund’s total exposures may be higher or lower at any given time.  The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The sub-advisors actively manage the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.  The Fund may invest in currencies directly or through a broad range of foreign currency derivatives.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long-only fixed income fund.  The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets.  While the sub-advisor will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or year.  Nonetheless, the Fund’s portfolio managers will carefully manage overall risk and will add risk when appropriately compensated by additional return.

The Fund is classified as a non-diversified investment company, which means that it may invest in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.  The Fund expects to engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Table of Contents Prospectus 2
92

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Strategic Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchanged-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

Table of Contents Prospectus 2
93

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Table of Contents Prospectus 2
94

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

Table of Contents Prospectus 2
95

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Table of Contents Prospectus 2
96

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

Table of Contents Prospectus 2
97

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Table of Contents Prospectus 2
98

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Absolute Return Asset Allocation Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward alternative investments, or toward various types of opportunistic investments.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Table of Contents Prospectus 2
99

GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund seeks to maximize current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, REITs and MLPs.  As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund’s assets may also be invested in cash and cash equivalents.  The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds.  The Fund’s approach is flexible and allows the Advisor to shift the Fund’s allocations in response to changing market conditions.  As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  In attempting to achieve the Fund’s investment objective, the Advisor monitors and adjusts the Fund’s asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund’s fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund’s fixed income allocation may also include higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including ADRs).  The Fund’s equity allocation may include both small- and large-capitalization companies and both growth and value stocks.  The Fund’s equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Table of Contents Prospectus 2
100

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

Table of Contents Prospectus 2
101

GUIDEPATHSM FIXED INCOME ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Fixed Income Allocation Fund seeks to provide current income while moderating risk and volatility in the portfolio.  As a secondary objective, the Fund seeks capital appreciation.  The Fund’s investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs.  The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

Under normal circumstances, the Fund will invest substantially all of its assets in fixed income securities or investments that provide exposure to fixed income securities, including Underlying Funds.  An Underlying Fund will be considered to be “providing exposure to fixed income securities” for purposes of this policy if the Underlying Fund has a policy of investing at least 80% of its assets in fixed income securities or investments that provide exposure to fixed income securities.  The Fund may invest a portion of its remaining assets in cash equivalents and other money market securities.

The Fund’s assets are typically allocated, either directly or indirectly via the Underlying Funds, among various types of domestic and foreign fixed income securities.  These may include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities.  The Fund may invest, directly or indirectly, in higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  It is possible that a significant portion of the Fund’s assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.  The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor’s allocation decisions are based on different factors and analytical approaches, derived from allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.
The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers.  The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.  An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments.  The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

Table of Contents Prospectus 2
102

GUIDEPATHSM ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Altegris® Diversified Alternatives Allocation Fund seeks long-term capital appreciation with an emphasis on absolute returns and low correlation to the broader equity and fixed income markets.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds advised by the Fund’s sub-advisor, Altegris, including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund, the Altegris®/AACA Real Estate Long Short Fund and the Altegris® Fixed Income Long Short Fund.  The Fund may also invest directly in securities, other affiliated or unaffiliated mutual funds and ETPs, such as ETFs and ETNs.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in Underlying Funds that pursue investment strategies that include, but are not limited to: a Macro Strategy, an Alternative Equity Strategy and an Alternative Fixed Income Strategy (each described below).  Additional strategies may be added over time.  The Fund’s sub-advisor will use portfolio construction techniques to optimize the portfolio mix with specific consideration to the Fund’s objective.  The Fund’s portfolio will be reviewed and reallocated over time as the environment or characteristics of the portfolio change, additional Underlying Funds and strategies become available and/or underlying managers are changed within Underlying Funds and strategies.

Assets managed pursuant to an Alternative Equity Strategy may be invested in long or short positions in equity securities of domestic and foreign companies (including those located in emerging market countries) of any capitalization and in any style (from growth to value).  Assets under this strategy may be invested in common and preferred stocks (including Real Estate Investment Trusts (“REITs”)), stock warrants and rights and convertible debt securities.

Assets managed pursuant to an Alternative Fixed Income Strategy may be invested in a wide variety of long or short positions in domestic and foreign (including emerging markets) fixed income securities of any credit quality or maturity, including debt securities issued by government and corporate issuers throughout the world, bank loans and assignments, mortgage- or asset-backed securities and fixed income related futures, options and/or swaps, and may also include convertible bonds or debt securities that provide stock options, warrants or other rights to acquire equity securities.

Assets managed pursuant to a Macro Strategy seek to react to or predict trends by anticipating changes in world trade, commodity supply and demand and currency values, among other global market conditions.  A Macro Strategy may give the Fund exposure to emerging markets.  In addition, assets managed pursuant to a Macro Strategy may be invested primarily in swap contracts and structured notes providing the returns of reference assets such as securities of pooled investment vehicles, including commodity pools, as well as other types of swap contracts and structured notes.  They may also be invested in options, futures, forwards, and/or spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies or equity indices.

Certain Underlying Funds (including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund and the Altegris® Macro Strategy Fund) may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, by investing up to 25% of its assets through a Subsidiary.  The Fund may invest substantially all of its assets in Underlying Funds that have Subsidiaries.

Certain Underlying Funds may invest in convertible debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities” or “junk bonds”). Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another NRSRO.

Table of Contents Prospectus 2
103

The Fund or the Underlying Funds may engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

Table of Contents Prospectus 2
104

FURTHER DETAILS ABOUT THE FUNDS

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal circumstances, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, GPS Funds I and GPS Funds II (each a “Trust” and, together, the “Trusts”) may rely on provisions of the 1940 Act that permit a Fund to operate as a fund of funds that invests in underlying mutual funds, along with certain other investments.  Additionally, the Trusts and certain unaffiliated Underlying Funds (including ETFs) have obtained exemptive orders from the SEC that each permit a Fund or Funds to acquire securities of other investment companies in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds may choose to rely from time to time on the provisions of the 1940 Act, the Funds’ exemptive order and/or exemptive orders obtained by Underlying Funds.

Investments in Affiliated Underlying Funds.  Each Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). For example, each Fund may invest in Underlying Funds that are advised by Altegris (an affiliate of the Advisor), including the Altegris® Futures Evolution Strategy Fund, the Altegris® Managed Futures Strategy Fund, the Altegris® Macro Strategy Fund, the Altegris® Equity Long Short Fund and the Altegris® Fixed Income Long Short Fund and the Altegris®/AACA Real Estate Long Short Fund. Because the Advisor and/or its affiliates receive asset-based fees for providing services to the affiliated Underlying Funds, the Funds’ investments in such affiliated Underlying Funds would benefit the Advisor and/or its affiliates. Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Funds’ assets.

Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and in unfavorable conditions causing a loss to the Fund or Underlying Fund.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying Funds.

Table of Contents Prospectus 2
105

• Applicable -- Not Applicable	GuideMarkSM Large Cap Growth Fund	GuideMarkSM Large Cap Value Fund	GuideMarkSM Small/Mid Cap Core Fund	GuideMarkSM World Ex-US Fund	GuideMarkSM Opportunistic Equity Fund	GuideMarkSM Global Real Return Fund
Agricultural Sector Risk	--	--	--	--	--	•
Alternative Strategies Risk	--	--	--	--	--	•
Changing Fixed Income Market Conditions	--	--	--	--	--	--
Commodities Risk	--	--	--	--	--	•
Convertible Securities Risk	--	--	--	--	--	--
Credit Risk	--	--	--	--	--	•
Derivatives Risk	--	•	•	•	•	•
Emerging Markets Risk	•	--	--	•	•	•
Energy Sector Risk	--	--	--	--	--	•
Exchange-Traded Funds Risk	--	--	--	•	--	•
Foreign Exchange Trading Risk	--	--	--	--	--	--
Foreign Securities Risk	•	•	•	•	•	•
Fund of Funds Risk	--	--	--	--	--	--
Growth Investment Risk	•	--	--	--	--	--
High-Yield Debt Securities Risk	--	--	--	--	--	--
Inflation-Indexed Securities Risk	--	--	--	--	--	•
Interest Rate Risk	--	--	--	--	--	•
Liquidity Risk	--	--	•	•	•	•
Loan Risk	--	--	--	--	--	--
Management Risk	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•
Master Limited Partnership Risk	--	--	--	--	•	--
Maturity Risk	--	--	--	--	--	--
Metal and Mining Sector Risk	--	--	--	--	--	•
Mortgage- and Asset-Backed Securities Risk	--	--	--	--	--	--
Municipal Securities Risk	--	--	--	--	--	--
Non-Diversification Risk	--	--	--	--	•	--
Pooled Investment Vehicle Risk	--	--	--	--	--	•
Portfolio Turnover Risk	--	--	--	--	•	--
Real Estate Risk	--	--	--	•	•	--
Short Selling and Short Position Risk	--	--	--	--	--	--
Small and Medium Capitalization Company Risk	•	--	•	•	•	--
Structured Note Risk	--	--	--	--	--	--
Tax Risk	--	--	--	--	--	--
U.S. Government Agency Obligations Risk	--	--	--	--	--	--
Value Investment Risk	--	•	--	--	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	--	--

Table of Contents Prospectus 2
106

• Applicable -- Not Applicable	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Tax-Exempt Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund	GuidePathSM Strategic Asset Allocation Fund	GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
Agricultural Sector Risk	--	--	--	--	--
Alternative Strategies Risk	--	--	--	•	•
Changing Fixed Income Market Conditions	•	•	•	--	--
Commodities Risk	--	--	•	•	•
Convertible Securities Risk	--	--	•	--	--
Credit Risk	•	•	•	•	•
Derivatives Risk	•	--	•	•	•
Emerging Markets Risk	--	--	•	•	•
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	--	--	--	•	•
Foreign Exchange Trading Risk	--	--	•	--	--
Foreign Securities Risk	--	--	•	•	•
Fund of Funds Risk	--	--	--	•	•
Growth Investment Risk	--	--	--	•	•
High-Yield Debt Securities Risk	--	•	•	•	•
Inflation-Indexed Securities Risk	•	--	•	--	--
Interest Rate Risk	•	•	•	•	•
Liquidity Risk	•	•	•	--	--
Loan Risk	--	--	•	--	--
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Master Limited Partnership Risk	--	--	--	--	--
Maturity Risk	•	•	•	--	--
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	•	--	•	•	•
Municipal Securities Risk	--	•	--	--	--
Non-Diversification Risk	--	--	•	--	--
Pooled Investment Vehicle Risk	--	--	--	--	--
Portfolio Turnover Risk	•	--	•	--	--
Real Estate Risk	--	--	--	•	•
Short Selling and Short Position Risk	--	--	--	--	--
Small and Medium Capitalization Company Risk	--	--	--	•	•
Structured Note Risk	--	--	--	--	--
Tax Risk	--	•	--	--	--
U.S. Government Agency Obligations Risk	•	--	•	•	•
Value Investment Risk	--	--	--	•	•
Wholly-Owned Subsidiary Risk	--	--	--	--	--

Table of Contents Prospectus 2
107

• Applicable -- Not Applicable	GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	GuidePathSM Absolute Return Asset Allocation Fund	GuidePathSM Multi-Asset Income Asset Allocation Fund	GuidePathSM Fixed Income Allocation Fund	GuidePathSM Altegris® Diversified Alternatives Allocation Fund
Agricultural Sector Risk	--	--	--	--	•
Alternative Strategies Risk	•	•	•	--	•
Changing Fixed Income Market Conditions	--	--	•	•	•
Commodities Risk	•	•	•	--	•
Convertible Securities Risk	--	--	•	•	•
Credit Risk	•	•	•	•	•
Derivatives Risk	•	•	•	•	•
Emerging Markets Risk	•	•	•	•	•
Energy Sector Risk	--	--	--	--	--
Exchange-Traded Funds Risk	•	•	•	•	•
Foreign Exchange Trading Risk	--	--	•	•	•
Foreign Securities Risk	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•
Growth Investment Risk	•	•	•	--	--
High-Yield Debt Securities Risk	•	•	•	•	•
Inflation-Indexed Securities Risk	--	--	--	--	--
Interest Rate Risk	•	•	•	•	•
Liquidity Risk	--	--	•	•	•
Loan Risk	--	--	•	•	--
Management Risk	•	•	•	•	•
Market Risk	•	•	•	•	•
Master Limited Partnership Risk	--	--	•	--	--
Maturity Risk	--	--	•	•	•
Metal and Mining Sector Risk	--	--	--	--	--
Mortgage- and Asset-Backed Securities Risk	•	•	•	•	•
Municipal Securities Risk	--	--	•	•	--
Non-Diversification Risk	--	--	--	--	--
Pooled Investment Vehicle Risk	--	--	--	--	•
Portfolio Turnover Risk	--	--	--	--	•
Real Estate Risk	•	•	•	--	•
Short Selling and Short Position Risk	--	--	--	--	•
Small and Medium Capitalization Company Risk	•	--	•	--	•
Structured Note Risk	--	--	--	--	•
Tax Risk	--	--	--	--	--
U.S. Government Agency Obligations Risk	•	•	•	•	•
Value Investment Risk	•	•	•	--	--
Wholly-Owned Subsidiary Risk	--	--	--	--	•

Table of Contents Prospectus 2
108

●
Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments. Governmental policies affecting the agricultural sector, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can significantly affect production and trade flows, and influence industry profitability. In addition, agricultural and livestock businesses may be significantly affected by additional or more stringent environmental laws and regulations, as well as adverse weather, pollution and/or disease which could limit or halt production.

●
Alternative Strategies Risk:  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies may also expose the Fund to the risk that a counterparty to a transaction will not perform as promised, including because of such counterparty’s bankruptcy or insolvency, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

●
Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund and Underlying Fund investments, which could cause the value of a Fund’s investments and share price to decline.  If a Fund or Underlying Fund invests in derivatives tied to fixed-income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund or Underlying Fund experiences high redemptions because of these policy changes, the Fund or Underlying Fund may experience increased portfolio turnover, which will increase the costs the Fund or Underlying Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

●
Commodities Risk:  A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

A Fund’s ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Code relating to the Fund’s qualification as a regulated investment company (“RIC”) and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service (“IRS”). Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder’s return.  Pursuant to the Code, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income.  As a result, a Fund’s ability to directly invest in commodity-linked investments as part of its investment strategy is limited to a maximum of 10% of its gross income.

Table of Contents Prospectus 2
109

●
Convertible Securities Risk: Investing in convertible bonds and securities includes credit risk and interest rate risk. Changes in the financial condition of an issuer or counterparty, or circumstances that affect a particular type of security or issuer may increase the risk of default by an issuer or counterparty. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

●
Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The types of derivatives that may be used by certain Funds include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor or a sub-advisor.  Derivatives may be illiquid, volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

The performance of derivatives depends largely on the performance of the underlying currency, security, index or other reference asset, and derivatives often have risks similar to the underlying asset, in addition to other risks. The successful use of derivatives will usually depend on the Advisor’s or sub-advisor’s ability to accurately forecast movements in the market relating to the underlying asset. If the Advisor or sub-advisor is not successful in using derivatives, a Fund’s performance may be worse than if the Advisor or sub-advisor did not use such derivatives at all.

The investment results achieved by the use of derivatives by a Fund may not match or fully offset changes in the value of the underlying asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  For example, the use of currency derivatives for hedging purposes may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Derivatives involve costs and may create leverage insofar as a Fund may receive returns (or suffer losses) in an amount that significantly exceeds the amount that the Fund committed as initial margin.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to a Fund.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Certain Funds may engage in over-the-counter (“OTC”) transactions. The use of OTC derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.  Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. To the extent that a Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired. The Fund may also be required to take or make delivery of an underlying instrument that the Advisor or sub-advisor would otherwise have attempted to avoid.

Under recent financial reforms, certain types of derivatives ( i.e. , certain swaps) are, and others are expected to eventually be, required to be cleared through a central counterparty.  Central clearing is designed to reduce counterparty risk and increase liquidity compared to over-the-counter derivatives, but it does not eliminate those risks entirely.  With swaps that are cleared through a central counterparty, there is also a risk of loss by a Fund of its initial and variation margin deposits in the event of bankruptcy of a futures commission merchant with which the Fund has an open position in a swap contract.

Table of Contents Prospectus 2
110

The regulation of swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action.  It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Funds, may increase the cost of a Fund’s investments and cost of doing business.

●
Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, a Fund trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

●
Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

●
Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange.  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.  In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative instruments related to the index.  In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index.  In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

●
Foreign Exchange Trading Risk:  The Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund and the Altegris® Diversified Alternatives Allocation Fund each may actively trade in spot and forward currency positions and related currency derivatives in an attempt to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

●
Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs) can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. To the extent that a Fund invests in sovereign debt instruments, then investing in the debt obligations of foreign governments and its agencies may result in unique risks. The ability or willingness to repay principal and interest may be influenced by, but not limited to, the economic, financial, monetary, trade, balance of payments, political, and social situations or events in a country. Repayment may also be affected by expected support from foreign governments, multilateral organizations, or other entities.  In the case of a default, recourse, including legal action, will likely involve much more time and complexity as compared to similar proceedings in the United States.

Table of Contents Prospectus 2
111

●
Fund of Funds Risk:  A Fund may be subjected to fund of funds risk, which means that the ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either a Fund or the Underlying Funds will achieve their investment objectives.

●
Growth Investment Risk:  Growth investment risk is the risk that a Fund’s investment in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, a Fund’s investment in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

●
High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

●
Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

●
Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money. The value of a security with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar security with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates.

●
Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

●
Loan Risk: Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.  Additional risks may include the risk of subordination to the interests of other creditors, limited or no collateral, the lack of a secondary market, extended settlement periods, the risk of prepayment and the lack of publicly available information.

●	Management Risk: An investment or allocation strategy used by a Fund may fail to produce the intended results.

●
Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Table of Contents Prospectus 2
112

●
Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the over-the-counter market.  An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.  Although investors in an MLP normally would not be liable for debts of the MLP beyond the amount of their investment, they may not be shielded from liability to the same extent as shareholders of a corporation.  An investment in an MLP is also subject to tax risk.  MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level.  A change in current tax law or the underlying business mix of an MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, in which case the MLP would be required to pay U.S. federal income tax on its taxable income.  Taxation of an MLP in which a Fund invests would result in a reduction of the value of the Fund’s investment in the MLP and, consequently, your investment in the Fund.  Additionally, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC.  Income derived by a Fund from a partnership that is not a qualified publicly traded partnership as defined in the Code will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

●
Maturity Risk:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund, the Fixed Income Allocation Fund, the Opportunistic Fixed Income Fund and the Altegris® Diversified Alternatives Allocation Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

●
Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

●
Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

●
Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

●
Non-Diversification Risk: Each of the Opportunistic Equity Fund and the Opportunistic Fixed Income Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

●
Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Table of Contents Prospectus 2
113

●
Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

●
Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the 1940 Act.  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

●
Short Selling and Short Position Risk:  The Underlying Funds may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer, and must then replace the security borrowed at the market price at the time of replacement. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

●
Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

●	Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

●
Tax Risk:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Although the interest received from municipal securities generally is exempt from federal income tax, the Tax-Exempt Fixed Fund Income may invest a portion of its total assets in municipal securities subject to the federal AMT.  Accordingly, investment in the Tax-Exempt Fixed Income Fund could cause a shareholder to be subject to (or result in an increased liability under) the federal AMT.  Capital gains, if any, are taxable.

●
U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Table of Contents Prospectus 2
114

●
Value Investment Risk:  A Fund’s investment in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  A Fund’s investment in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Advisor or a Fund’s sub-advisor believes are their full value.

●
Wholly-Owned Subsidiary Risk:  A Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”) and will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and each Subsidiary are organized, respectively, could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.  Furthermore, because the Subsidiary is a controlled foreign corporation, any income received from its investments in underlying pooled investment vehicles may be taxed to an Altegris Fund at less favorable rates than capital gains.  Additionally, the IRS has issued a number of private letter rulings to mutual funds, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income.  It is not anticipated that all of the Underlying Funds in which the Fund may invest will have received such a private letter ruling.  However, the IRS has suspended issuance of any further private letter rulings pending a review of its position.  Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years.

TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.  The trading costs and tax consequences associated with a Fund’s portfolio turnover may affect its overall investment performance.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.AssetMark.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

Table of Contents Prospectus 2
115

MANAGEMENT OF THE FUNDS
Investment Advisor
AssetMark, Inc., 1655 Grant Street, 10th Floor, Concord, CA 94520-2445, serves as the investment advisor to each of the Funds under an investment advisory agreement with each Trust (the “Investment Advisory Agreement”).  AssetMark is registered as an investment advisor with the SEC.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of a Trust (the “Board of Trustees” or the “Board”) sets each Fund’s overall investment strategies.  For Funds that are not sub-advised, the Advisor also manages the Fund’s portfolio of investments.  For sub-advised Funds, the Advisor: (i) evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (ii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (iii) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (iv) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  For the GuidePathSM Altegris® Diversified Alternatives Allocation Fund, the Advisor also implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by the sub-advisor, Altegris.  The Advisor has ultimate responsibility (subject to oversight by a Trust’s Board of Trustees) to oversee any sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson, CFA, Michael Abelson, CFA, and Selwyn Crews of AssetMark are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.  Mr. Abelson, Ms. Brunson and Mr. Crews are responsible for the day-to-day management of the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund.  The Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

●	Michael Abelson, CFA
Senior Vice President, Investments & Product Management
Mr. Abelson is Senior Vice President of AssetMark, responsible for the firm’s investment functions. Mr. Abelson joined the firm in 1994. Mr. Abelson has served as a portfolio manager for the GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.

●	Zoë Brunson, CFA
Director of Investment Strategies
Ms. Brunson is Director of Investment Strategies for AssetMark, responsible for managing specific areas of the firm’s research, due-diligence and portfolio management functions. Ms. Brunson joined the firm in 2007.  Ms. Brunson has served as a portfolio manager for the GuidePathSM Multi-Asset Income Asset Allocation Fund and the GuidePathSM Fixed Income Allocation Fund since 2012, and has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.  Prior to 2007 Ms. Brunson was a Director at Standard & Poor’s where she led the team responsible for manager research and multi-manager portfolios.

●	Selwyn Crews
Principal of Portfolio Construction
Mr. Crews is Principal of Portfolio Construction for AssetMark, responsible for managing specific portfolios and solutions for the firm. Prior to joining AssetMark in 2011, Mr. Crews was responsible for risk oversight of mutual funds in variable annuity products at Genworth Financial.

Table of Contents Prospectus 2
116

The Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Management Fee (as a percentage of average daily net assets)
GuideMarkSM Large Cap Growth Fund	0.70%
GuideMarkSM Large Cap Value Fund	0.70%
GuideMarkSM Small/Mid Cap Core Fund	0.75%
GuideMarkSM World Ex-US Fund	0.70%
GuideMarkSM Opportunistic Equity Fund	0.80%
GuideMarkSM Global Real Return Fund	0.65%
GuideMarkSM Core Fixed Income Fund	0.50%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.50%
GuideMarkSM Opportunistic Fixed Income Fund	0.70%
GuidePathSM Strategic Asset Allocation Fund	0.25%
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund	0.25%
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	0.35%
GuidePathSM Absolute Return Asset Allocation Fund	0.35%
GuidePathSM Multi-Asset Income Asset Allocation Fund	0.35%
GuidePathSM Fixed Income Allocation Fund	0.25%
GuidePathSM Altegris® Diversified Alternatives Allocation Fund	0.15%

The Advisor has entered into a Fee Waiver Agreement with GPS Funds I designed to provide the Funds’ shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.  Please note that the aforementioned waiver does not apply to GPS Funds II, which includes the GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris® Diversified Alternatives Allocation Fund.

The Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (net of distribution and/or service (12b-1) fees, administrative service fees, and securities lending expense reductions) (“expense cap”) for the period ending on July 31, 2015.  Under the Agreements, the Advisor may recapture waived fees and expenses it assumed for a three-year period under specified conditions.  The expense cap for each Fund (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) is as follows:

Fund	Expense Cap
GuideMarkSM Large Cap Growth Fund	0.99%
GuideMarkSM Large Cap Value Fund	0.99%
GuideMarkSM Small/Mid Cap Core Fund	1.09%
GuideMarkSM World Ex-US Fund	1.09%
GuideMarkSM Opportunistic Equity Fund	1.10%
GuideMarkSM Global Real Return Fund	1.05%
GuideMarkSM Core Fixed Income Fund	0.79%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.79%
GuideMarkSM Opportunistic Fixed Income Fund	1.05%
GuidePathSM Strategic Asset Allocation Fund	0.50%
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund	0.50%
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	0.60%
GuidePathSM Absolute Return Asset Allocation Fund	0.60%

Table of Contents Prospectus 2
117

Fund	Expense Cap
GuidePathSM Multi-Asset Income Asset Allocation Fund	0.60%
GuidePathSM Fixed Income Allocation Fund	0.55%
GuidePathSM Altegris® Diversified Alternatives Allocation Fund	0.50%

Finally, effective December 13, 2012, the Advisor has contractually agreed to waive its entire Management Fees for the Altegris® Diversified Alternatives Allocation Fund, for the period ending on July 31, 2015. Effective April 23, 2014, the Advisor implemented a voluntary 0.10% waiver of its 0.65% Management Fee for the Global Real Return Fund.

The Advisor’s primary business is to operate the AssetMark, Inc. investment platform (the “AssetMark Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the AssetMark Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the AssetMark Platform.  AssetMark advised or administered in excess of $21.6 billion in investor assets as of March 31, 2014, including mutual funds, variable annuities, ETFs and privately managed accounts.

The Advisor has entered into a sub-advisory agreement with each sub-advisor (on behalf of the applicable Funds) and compensates each sub-advisor out of the management fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the portion of the applicable Fund’s assets that it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the GPS Funds I Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements (other than the sub-advisory agreement for the Small/Mid Cap Core Fund) is available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2013.  A discussion regarding the basis for the GPS Funds I Board’s approval of the sub-advisory agreement for the Small/Mid Cap Core Fund is available in the Funds’ annual report to shareholders for the period dated March 31, 2014. A discussion regarding the basis for the GPS Funds II Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements is available in the Funds’ semi-annual report to shareholders for the period ending September 30, 2013.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Table of Contents Prospectus 2
118

Large Cap Growth Fund:
Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor to the Large Cap Growth Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. As of June 30, 2014, Wellington Management had approximately $903.8 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

●	Paul Marrkand, CFA
Senior Vice President and Equity Portfolio Manager
Mr. Marrkand joined Wellington Management as an investment professional in 2005.  Mr. Marrkand has served as the portfolio manager for the Fund since 2011.

Large Cap Value Fund:
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the sub-advisor to the Large Cap Value Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $97.5 billion in assets under management as of June 30, 2014.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

●	Mark Giambrone
Managing Director and Portfolio Manager
Mr. Giambrone joined BHMS in 1999.  Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates.  During his 22-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal.  Mr. Giambrone is a member of the American Institute of Certified Public Accountants.  He graduated summa cum laude from Indiana University with a BS in Business and received an MBA from the University of Chicago. Mr. Giambrone has served as a portfolio manager for the Fund since 2011.

●	Michael B. Nayfa , CFA
Director and Assistant Portfolio Manager
Mr. Nayfa joined BHMS in 2008 as an equity analyst.  His 10 years of experience includes work as an analyst at HBK and institutional equity sales at Natexis Bleichroeder.  Mr. Nayfa began his career in institutional sales at Sidoti & Company, LLC.  He holds an MBA from the University of Texas, as well as a BBA in Finance from Texas Christian University, and is a member of the CFA Society of Dallas-Fort Worth.   Mr. Nayfa has served as an assistant portfolio manager for the Fund since 2014.

●	Terry L. Pelzel , CFA
Director and Assistant Portfolio Manager
Mr. Pelzel joined BHMS in 2010 as an equity analyst.  Prior to joining BHMS, he served as a senior portfolio analyst at Highland Capital Management, LP and as a financial analyst at Houlihan, Lokey, Howard & Zukin, Inc.  Mr. Pelzel graduated from Texas A&M University, where he earned his BBA in Finance, magna cum laude.   Mr. Pelzel has served as an assistant portfolio manager for the Fund since 2014.

Small/Mid Cap Core Fund:
Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor to the Small/Mid Cap Core Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of June 30, 2014, Wellington Management had approximately $903.8 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

●             Cheryl M. Duckworth, CFA
              Managing Director and Associate Director of Global Industry Research
 Ms. Duckworth serves as the Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S.  Ms. Duckworth supervises and coordinates a team of global industry analysts and joined Wellington Management as an investment professional in 1994.  Ms. Duckworth has served as a portfolio manager for the Fund since 2014.

Table of Contents Prospectus 2
119

●             Mark D. Mandel, CFA
               Partner and Director of Global Industry Research
 As the Senior Vice President and Director of Global Industry Research of Wellington Management, Mr. Mandel supervises a team of global industry analysts that manage the Fund.  Mr. Mandel joined Wellington Management as an investment professional in 1994 and has served as a portfolio manager for the Fund since 2014.

World ex-US Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the World ex-US Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of March 31, 2014, Pyramis had approximately $209.2 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

●	César Hernandez, CFA
Portfolio Manager
Mr. Hernandez joined Fidelity Investments in 1989.  Mr. Hernandez developed the Select International strategy at Fidelity Investments and has been responsible for managing Select International and Select Global portfolios on behalf of institutional investors around the world since the discipline’s inception in 1989.  Mr. Hernandez began his investment career in 1986.  Mr. Hernandez has served as the portfolio manager for the Fund since 2011.

Opportunistic Equity Fund:
Westfield Capital Management Company, L.P. (“Westfield”) is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, Boston, Massachusetts 02111. Westfield is an SEC-registered investment advisor that was founded in 1989.  Westfield is 100% employee owned.  As of June 30, 2014, Westfield had approximately $17.3 billion in assets under management. Investment decisions for the Fund are made by the Westfield Investment Committee (the “Committee”) which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Committee members, based either on seniority or role within the Committee, as having day-to-day management responsibilities for Westfield’s allocated portion of the Fund’s portfolio.

●	William A. Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia has worked at Westfield since 1994.  He covers Healthcare and Energy, as well as provides overall market strategy.  Mr. Muggia has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

●	Ethan J. Meyers, CFA
Managing Partner
Mr. Meyers has worked at Westfield since 1999.  He covers Industrials and Business Services.  Mr. Meyers has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

●	John M. Montgomery
Managing Partner and Portfolio Strategist
Mr. Montgomery has worked at Westfield since 2006.  Mr. Montgomery has focused on portfolio and investment process strategy for Westfield’s allocated portion of the Fund since its inception.

Table of Contents Prospectus 2
120

●	Hamlen Thompson
Managing Partner
Mr. Thompson has worked at Westfield since 2003.  He covers Energy and Industrials.  Mr. Thompson has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

●	Bruce N. Jacobs, CFA
Managing Partner
Mr. Jacobs has worked at Westfield since 2004.  He covers Health Care and Consumer Staples.  Mr. Jacobs has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Opportunistic Equity Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment advisor with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.  As of June 30, 2014, Diamond Hill had approximately $14.2 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

●	Rick Snowdon, CFA
Portfolio Manager and Co-Director of Research
Mr. Snowdon has served as an investment professional at Diamond Hill since 2007.  Prior to joining Diamond Hill, Mr. Snowdon served as a board member and consultant with Adams Rite Manufacturing.  Mr. Snowdon was an energy trader/vice president for Energy Trading for American Electric Power from 1997 to 2002 and a junior trader with Enron Corporation from 1996 to 1997.  Mr. Snowdon has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

●	Austin Hawley, CFA
Portfolio Manager and Co-Director of Research
Mr. Hawley has served as an investment professional at Diamond Hill since 2008.  Prior to joining Diamond Hill, Mr. Hawley was an equity analyst at Putnam Investments.  Mr. Hawley was also an investment associate at Putnam Investments from 1999 to 2002.  Mr. Hawley has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since January 2013.

River Road Asset Management, LLC (“River Road”), serves as a sub-advisor to the Opportunistic Equity Fund and is headquartered in Louisville, Kentucky.  River Road is registered as an investment adviser with the SEC.  As of March 31, 2014, River Road had approximately $10.3 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio:

●	Henry W. Sanders III, CFA
Portfolio Manager
Mr. Sanders is the Executive Vice President of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth Trust Company.  Mr. Sanders has served as a portfolio manager for the Fund since January 2013.

●	Thomas S. Forsha, CFA
Portfolio Manager
Mr. Forsha is the Co-Chief Investment Officer of River Road.  Prior to joining River Road, Mr. Forsha served as Equity Analyst and Portfolio Manager for ABN AMRO Asset Management USA.  Mr. Forsha has served as a portfolio manager for the Fund since January 2013.

●	James C. Shircliff, CFA
Portfolio Manager
Mr. Shircliff is the Chief Investment Officer of River Road, which he co-founded in 2005.  Prior to co-founding River Road, Mr. Shircliff served as Executive Vice President, Portfolio Manager, and Director of Research for SMC Capital, Inc.  Mr. Shircliff has served as a portfolio manager for the Fund since January 2013.

Table of Contents Prospectus 2
121

Global Real Return Fund:
SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts  02111, serves as the sub-advisor to the Global Real Return Fund.  As of June 30, 2014, SSgA FM had approximately $371.8 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of the Fund’s portfolio:

●	Robert Guiliano
Vice President and Senior Portfolio Manager for the Investment Solutions Group
Mr. Guiliano is a Vice President of State Street Global Advisors and a Senior Portfolio Manager in SSgA's US Portfolio Management - Investment Solutions Group (ISG). He joined the firm in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy.

●	Christopher Goolgasian, CPA, CFA, CAIA
Managing Director and Head of Portfolio Management – Americas for the Investment Solutions Group
Mr. Goolgasian is a Managing Director of State Street Global Advisors and Head of Portfolio Management – Americas for the Investment Solutions Group. He is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients. Previously, Mr. Goolgasian was an Institutional Portfolio Manager with Pyramis Global Advisors, a Fidelity Investments Company. In this role he worked with institutional clients on strategic, tactical and lifecycle portfolios. Prior to joining Fidelity in 1997, Mr. Goolgasian spent  nearly  three  years  as  a  CPA  with  the  public  accounting  firm  Kaplan,  Moran  & Digennaro. Mr. Goolgasian earned a Masters of Business Administration from Bryant University in 1997 with a concentration in Finance and a Bachelor of Arts from Bryant University in 1995 with a concentration in Accounting.  He has earned the Chartered Financial Analyst designation, Chartered Alternative Investment Analyst designation and is a Certified Public Accountant.  Mr. Goolgasian is a member of the CFA Institute, the Boston Security Analyst Society and the Chartered Alternative Investment Analyst Association.  He is also a professor of Finance at Bryant University.

Core Fixed Income Fund:
Wellington Management Company, LLP (“Wellington Management”) is a sub-advisor to the Core Fixed Income Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years.  As of June 30, 2014, Wellington Management had approximately $903.8 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Wellington Management’s allocated portion of the Fund’s portfolio:

●	Campe Goodman, CFA
Senior Vice President and Fixed Income Portfolio Manager
Mr. Goodman has served as Portfolio Manager of the Fund since its inception in 2012. Mr. Goodman joined Wellington Management as an investment professional in 2000.

●	Joseph F. Marvan, CFA
Senior Vice President and Fixed Income Portfolio Manager
Mr. Marvan has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Marvan joined Wellington Management as an investment professional in 2003.

●	Lucius T. (L.T.) Hill, III
Senior Vice President and Fixed Income Portfolio Manager
Mr. Hill has been involved in portfolio management and securities analysis for the Fund since its inception in 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

Table of Contents Prospectus 2
122

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is a sub-advisor to the Core Fixed Income Fund.  BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $97.5 billion in assets under management as of June 30, 2014.  The following portfolio managers are primarily responsible for the day-to-day management of BHMS’ allocated portion of the Fund’s portfolio:

●	David R. Hardin
Managing Director and Portfolio Manager
Mr. Hardin joined BHMS in 1987 as a portfolio manager. Currently, he serves as the lead portfolio manager for Intermediate and Short maturity strategies and is a generalist in fixed income credit research.  He also manages BHMS’ municipal portfolios.  Prior to joining BHMS, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 38-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.  He received an M.Sc. from the London School of Economics and a BBA from Texas Christian University.  Mr. Hardin has served as a portfolio manager for the Fund since 2010.

●	John S. Williams, CFA
Managing Director and Portfolio Manager
Mr. Williams joined BHMS in 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies.  In addition to developing portfolio strategy, he is responsible for risk management and assists on MBS sector management.  While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 38-year investment career, he served as an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager for taxable and tax-exempt fixed income, as well as equities, in the trust department at InterFirst Bank Dallas.   He earned an MBA and a BBA, both with Honors, from Texas Christian University.  Mr. Williams has served as a portfolio manager for the Fund since 2010.

●	Deborah A. Petruzzelli
Managing Director and Portfolio Manager
Ms. Petruzzelli joined BHMS in 2003 as a portfolio manager. She serves as the structured securities portfolio manager for mortgage-backed, asset-backed, and commercial mortgage-backed securities  During her 28-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of asset-backed securities, collateralized mortgage-backed securities, and whole-loan sectors for all client portfolios. She also had an active role in that firm’s development of a core plus strategy, leveraging the firm’s convertible equity management strengths.  Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities.  She earned a BSBA in Business Administration from Bowling Green State University.  Ms. Petruzzelli has served as a portfolio manager for the Fund since 2010.

●	Scott McDonald, CFA
Managing Director and Portfolio Manager
Mr. McDonald joined BHMS in 1995. He currently serves as the lead portfolio manager for Long Duration strategies, specializing in corporate and government bonds.  He is also a generalist in investment grade fixed income credit research.  Mr. McDonald is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 25-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing corporate bonds, private placements and mortgages. While with Life Partners, he was responsible for implementing the investment strategy for their life insurance and annuity assets.  Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.  He received an MBA from the University of Texas and a BBA from Southern Methodist University.  Mr. McDonald has served as a portfolio manager for the Fund since 2010.

Table of Contents Prospectus 2
123

●	Mark C. Luchsinger, CFA
Managing Director and Portfolio Manager
Mr. Luchsinger joined BHMS in 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is the lead portfolio manager for Core and Core Plus strategies.  He is also a generalist in investment grade and high yield credit research.  Mr. Luchsinger is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.  During his 33-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company, where he was responsible for the management of corporate, mortgage, and private placement fixed income, as well as equity assets.  He has also served as senior investment portfolio manager for Western Preferred Corporation, managing their fixed income assets. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.  He earned a BBA from Bowling Green State University.  Mr. Luchsinger has served as a portfolio manager for the Fund since 2010.

Tax-Exempt Fixed Income Fund:
Delaware Investments Fund Advisers (formerly known as Delaware Management Company) (“DIFA”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  DIFA is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  “Delaware Investments” refers to Delaware Management Holdings, Inc. and its subsidiaries, including DIFA, and is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.  DIFA manages both equity and fixed income assets classes for a variety of clients.  DIFA’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading.  As of June 30, 2014, Delaware Investments had approximately over $181.5 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DIFA’s allocated portion of the Fund’s portfolio:

●	Joseph Baxter
Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager
Mr. Baxter is the head of DIFA’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of DMBT’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.  Mr. Baxter received a bachelor’s degree in finance and marketing from La Salle University.  Mr. Baxter has served as a portfolio manager for the Fund since 2006.

●	Stephen Czepiel
Senior Vice President and Senior Portfolio Manager
Mr. Czepiel is a member of DIFA’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry.  Mr. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.  Mr. Czepiel has served as a portfolio manager for the Fund since 2006.

●	Gregory Gizzi
Senior Vice President and Senior Portfolio Manager
Gregory A. Gizzi is a member of DIFA’s municipal fixed income portfolio management team.  He is also a co-portfolio manager of DIFA’s municipal bond funds and several client accounts.  Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort.  Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity.  Mr. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager.  He later worked in the same capacity at Dillon Read.  Mr. Gizzi earned his bachelor’s degree in economics from Harvard University.  Mr. Gizzi has served as a portfolio manager for the Fund since December 2012.

Table of Contents Prospectus 2
124

Nuveen Asset Management, LLC (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment advisor with approximately $127.6 billion in assets under management as of June 30, 2014.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by a holding company formed by equity investors led by Madison Dearborn Partners, LLC.  NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The following portfolio managers are primarily responsible for the day-to-day management of NAM’s allocated portion of the Fund’s portfolio:

●	Martin J. Doyle, CFA
Managing Director and Director of SMA Portfolio Management
Mr. Doyle has been with NAM since 1987.  He helps to establish strategy for the firm’s various investment styles, and he chairs the Municipal Securities Investment Oversight Group.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  He is a Chartered Financial Analyst.  Mr. Doyle has served as a portfolio manager for the Fund since 2006.

●	John V. Miller, CFA
Managing Director and Co-Head of Fixed Income
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund.  He is a Chartered Financial Analyst.  Mr. Miller has served as a portfolio manager for the Fund since 2006.

●	Michael J. Sheyker, CFA
Senior Vice President and Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the Municipal Securities Investment Oversight Group.  He is a Chartered Financial Analyst.  Mr. Sheyker has served as a portfolio manager for the Fund since 2006.

Opportunistic Fixed Income Fund:
Franklin Advisers, Inc. (“Franklin”), One Franklin Parkway, San Mateo, California  94403, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2014, Franklin had approximately $920.5 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio:

●	Michael Hasenstab, Ph.D.
Executive Vice President, Portfolio Manager
Chief Investment Officer, Global Bonds
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Dr. Michael Hasenstab, Ph.D., is executive vice president and chief investment officer, Global Bonds for Franklin Templeton Fixed Income Group, overseeing the global fixed income portfolio management team. The group offers a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. Dr. Hasenstab is a member of the Fixed Income Policy Committee and is a portfolio manager for a number of funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. Dr. Hasenstab has won numerous awards globally, including being named Morningstar's Fixed Income Manager of the Year in Canada in 2013 and in the U.S. in 2010. He was recognized as one of the most influential fund managers by Investment News in 2010. Bloomberg Markets named him Top Global Bond Fund Manager in 2010 and Top U.S. and Global Bond Fund Manager in 2009. Additionally, he was named Global Bond Manager of the Year by Investment Week in 2008, 2010 and 2011, and also Best Global Manager by Standard & Poor's BusinessWeek in 2006. Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He specializes in global macroeconomic analysis with a focus on currency, interest rate and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia. Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

Table of Contents Prospectus 2
125

●	Canyon Chan, CFA
Senior Vice President
Portfolio Manager
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Canyon Chan is a senior vice president and portfolio manager in the Franklin Templeton Fixed Income Group's global bond department. He focuses on portfolio construction and implementation, derivatives, quantitative strategies and analytics, and risk management. Additionally, he performs generalist research across global asset classes. Mr. Chan was a director in Franklin Templeton's alternative investment strategies group from 2003 to 2007. He managed Franklin Templeton's fund of hedge funds portfolios and the style allocation for the Franklin Templeton Global Growth and Value Fund. In addition, he researched and developed new hedge fund, currency and commodity investment strategies. Prior to 2003, Mr. Chan was a vice president and portfolio manager for Franklin Advisers, Inc. He was a co-manager of the Franklin Flex Cap Growth Fund, Franklin Equity Fund and Franklin Technology Fund. His equity research experience included coverage of the Internet, enterprise software, new media, electronic commerce, telecommunications equipment, entertainment software, paper, packaging and engineering and construction industries, as well as quantitative stock research and modeling.

In addition to his investment management responsibilities, Mr. Chan served as the director of Portfolio Technology for the Franklin Equity Group of Franklin Advisers, Inc. He developed various portfolio analytics, risk management, research database and knowledge management systems, as well as internal analyst and manager performance measurement and benchmarking processes. Mr. Chan joined Franklin Templeton in 1991 after earning his B.A. in quantitative economics from Stanford University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the Security Analysts of San Francisco (SASF) and the CFA Institute.

Table of Contents Prospectus 2
126

●	Christine Zhu
Portfolio Manager, Quantitative Research Analyst
Franklin Templeton Fixed Income Group
Franklin Advisers, Inc.
San Mateo, California, United States
Christine Zhu is a portfolio manager and quantitative research analyst for Franklin Templeton Fixed Income Group's global bond group. Ms. Zhu joined Franklin Templeton in 2007, initially in the Portfolio Analysis and Investment Risk team as a senior consultant. In 2010, she joined the global bond group with focuses on portfolio construction, derivatives/quantitative strategies in global market, and risk management. Prior to joining Franklin Templeton, Ms. Zhu was a senior associate at MSCI Barra where her experience included fixed income analytics and risk exposure calculation. She also worked in the technology department at Oracle and at China Construction Bank. Ms. Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame. She is fluent in mandarin Chinese.

Loomis, Sayles & Co., L.P. (“Loomis Sayles”), One Financial Center, Boston Massachusetts 02111, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2014, Loomis Sayles had approximately $221.3 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

●	Matthew Eagan, CFA
Vice President
Mr. Eagan began his investment career in 1989 and joined Loomis Sayles in 1997.  Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University.  He holds the designation of Chartered Financial Analyst.

●	Kevin Kearns
Vice President
Mr. Kearns began his investment career in 1986 and joined Loomis Sayles in 2007.  Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management.  Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College.

●	Todd Vandam, CFA
Vice President
Mr. Vandam began his investment career and joined Loomis Sayles in 1994.  Mr. Vandam received a B.A. from Brown University and holds the designation of Chartered Financial Analyst.

DoubleLine Capital LP (“DoubleLine”), a sub-advisor to the Opportunistic Fixed Income Fund, is an independent, employee-owned money management firm located at 333 South Grand Avenue, 18th Floor, Los Angeles, California 90071.  DoubleLine is registered as an investment adviser with the SEC.  As of June 30, 2014, DoubleLine had approximately $51.9 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DoubleLine’s allocated portion of the Fund’s portfolio:

●	Jeffrey E. Gundlach
Portfolio Manager
Mr. Gundlach is the Chief Executive Officer and Chief Investment Officer of DoubleLine, which he co-founded in 2009.  Prior to founding DoubleLine, Gundlach was associated with TCW Group Inc. (“TCW”), where he was Chief Investment Officer, Group Managing Director and President. Mr. Gundlach has served as a portfolio manager for the Fund since 2012.

●	Philip A. Barach
Portfolio Manager
Mr. Barach is the President of DoubleLine, which he co-founded in 2009.  During the five years prior to forming DoubleLine, Mr. Barach was Group Managing Director at TCW.  Mr. Barach has served as a portfolio manager for the Fund since 2012.

Table of Contents Prospectus 2
127

Altegris® Diversified Alternatives Allocation Fund
Altegris Advisors, LLC (“Altegris”), 1200 Prospect Street, Suite 400 La Jolla, California 92037, is the sub-advisor to the GuidePathSM Altegris® Diversified Alternatives Allocation Fund. Altegris is owned and controlled by (i) private equity funds managed by Aquiline Capital Partners LLC and its affiliates (“Aquiline”), and by Genstar Capital Management, LLC and its affiliates (“Genstar”), and (ii) certain senior management of Altegris and other affiliates.  Established in 2005, Aquiline focuses its investments exclusively in the financial services industry.  Established in 1988, Genstar focuses its investment efforts across a variety of industries and sectors, including financial services.  As of May 30, 2014, Altegris had approximately $1.2 billion in assets under management.  Altegris provides advice with respect to the Fund’s investment strategies and has responsibility for allocating the Fund’s assets among the Underlying Funds.  Altegris and the portfolio managers set forth below are primarily responsible for the day to day portfolio management of the Fund.  The Advisor implements the investment program of the Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by Altegris.  Altegris does not receive a fee for its services as a sub-advisor to the Fund, but it does receive advisory fees from Underlying Funds for which it acts as an Advisor.

●	Matt Osborne
Executive Vice President
Mr. Osborne has served as Executive Vice President of Altegris since its founding in February, 2010. From 2002 until May 2010, Mr. Osborne served as an Executive Vice President and Chief Investment Officer of Altegris Investments, Inc. From July 2002 to the present, he has also served as Director and Vice President of Altegris Funds.  He also serves as a manager and Executive Vice President of each of Altegris Clearing Solutions, L.L.C. and Altegris Futures, L.L.C. Mr. Osborne brings more than 25 years of international business and financial market experience to his role in directing the managed futures strategies and related strategic initiatives for Altegris. Prior to 2002, Mr. Osborne was Director of Research for the Managed Investments Division of Man Financial. Previous to his role at Man Financial, Mr. Osborne served as Investment Manager for a family office in his native New Zealand where he was responsible for formulating investment policies and implementing a global asset allocation program that specialized in alternative investment strategies such as hedge funds and managed futures. Mr. Osborne has served as portfolio manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund since 2012.

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV).  The NAV of each Fund that operates as a fund of funds is generally based on the NAV of the Underlying Funds.  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by a Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that a Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.

If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with a Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ and Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

Table of Contents Prospectus 2
128

The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Funds.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Funds generally do not accept investments from non-U.S. investors and reserve the right to decline such investments.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

Table of Contents Prospectus 2
129

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Boards of Trustees have adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account. The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  The Funds also work with intermediaries that sell or facilitate the sale of Fund shares to identify abusive trading practices in omnibus accounts. Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds. The Advisor maintains processes to monitor and identify abusive or excessive short-term trading activity in the Funds.  The Advisor periodically reviews the Funds’ purchase and redemption activity (including receiving and analyzing daily trade detail reports from USBFS and performing monthly testing) in order to detect possible market-timing.  Although the Funds and the Advisor take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Due to the nature of the AssetMark Platform, where Fund purchase and redemption transactions are submitted on behalf of clients invested in the AssetMark Platform in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Funds are made available outside of the AssetMark Platform, the Advisor will work with the Funds’ transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.

Because the GuideMarkSM Funds are utilized as underlying investments by the GuidePathSM Funds of Funds such that the Advisor effects the GuidePathSM Funds of Funds’ transactions in shares of the GuideMarkSM Funds consistent with the GuidePathSM Funds of Funds’ investment policies and net asset flows, investments in the GuideMarkSM Funds by the GuidePathSM Funds of Funds are not subject to the Funds’ market timing policy.

DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, 622 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shores of each of the Funds. It is expected that, on or before August 29, 2014, AssetMark Brokerage, LLC, an affiliate of the Advisor, will replace Capital Brokerage Corporation as the distributor of each Fund’s shares.  Shares of each Fund are offered on a continuous basis.

Table of Contents Prospectus 2
130

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600,, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Funds. Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities (except the Opportunistic Fixed Income Fund’s).  U.S. Bank N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the Opportunistic Fixed Income Fund’s cash and securities.  BNY Mellon does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  Each Fund, other than the Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund, expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually.  The Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund, the Opportunistic Fixed Income Fund, the Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund each expect to declare and distribute all of its net investment income, if any, to shareholders as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show any exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you.  However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

Table of Contents Prospectus 2
131

TAX CONSIDERATIONS

Fund Distributions.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts, passive foreign investment companies, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Your broker-dealer or other financial intermediary (such as a bank or financial advisor) (collectively, “broker-dealers”) will be required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the broker-dealer’s default method unless you instruct your broker-dealer to use a different calculation method.  Shareholders should carefully review the cost basis information provided by the broker-dealer and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. Please contact your broker-dealer with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  A additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.  Net investment income does not include exempt-interest dividends.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and exempt-interest dividends. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after January 1, 2014.  It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends, or, if reinstated, whether such exemptions would have retroactive effect.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Table of Contents Prospectus 2
132

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND

Exempt-Interest Dividends. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “DIVIDENDS, DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Table of Contents Prospectus 2
133

OTHER INFORMATION

Commodity Pool Operator Exclusion and Regulation

The Advisor has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the GuideMarkSM and GuidePathSM Funds, other than the GuidePathSM Altegris® Diversified Alternatives Allocation Fund.  The Funds for which such exclusion has been claimed are referred to herein as the “Excluded Funds.”  The Advisor is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Excluded Funds.  The Excluded Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets.  In addition, the Advisor is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC.  The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

Each Excluded Fund’s investments in futures, commodity options or swaps will be limited in accordance with the terms of the exclusion upon which the Fund relies.

GuidePath SM Altegris® Diversified Alternatives Allocation Fund

The Advisor is registered as a commodity pool operator under the CEA and the rules of the CFTC and, with respect to the GuidePathSM Altegris® Diversified Alternatives Allocation Fund, is subject to regulation as a commodity pool operator under the CEA. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Advisor’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Advisor’s CFTC compliance obligations. As the Fund is operated subject to CFTC regulation, it may incur additional compliance and related expenses.  The CFTC has neither reviewed nor approved the Fund, its investment strategies or this prospectus.

INDEX DESCRIPTIONS

Each of the following indexes is unmanaged and cannot be invested in directly.  The indexes do not reflect any deductions for fees, expenses or taxes.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities.  All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Barclays Municipal Bond Index

The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Barclays Multiverse Index

The Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

Barclays U.S. TIPS Index

The Barclays U.S. TIPS Index includes all publicly-issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays Global Inflation Linked Bond Index

The Barclays Global Inflation Linked Bond Index includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency.

Table of Contents Prospectus 2
134

Bloomberg Commodity Index

The Bloomberg Commodity Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc.  Effective July 1, 2014, the Dow Jones-UBS Commodity Index changed its name to the Bloomberg Commodity Index.

BofA Merrill Lynch Global Broad Market Index

The BofA Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets.

Citigroup 3-Month Treasury Bill Index

The Citigroup 3-Month Treasury Bill Index tracks the performance of US Treasury Bills with a remaining maturity of three months.

Dow Jones Global Select Real Estate Securities (“RESI”) Index

The Dow Jones Global Select RESI Index represents equity real estate investment trusts and real estate operating companies traded globally.

Global Real Return Blended Index

The Global Real Return Blended Index is a weighted combination of 20% of the total return from the Bloomberg Commodity Index, 35% of the total return from the S&P Global Natural Resources Index, 15% of the total return from the Dow Jones Global Select RESI Index and 30% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/15/30 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Global Real Return Blended Index. Effective July 1, 2014, the Dow Jones-UBS Commodity Index changed its name to the Bloomberg Commodity Index.  Prior to July 31, 2014, the Global Real Return Blended Index was comprised of the Bloomberg Commodity Index, the S&P Global Natural Resources Index, the Dow Jones Global Select RESI Index, and the Barclays Global Inflation Linked Bond Index and was weighted on a 20/35/20/25 basis for each historical month.

HFRI Fund of Funds Composite Index

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

MSCI All Country World Index

The MSCI All Country World Index measures the equity market performance of developed and emerging markets.  As of the date of this Prospectus, the MSCI consisted of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Table of Contents Prospectus 2
135

MSCI All Country World ex-US Index

The MSCI All Country World ex US Index measures the equity market performance of developed and emerging markets excluding the United States.  As of the date of this Prospectus, the MSCI ACWI ex US consisted of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI World High Dividend Yield Index

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 developed market countries. The Index is designed to reflect the performance of equities (excluding REITs) with higher than average dividend yields that are both sustainable and persistent.

Multi-Asset Income Blended Index

The Multi-Asset Income Blended Index is a weighted combination of 60% of the total return from the MSCI World High Dividend Yield Index with 40% of the total return from the Barclays US Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.  As of May 31, 2014, the market capitalization of the companies in the Russell 1000® Index ranged from $2.2 billion to $545 billion.

Russell 1000® Growth Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000® Value Index

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2500TM Index

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000® Index

The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

S&P 500® Index

The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

Table of Contents Prospectus 2
136

S&P Global Natural Resources Index

The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities that meet specific investability requirements across three primary commodity-related sectors: agribusiness, energy, and metals and mining.

Tactical Constrained Blended Index

The Tactical Constrained Blended Index is a weighted combination of 75% of the total return from the MSCI All Country World Index with 25% of the total return from the BofA Merrill Lynch Global Broad Market Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Constrained Blended Benchmark Index.

Tactical Unconstrained Blended Index

The Tactical Unconstrained Blended Index is a weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Unconstrained Blended Benchmark Index.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the year ended March 31, 2014 has been audited by Cohen Fund Audit Services, Ltd., each Fund’s independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ most recent Annual Report which is available upon request.  The information for the years ended March 31, 2013, 2012, 2011 and 2010 was audited by another independent registered public accounting firm.

Institutional Shares of the GuideMarkSM Tax-Exempt Fixed Income Fund and the GuidePathSM Multi-Asset Income Asset Allocation Fund, had not commenced operations as of the date of this Prospectus, and financial highlights are not yet available for these Institutional Shares.  The financial highlights information is for the Service Shares of these Funds, which are offered in another prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, Service Shares are subject to a 12b-1 fee, an administrative service fee and shareholder servicing fees, while Institutional Shares are not.  Had Institutional Shares of the Funds been operational during the periods shown, the dividend distributions (if any) and investment performance would have been higher.

Table of Contents Prospectus 2
137

	Large Cap Growth Fund
	Institutional
	Year	Year	April 29, 20111
	Ended	Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.20	$10.68	$10.32

Income from investment operations:
Net investment income	0.09	0.08	0.01
Net realized and unrealized gains on investments	2.46	0.51	0.35
Total from investment operations	2.55	0.59	0.36

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	—
Total distributions	(0.08)	(0.07)	—

Net asset value, end of year	$13.67	$11.20	$10.68

Total return	22.81%	5.54%	3.49	%2

Supplemental data and ratios:
Net assets, end of year	$44,827,864	$44,994,114	$31,330,264

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.90%	0.92%	0.93	%3
After expense reimbursement (recapture) and securities lending credit	0.89%	0.89%	0.92	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.63%	0.81%	0.33	%3
After expense reimbursement (recapture) and securities lending credit	0.64%	0.84%	0.34	%3

Portfolio turnover rate	55.81%	60.92%	126.61%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents Prospectus 2
138

	Large Cap Value Fund
	Institutional
	Year	Year	April 29, 20111
	Ended	Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.43	$8.39	$8.54

Income from investment operations:
Net investment income	0.17	0.18	0.13
Net realized and unrealized gains (losses) on investments	2.31	1.03	(0.09)
Total from investment operations	2.48	1.21	0.04

Less distributions:
Dividends from net investment income	(0.18)	(0.17)	(0.19)
Total distributions	(0.18)	(0.17)	(0.19)

Net asset value, end of year	$11.73	$9.43	$8.39

Total return	26.38%	14.70%	0.70	%2

Supplemental data and ratios:
Net assets, end of year	$62,007,800	$60,452,681	$39,721,680

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.89%	0.92%	0.93	%3
After expense reimbursement (recapture) and securities lending credit	0.88%	0.91%	0.92	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.57%	1.89%	1.89	%3
After expense reimbursement (recapture) and securities lending credit	1.58%	1.90%	1.90	%3

Portfolio turnover rate	29.10%	27.02%	95.12%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents Prospectus 2
139

	Small/Mid Cap Core Fund
	Institutional
	Year	Year	April 29, 20111
	Ended	Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$13.51	$11.56	$11.99

Income from investment operations:
Net investment income	—	0.07	—
Net realized and unrealized gains (losses) on investments	3.27	1.99	(0.43)
Total from investment operations	3.27	2.06	(0.43)

Less distributions:
Dividends from net investment income	(0.01)	(0.11)	—
Total distributions	(0.01)	(0.11)	—

Net asset value, end of year	$16.77	$13.51	$11.56

Total return	24.19%	17.95%	-3.59	%2

Supplemental data and ratios:
Net assets, end of year	$44,695,002	$44,361,656	$30,106,471

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.05%	1.09%	1.22	%3
After expense reimbursement (recapture) and securities lending credit	1.02%	1.05%	1.09	%3

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.04%	0.61%	-0.10	%3
After expense reimbursement (recapture) and securities lending credit	-0.01%	0.65%	0.03	%3

Portfolio turnover rate	241.55%	143.14%	245.95%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents Prospectus 2
140

	World ex-US Fund
	Institutional
	Year	Year	April 29, 20111
	Ended	Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.06	$7.52	$8.75

Income from investment operations:
Net investment income	0.11	0.13	0.07
Net realized and unrealized gains (losses) on investments	0.86	0.48	(1.17)
Total from investment operations	0.97	0.61	(1.10)

Less distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.13)
Total distributions	(0.09)	(0.07)	(0.13)

Net asset value, end of year	$8.94	$8.06	$7.52

Total return	12.09%	8.09%	-12.34	%2

Supplemental data and ratios:
Net assets, end of year	$130,537,695	$85,157,441	$40,623,156

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.03%	1.09%	1.08	%3
After expense reimbursement (recapture) and securities lending credit	1.03%	1.09%	1.08	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.44%	1.44%	1.13	%3
After expense reimbursement (recapture) and securities lending credit	1.44%	1.44%	1.13	%3

Portfolio turnover rate	75.22%	75.34%	164.90%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents Prospectus 2
141

	Opportunistic Equity Fund
	Institutional
	Year	Year	April 29, 20111
	Ended	Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.34	$9.91	$10.21

Income from investment operations:
Net investment income	0.13	0.08	0.02
Net realized and unrealized gains (losses) on investments	2.79	1.42	(0.32)
Total from investment operations	2.92	1.50	(0.30)

Less distributions:
Dividends from net investment income	(0.12)	(0.07)	—
Dividends from net realized gains	(0.65)	—	—
Total distributions	(0.77)	(0.07)	—

Net asset value, end of year	$13.49	$11.34	$9.91

Total return	25.92%	15.22%	-2.94	%2

Supplemental data and ratios:
Net assets, end of year	$59,877,468	$67,574,510	$46,233,165

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.02%	1.06%	1.05	%3
After expense reimbursement (recapture) and securities lending credit	1.01%	1.05%	1.03	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.82%	0.86%	0.45	%3
After expense reimbursement (recapture) and securities lending credit	0.83%	0.87%	0.47	%3

Portfolio turnover rate	59.12%	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents Prospectus 2
142

	Global Real Return Fund
	Institutional

	Year	Year	April 29, 20111
	Ended	Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.39	$9.35	$10.31

Income from investment operations:
Net investment income	0.14	0.14	0.10
Net realized and unrealized gains (losses) on investments	(0.20)	0.02	(0.88)
Total from investment operations	(0.06)	0.16	(0.78)

Less distributions:
Dividends from net investment income	(0.11)	(0.12)	(0.17)
Return of capital	—	—	(0.01)
Total distributions	(0.11)	(0.12)	(0.18)

Net asset value, end of year	$9.22	$9.39	$9.35

Total return	-0.66%	1.73%	-7.48	%2

Supplemental data and ratios:
Net assets, end of year	$13,204,913	$11,681,383	$10,423,221

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.85%	0.88%	0.89	%3
After expense reimbursement (recapture) and securities lending credit	0.61%	0.80%	0.82	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.30%	1.22%	1.08	%3
After expense reimbursement (recapture) and securities lending credit	1.54%	1.30%	1.15	%3

Portfolio turnover rate	36.72%	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 2
143

	Core Fixed Income Fund
	Institutional
	Year	Year	April 29, 20111
	Ended	Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.86	$9.77	$9.48

Income from investment operations:
Net investment income	0.16	0.17	0.21
Net realized and unrealized gains on investments	(0.24)	0.23	0.31
Total from investment operations	(0.08)	0.40	0.52

Less distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.23)
Dividends from net realized gains	(0.03)	(0.10)	—
Return of capital	(0.18)	—	—
Total distributions	(0.41)	(0.31)	(0.23)

Net asset value, end of year	$9.37	$9.86	$9.77

Total return	-0.72%	4.12%	5.56	%2

Supplemental data and ratios:
Net assets, end of year	$88,702,582	$134,362,492	$31,999,581

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.70%	0.72%	0.70	%3
After expense reimbursement (recapture) and securities lending credit	0.70%	0.72%	0.69	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.68%	1.53%	2.14	%3
After expense reimbursement (recapture) and securities lending credit	1.68%	1.53%	2.15	%3

Portfolio turnover rate	112.86%	213.80%	427.36%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents Prospectus 2
144

	Tax-Exempt Fixed Income Fund
	Service
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2014	2013	2012	2011	2010
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$11.70	$11.47	$10.67	$10.94	$10.27

Income from investment operations:
Net investment income	0.34	0.33	0.37	0.36	0.36
Net realized and unrealized gains (losses) on investments	(0.52)	0.23	0.80	(0.26)	0.66
Total from investment operations	(0.18)	0.56	1.17	0.10	1.02

Less distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.37)	(0.37)	(0.35)
Total distributions	(0.34)	(0.33)	(0.37)	(0.37)	(0.35)

Net asset value, end of year	$11.18	$11.70	$11.47	$10.67	$10.94

Total return	-1.48%	4.93%	11.10%	0.89%	10.06%

Supplemental data and ratios:
Net assets, end of year	$63,429,577	$75,739,873	$81,408,890	$170,330,144	$195,328,951

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.38%	1.36%	1.31%	1.29%	1.30%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.90%	2.72%	3.16%	3.25%	3.30%
After expense reimbursement (recapture)	2.99%	2.79%	3.18%	3.25%	3.31%

Portfolio turnover rate	35.08%	30.36%	38.80%	38.01%	57.44%
Table of Contents Prospectus 2
145

	Opportunistic Fixed Income Fund
	Institutional
	Year	Year	April 29, 20111
	Ended	Ended	Through
	March 31, 2014	March 31, 2013	March 31, 2012
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.27	$9.70	$10.07

Income from investment operations:
Net investment income	0.34	0.42	0.35
Net realized and unrealized gains (losses) on investments	(0.37)	0.57	(0.34)
Total from investment operations	(0.03)	0.99	0.01

Less distributions:
Dividends from net investment income	(0.28)	(0.42)	(0.38)
Dividends from net realized gains	(0.02)	––	––
Total distributions	(0.30)	(0.42)	(0.38)

Net asset value, end of year	$9.94	$10.27	$9.70

Total return	-0.21%	10.33%	0.29	%2

Supplemental data and ratios:
Net assets, end of year	$65,181,311	$104,141,739	$38,403,168

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.01%	1.03%	1.13	%3
After expense reimbursement (recapture)	1.01%	1.05%	1.05	%3

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	4.10%	4.17%	4.20	%3
After expense reimbursement (recapture)	4.10%	4.15%	4.28	%3

Portfolio turnover rate	66.49%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.

Table of Contents Prospectus 2
146

	Strategic Asset Allocation Fund
	Institutional
	Year	September 13, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.25	$9.63

Income from investment operations:
Net investment income	(0.03)	0.11
Net realized and unrealized gains on investments	1.56	0.62
Total from investment operations	1.53	0.73

Less distributions:
Dividends from net investment income	(0.11)	(0.11)
Dividends from net realized gains	(0.22)	—
Return of capital	—	—
Total distributions	(0.33)	(0.11)

Net asset value, end of year	$11.45	$10.25

Total return	15.00%	7.68	%2

Supplemental data and ratios:
Net assets, end of year	$3,534,178	$884,658

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.40%	0.42	%3
After expense reimbursement (recapture) and securities lending credit	0.36%	0.40	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.42%	1.84	%3
After expense reimbursement (recapture) and securities lending credit	1.46%	1.86	%3

Portfolio turnover rate	30.35%	18.44%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 2
147

	Tactical ConstrainedSM Asset Allocation Fund
	Institutional
	Year	September 13, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.43	$9.98

Income from investment operations:
Net investment income	0.18	0.14
Net realized and unrealized gains on investments	0.98	0.48
Total from investment operations	1.16	0.62

Less distributions:
Dividends from net investment income	(0.14)	(0.14)
Dividends from net realized gains	(0.06)	(0.03)
Total distributions	(0.20)	(0.17)

Net asset value, end of year	$11.39	$10.43

Total return	11.13%	6.29	%2

Supplemental data and ratios:
Net assets, end of year	$2,680,327	$879,348

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.43%	0.43	%3
After expense reimbursement (recapture) and securities lending credit	0.38%	0.38	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.42%	2.10	%3
After expense reimbursement (recapture) and securities lending credit	1.47%	2.15	%3

Portfolio turnover rate	69.17%	67.22%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 2
148

	Tactical UnconstrainedSM Asset Allocation Fund
	Institutional
	Year	September 13, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.25	$9.75

Income from investment operations:
Net investment income	0.07	0.13
Net realized and unrealized gains on investments	0.75	0.55
Total from investment operations	0.82	0.68

Less distributions:
Dividends from net investment income	(0.09)	(0.14)
Dividends from net realized gains	(0.18)	(0.04)
Total distributions	(0.27)	(0.18)

Net asset value, end of year	$10.80	$10.25

Total return	8.01%	7.11	%2

Supplemental data and ratios:
Net assets, end of year	$1,496,066	$810,333

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.51%	0.52	%3
After expense reimbursement (recapture) and securities lending credit	0.46%	0.46	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.14%	1.89	%3
After expense reimbursement (recapture) and securities lending credit	1.19%	1.95	%3

Portfolio turnover rate	244.90%	195.89%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 2
149

	Absolute Return Asset Allocation Fund
	Institutional
	Year	September 13, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.16	$10.19

Income from investment operations:
Net investment income	0.41	0.18
Net realized and unrealized gains (losses) on investments	(0.31)	(0.02)
Total from investment operations	0.10	0.16

Less distributions:
Dividends from net investment income	(0.26)	(0.18)
Dividends from net realized gains	––	(0.01)
Total distributions	(0.26)	(0.19)

Net asset value, end of year	$10.00	$10.16

Total return	1.08%	1.53	%2

Supplemental data and ratios:
Net assets, end of year	$1,014,889	$569,773

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.51%	0.51	%3
After expense reimbursement (recapture) and securities lending credit	0.36%	0.47	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	2.24%	2.59	%3
After expense reimbursement (recapture) and securities lending credit	2.39%	2.63	%3

Portfolio turnover rate	134.44%	64.86%

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 2
150

	Multi-Asset Income Asset Allocation Fund
	Service
	Year	August 31, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.58	$10.00

Income from investment operations:
Net investment income	0.38	0.22
Net realized and unrealized gains (losses) on investments	0.21	0.53
Total from investment operations	0.59	0.75

Less distributions:
Dividends from net investment income	(0.40)	(0.17)
Dividends from net realized gains	(0.01)	—
Total distributions	(0.41)	(0.17)

Net asset value, end of year	$10.76	$10.58

Total return	5.63%	7.55	%2

Supplemental data and ratios:
Net assets, end of year	$115,477,776	$73,269,622

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	1.18%	1.33	%3
After expense reimbursement (recapture) and securities lending credit	0.88%	1.10	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	3.66%	3.66	%3
After expense reimbursement (recapture) and securities lending credit	3.96%	3.89	%3

Portfolio turnover rate	100.40%	21.35	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies and exchange-traded funds in which the Fund invests.

Table of Contents Prospectus 2
151

	Fixed Income Allocation Fund
	Institutional
	Year	September 13, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.00	$10.01

Income from investment operations:
Net investment income	0.19	0.13
Net realized and unrealized gains (losses) on investments	(0.27)	(0.04)
Total from investment operations	(0.08)	0.09

Less distributions:
Dividends from net investment income	(0.24)	(0.10)
Dividends from net realized gains	(0.03)	—	*
Total distributions	(0.27)	(0.10)

Net asset value, end of year	$9.65	$10.00

Total return	-0.83%	0.88	%2

Supplemental data and ratios:
Net assets, end of year	$960,185	$503,918

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture) and securities lending credit	0.41%	0.50	%3
After expense reimbursement (recapture) and securities lending credit	0.32%	0.43	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.98%	2.44	%3
After expense reimbursement (recapture) and securities lending credit	2.07%	2.51	%3

Portfolio turnover rate	67.82%	18.75	% 2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies and exchange-traded funds in which the Fund invests.
*	Amount represents less than $0.01 per share.

Table of Contents Prospectus 2
152

	Altegris® Diversified Alternatives Allocation Fund
	Institutional
	Year	September 13, 20121
	Ended	Through
	March 31, 2014	March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.01	$10.07

Income from investment operations:
Net investment income	0.28	0.05
Net realized and unrealized gains (losses) on investments	(0.11)	(0.07)
Total from investment operations	0.17	(0.02)

Less distributions:
Dividends from net investment income	(0.29)	(0.04)
Dividends from net realized gains	— *	—
Total distributions	(0.29)	(0.04)

Net asset value, end of year	$9.89	$10.01

Total return	1.76%	-0.19	%2

Supplemental data and ratios:
Net assets, end of year	$737,302	$514,104

Ratio of expenses to average net assets(4)
Before expense reimbursement (recapture), fees waived and securities lending credit	0.33%	0.30	%3
After expense reimbursement (recapture), fees waived and securities lending credit	0.18%	0.30	%3

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture), fees waived and securities lending credit	3.10%	0.84	%3
After expense reimbursement (recapture), fees waived and securities lending credit	3.25%	0.84	%3

Portfolio turnover rate	40.26%	16.16	%2

Portfolio Turnover is calculated for the Fund as a whole.
1	Commencement of operations.
2	Not annualized.
3	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies and exchange-traded funds in which the Fund invests.
*	Amount represents less than $0.01 per share.
Table of Contents Prospectus 2
153

Investment Advisor	AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520-2445

Legal Counsel	Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian (all Funds except Opportunistic Fixed Income Fund)	U.S. Bank N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Custodian (Opportunistic Fixed Income Fund)	The Bank of New York Mellon One Wall Street New York, NY 10286

Distributor
(expected to end on or before August 29, 2014)
Capital Brokerage Corporation
6620 West Broad Street, Building 2
Richmond, VA 23230

(expected to begin on or before August 29, 2014)
AssetMark Brokerage, LLC
1655 Grant Street, 10th Floor
Concord, CA 94520-2445

Table of Contents Prospectus 2
154

For AssetMark, Inc. and AssetMark Trust Company. Important Information. No action required.

We appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?

We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:

●	Name, address and other personal information

●	Income and assets

●	Accounts at other institutions

●	Social security, driver’s license or taxpayer identification number

What do we do with your personal data?

We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so to provide services to you. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:

●	Process transactions

●	Respond to your requests

●	Prevent fraud

●	Comply with regulatory requirements

●	Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data with any affiliates or outside companies for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them solely in connection with providing these services. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:

●	Your financial advisor or other authorized agent(s)

●	Your brokerage firm or custodian

●	State or Federal authorities

●	Other companies or service providers we use to provide services to you

Certain web browsers may have the ability to provide Do Not Track (DNT) signals to web sites. AssetMark does not respond to DNT signals.

How do we protect your personal data?

In order to protect your personal data, we maintain physical, electronic and procedural safeguards. We review these safeguards regularly in keeping with technological advancements. We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.

We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

Table of Contents Prospectus 2
PP-1

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (“SAIs”) dated July 31, 2014:
The SAIs of GPS Funds I and GPS Funds II provide more details about each Fund’s policies and management.  GPS Funds I’s and GPS Funds II’s SAIs are incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide (or will provide) additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  The annual report contains (or will contain) a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or a Prospectus of the Funds free of charge or to make inquiries or request additional information about the Funds, please contact us.

By Telephone:
(888) 278-5809

By Mail:
GPS Funds I / GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
    www.AssetMark.com

From the SEC:
You may review and obtain copies of GPS Funds I’s or GPS Funds II’s information (including the SAIs) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Prospectus
July 31, 2014

GPS Funds I – 1940 Act File No. 811-10267
GuideMarkSM Large Cap Growth Fund
GuideMarkSM Large Cap Value Fund
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM World ex-US Fund
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Core Fixed Income Fund
GuideMarkSM Tax-Exempt Fixed Income Fund

GPS Funds II – 1940 Act File No. 811-22486
GuideMarkSM Global Real Return Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund
GuidePathSM Multi-Asset Income Asset Allocation Fund
GuidePathSM Fixed Income Allocation Fund
GuidePathSM Altegris® Diversified Alternatives Allocation Fund

Table of Contents Prospectus 2

GPS FUNDS II

STATEMENT OF ADDITIONAL INFORMATION

July 31, 2014

GuideMarkSM Global Real Return Fund
Service Shares (Ticker: GMGLX)
Institutional Shares (Ticker: GIGLX)

GuideMarkSM Opportunistic Fixed Income Fund
Service Shares (Ticker: GMIFX)
Institutional Shares (Ticker: GIOFX)

GuidePathSM Strategic Asset Allocation Fund
Service Shares (Ticker: GPSTX )
Institutional Shares (Ticker: GISRX)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
Service Shares (Ticker: GPTCX)
Institutional Shares (Ticker: GITTX)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
Service Shares (Ticker: GPTUX)
Institutional Shares (Ticker: GITUX)

GuidePathSM Absolute Return Asset Allocation Fund
Service Shares (Ticker: GPARX)
Institutional Shares (Ticker: GIARX)

GuidePathSM Multi-Asset Income Asset Allocation Fund
Service Shares (Ticker: GPMIX)
Institutional Shares (Ticker: GIMTX)

GuidePathSM Fixed Income Allocation Fund
Service Shares (Ticker: GPIFX)
Institutional Shares (Ticker: GIXFX)

GuidePathSM Altegris® Diversified Alternatives Allocation Fund (formerly known as GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund)
Service Shares (Ticker: GPAMX)
Institutional Shares (Ticker: GIAMX)

This Statement of Additional Information (“SAI”) provides general information about each of the series (individually, a “Fund” and collectively, the “Funds”) of GPS Funds II.  This SAI is not a prospectus and should be read in conjunction with the Funds’ current Prospectus (the “Prospectus”) dated July 31, 2014, as supplemented and amended from time to time.  This SAI is incorporated by reference into the Prospectus.  To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

The Funds’ financial statements for the fiscal year ended March 31, 2014 are incorporated herein by reference to the Funds’ Annual Report dated March 31, 2014.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown below.

GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (888) 278-5809

Table of Contents - Statement of Additional Information
i

General Information about the Funds

GPS Funds II (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on October 20, 2010.  The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (each of which is a separate mutual fund, and is referred to as a “Fund” and, collectively, as the “Funds”) and separate classes of such series.  The Trust offers two classes of shares of each Fund:  Institutional Shares and Service Shares.  Shares of each class of a Fund participate equally in the earnings, dividends, and assets allocated to the particular share class of that Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.  Expenses attributable to any Fund are borne by that Fund.

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Shares of each series have equal voting rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights.  The Trust does not normally hold annual meetings of shareholders.

The GuideMarkSM Global Real Return Fund (the “Global Real Return Fund”), GuidePathSM Strategic Asset Allocation Fund (the “Strategic Asset Allocation Fund”), GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Tactical ConstrainedSM Asset Allocation Fund”), GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Tactical UnconstrainedSM Asset Allocation Fund”), GuidePathSM Absolute Return Asset Allocation Fund (the “Absolute Return Asset Allocation Fund”), GuidePathSM Multi-Asset Income Asset Allocation Fund (“Multi-Asset Income Asset Allocation Fund”), GuidePathSM Fixed Income Allocation Fund (the “Fixed Income Allocation Fund”) and GuidePathSM Altegris® Diversified Alternatives Allocation Fund (the “Altegris® Diversified Alternatives Allocation Fund”) invest primarily in registered mutual funds and exchange-traded funds (“ETFs”).  The funds in which each of these Funds may invest are referred to herein as the “Underlying Funds.”  By investing in these Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Prior to July 31, 2013, the Altegris® Diversified Alternatives Allocation Fund was known as GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund.

Description of the Funds

Each Fund has its own investment objectives and policies.  Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.  Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are non-fundamental.  AssetMark, Inc. serves as the investment advisor to the Funds (“AssetMark” or the “Advisor”).

Diversification of the Funds

All of the Funds, except for the GuideMarkSM Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”), are classified and operate as diversified funds under the 1940 Act.  The Opportunistic Fixed Income Fund is classified as non-diversified.  Under the 1940 Act, a diversified fund is a fund that meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.  A Fund may not change its diversification classification to become non-diversified without the approval of the holders of a majority of the Fund’s outstanding voting securities.  As used in this SAI, “a majority of a Fund’s outstanding voting securities” means the lesser of (1) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

Table of Contents - Statement of Additional Information
1

The Opportunistic Fixed Income Fund is classified as non-diversified under the 1940 Act.  This means that, pursuant to the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code, as amended (the “Code”), the Opportunistic Fixed Income Fund (like all of the Funds) intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Opportunistic Fixed Income Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, with respect to 50% of the Fund’s total assets, no investment can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer.  As a non-diversified investment company, the Opportunistic Fixed Income Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Investment Restrictions

Each of the Funds has adopted and is subject to the following fundamental investment restrictions.  These investment restrictions of the Funds may be changed only with the approval of the holders of a majority of a Fund’s outstanding voting securities.

The percentage limitations referred to in these restrictions apply only at the time of investment.  A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

Each Fund may not:

1.	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof, may permit;
2.
underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act;

3.
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

4.
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

5.
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a fund of funds will concentrate to approximately the same extent that its underlying funds index or indices concentrates in the stock of any particular industry or industries; and

6.
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

With respect to #5 above, the Funds do not consider investment companies to be an industry.

Table of Contents - Statement of Additional Information
2

Non-Fundamental Investment Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board without shareholder approval.

1.
Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or to the extent permitted by exemptive rules or exemptive relief under the 1940 Act, without regard to the 1940 Act’s percentage limits, or in connection with a merger, reorganization, consolidation or other similar transaction.

Management Approach
The Advisor is responsible for constructing and monitoring the portfolio strategy for each Fund.  Each invests in securities consistent with the Fund’s investment objective(s) and strategies.  The potential risks and returns of the Funds vary with the degree to which a Fund invests in a particular market segment and/or asset class.

The Advisor manages certain Funds using a “manager of managers” approach by selecting one or more sub-advisors to manage each Fund based upon the Advisor’s evaluation of a sub-advisor’s expertise and performance in managing the appropriate asset class.

Investment Policies and Associated Risks

The Funds and the Underlying Funds may invest in a variety of securities and employ a number of investment techniques, which involve risks.  This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds and the Underlying Funds.  In the following section, the types of investments described and their related risks apply to both the Funds and the Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying Funds.

Unless otherwise noted in the Prospectus or this SAI or subject to a limitation under the 1940 Act and its related regulations, the investments listed below are not subject to a specific percentage limitation so long as they are made in a manner consistent with a Fund’s principal investment strategies.

Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks.

Debt securities purchased by each Fund, other than the Opportunistic Fixed Income Fund, Multi-Asset Income Asset Allocation Fund, Fixed Income Allocation Fund and Altegris® Diversified Alternatives Allocation Fund will typically consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and typically repay principal.

Table of Contents - Statement of Additional Information
3

The Funds consider investment grade securities to be those rated BBB- or higher by Standard and Poor’s® Financial Services LLC, a subsidiary of the McGraw-Hill Companies, Inc. (“S&P®”), or Baa or higher by Moody’s Investors Service©, Inc.  (“Moody’s”), or an equivalent rating by Fitch, Inc.© (“Fitch”),  or determined to be of comparable quality by the Advisor or a Fund’s sub-advisor if the security is unrated.  Bonds in the lowest investment grade category (BBB- by S&P® or Baa3 by Moody’s) have speculative characteristics, and changes in the economy or other circumstances are more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.

The Opportunistic Fixed Income Fund, Multi-Asset Income Asset Allocation Fund, Fixed Income Allocation Fund and Altegris® Multi Strategy Alternative Allocation Fund may also invest in high-yield debt securities or “junk bonds,” which are securities rated BB+ or below by S&P® or Ba or below by Moody’s (“lower-rated securities”).  Lower-rated securities are considered to be of poor standing and predominantly speculative and are subject to a substantial degree of credit risk.  Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.  Also, lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.  The risks posed by securities issued under such circumstances are substantial.

The higher yields from lower-rated securities may compensate for the higher default rates on such securities.  However, there can be no assurance that higher yields will offset default rates on lower-rated securities in the future.  Issuers of these securities are often highly leveraged, so their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay their debt at maturity by refinancing.  The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.  Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower-rated securities will be influenced not only by changing interest rates, but also by the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates.

Especially during times of deteriorating economic conditions, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced.  Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment grade debt securities.  There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors.  In periods of reduced market liquidity, lower-rated securities’ prices may become more volatile and a Fund’s ability to dispose of particular issues when necessary to meet that Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.

The ratings of S&P®, Moody’s and other nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of those rating agencies as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations in connection with its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Table of Contents - Statement of Additional Information
4

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Advisor or respective sub-advisor will consider such an event in determining whether the Fund involved should continue to hold the security.  For a more detailed description of the ratings of debt securities, see Appendix A to this SAI.

Collateralized Debt Obligations

Collateralized debt obligations and similarly structured securities, sometimes known generally as CDOs, are interests in a trust or other special purpose entity (SPE) and are typically backed by a diversified pool of bonds, loans or other debt obligations. CDOs are not limited to investments in one type of debt and, accordingly, a CDO may be collateralized by corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, REITS, commercial mortgage-backed securities, emerging market debt, and municipal bonds. Certain CDOs may use derivatives contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments. For more information about the risks of derivatives, see “Derivatives” below.

Common varieties of CDOs include the following:

Collateralized loan obligations. Collateralized loan obligations (CLOs) are interests in a trust typically collateralized substantially by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans made to domestic and foreign borrowers, including loans that may be rated below investment grade or equivalent unrated loans.

Collateralized bond obligations. Collateralized bond obligations (CBOs) are interests in a trust typically backed substantially by a diversified pool of high risk, below investment grade fixed income securities.

Structured finance CDOs. Structured finance CDOs are interests in a trust typically backed substantially by structured investment products such as asset-backed securities and commercial mortgage-backed securities.

Synthetic CDOs. In contrast to CDOs that directly own the underlying debt obligations, referred to as cash CDOs, synthetic CDOs are typically collateralized substantially by derivatives contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments. For more information about the risks of derivatives, see “Derivatives” below.

CDOs are similar in structure to collateralized mortgage obligations, described elsewhere in this SAI. Unless the context indicates otherwise, the discussion of CDOs below also applies to CLOs, CBOs and other similarly structured securities.

In CDOs, the cash flows from the SPE are split into two or more portions, called tranches (or classes), that vary in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from defaults on the bonds or loans in the SPE and is intended to protect the other, more senior tranches from severe, and potentially unforeseen, defaults or delinquent collateral payments (though such protection is not complete). Because they may be partially protected from defaults, senior tranches from a CDO typically have higher ratings and lower yields than the underlying collateral securities held by the trust, and may be rated investment grade. Despite protection from the equity tranche, more senior tranches can experience, and may have experienced in the past, substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, downgrades of the underlying collateral by rating agencies, forced liquidation of a collateral pool due to a failure of coverage tests, disappearance of protecting tranches, market anticipation of defaults, as well as a market aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of collateral held by the SPE and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE trust), especially during a period of market volatility like that experienced in 2007-2008. Normally, CDOs are privately offered and sold, and thus, are not registered under the securities laws and traded in a public market. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs allowing the Fund to trade CDOs with other qualified institutional investors under Rule 144A. To the extent such investments are characterized as illiquid, they will be subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in unregistered securities such as CDOs will not receive the same investor protection as an investment in registered securities.

Table of Contents - Statement of Additional Information
5

All tranches of CDOs, including senior tranches with high credit ratings, can experience, and many have recently experienced, substantial losses due to actual defaults, increased sensitivity to future defaults due to the disappearance of protecting tranches, market anticipation of defaults, as well as market aversion to CDO securities as a class. In the past, prices of CDO tranches have declined considerably. The drop in prices was initially triggered by the subprime mortgage crisis. Subprime mortgages make up a significant portion of the mortgage securities that collateralize many CDOs. As floating interest rates and mortgage default rates increased, the rating agencies that had rated the mortgage securities and CDO transactions backed by such mortgages realized their default assumptions were too low and began to downgrade the credit rating of these transactions. There can be no assurance that additional losses of equal or greater magnitude will not occur in the future.

In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.

Certain issuers of CDOs may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in these structured investments from these issuers may be limited by the restrictions contained in the 1940 Act. CDOs generally charge management fees and administrative expenses that the shareholders of the Fund would pay indirectly.

Bank Loans, Loan Participations and Assignments

The Funds may invest in bank loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers. Senior loans typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. These loans may not be rated investment grade by the rating agencies. Although secured loans are secured by collateral of the borrower, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial portion of its value prior to a default. Some senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans, including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower.

Each Fund’s investments in loans are subject to credit risk. Indebtedness of borrowers whose creditworthiness is poor involves substantial risks, and may be highly speculative. The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less public information available about them.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually (but often not limited to) banks. Each Fund may participate in the primary syndicate for a loan and may purchase loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Each Fund also may acquire a participation interest in another lender’s portion of the loan. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. When investing in a loan participation, a Fund typically will have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Table of Contents - Statement of Additional Information
6

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is possible that a Fund could be held liable as a co-lender. Loans and other debt instruments that are not in the form of securities may offer less legal protection to the Fund in certain circumstances.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the Fund has direct recourse against the borrower, under the terms of the loan or other indebtedness the Fund may have to rely on the agent to pursue appropriate credit remedies against a borrower.

In addition to investing in senior secured loans, a Fund may invest in other loans, such as second lien loans and other secured loans, as well as unsecured loans. Second lien loans and other secured loans are subject to the same risks associated with investment in senior loans and lower-rated debt securities. However, such loans may rank lower in right of payment than senior secured loans, and are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Second lien loans and other secured loans are expected to have greater price volatility than more senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in lower-ranking loans, which would create greater credit risk exposure. Each of these risks may be increased in the case of unsecured loans, which are not backed by a security interest in any specific collateral.

Funding Agreements

The Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as the London Interbank Offered Rate (“LIBOR”)). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments described elsewhere in this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with debt instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.

Borrowings

Each Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities, to the extent permitted by the 1940 Act.  Such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest.  A Fund may borrow for such purposes an amount equal to 33 1/3% of the value of its total assets.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Leveraging, by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the investments purchased with borrowed funds.

Table of Contents - Statement of Additional Information
7

Securities Lending

To generate additional income or to earn credits that offset expenses, each Fund may lend its portfolio securities to unaffiliated broker/dealers, financial institutions or other institutional investors pursuant to agreements requiring that the loans be secured continuously by collateral, marked-to-market daily and maintained in an amount at least equal in value to the current market value of the securities loaned.  The aggregate market value of securities lent by a Fund will not at any time exceed 33 1/3% of the total assets of the Fund.  All relevant facts and circumstances, including the creditworthiness of the broker-dealer or institution, will be considered in making decisions with respect to the lending of securities subject to review by the Board.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be invested in cash or high quality, short-term debt obligations, such as securities of the U.S. government, its agencies or instrumentalities, irrevocable letters of credit issued by a bank that meets the investment standards stated below under “Temporary Investments,” bank guarantees or money market mutual funds or any combination thereof.

Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.  There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  The Advisor, sub-advisors and/or third-party pricing services will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act under procedures adopted by the Board.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board.

Private Placements

Each Fund may invest in securities that are purchased in private placements, which are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when the Advisor or respective sub-advisor believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund’s net asset value.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities” that cannot be sold to the public without registration under the Securities Act, the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act) or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell the illiquid securities promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available for these securities. The judgment of the Advisor or sub-advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Table of Contents - Statement of Additional Information
8

Generally, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and when other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an underwriter for purposes of the 1933 Act when selling restricted securities to the public. As such, a Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Underlying Pools

Certain Underlying Funds in which the Altegris® Diversified Alternatives Allocation Fund invests may invest a portion of their assets directly, or through wholly-owned and controlled Cayman islands subsidiaries, in securities of limited partnerships, corporations, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles (collectively, “Underlying Pools”).  Many of these Underlying Pools invest in commodities.

The Underlying Pools use a form of leverage often referred to as “notional funding,” meaning that the nominal trading level for an Underlying Pools will exceed the cash deposited in its trading accounts.  The difference between the amount of cash deposited in the Underlying Pool’s trading account and the nominal trading level of the account is referred to as notional funding.  The use of notional funding (i.e., leverage) will increase the volatility of the Underlying Pools and may make the Underlying Pools subject to more frequent margin calls.  Being forced to raise cash at inopportune times to meet margin calls may prevent the Underlying Pool manager from making investments it considers optimal.  In no circumstance will the assets of the Altegris® Diversified Alternatives Allocation Fund, an Underlying Fund or its wholly-owned subsidiary (discussed below) be available to meet the margin requirements of an Underlying Pool.  Underlying Pools are typically offered privately and no public market for such securities will exist.  However, shares of the Underlying Pools are redeemable at intervals of one week or less.

Master Limited Partnerships (“MLPs”)

Certain Underlying Funds in which the Altegris® Diversified Alternatives Allocation Fund invests may invest a portion of their assets in MLPs.  An MLP is a limited partnership, the interests of which are publicly traded on an exchange or in the over-the-counter (“OTC”) market.  Many MLPs operate pipelines that transport commodities such as crude oil, natural gas and petroleum.  The income of such MLPs correlates to the volume of the commodities transported, not their price.

Although investors in an MLP  normally would not be liable for debts of the MLP beyond the amount of their investment, they may not be shielded from liability to the same extent as shareholders of a corporation.

Interests in an MLP may be less liquid investments than other publicly traded securities and involve additional risks related to: limited control and voting rights, potential conflicts of interest between the MLP and the MLP’s general partner, dilution of the Fund’s interest in the MLP and the general partner’s right to require the Fund to sell its interest in the MLP at an undesirable time or price.  An investment in an MLP is also subject to interest rate risk, commodity risk and regulatory risk.

An investment in an MLP is also subject to tax risk.  MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level.  A change in current tax law or the underlying business mix of an MLP could result in the MLP being treated as a corporation for U.S. federal income tax purposes, in which case the MLP would be required to pay U.S. federal income tax on its taxable income.  Taxation of an MLP in which a Fund invests would result in a reduction of the value of the Fund’s investment in the MLP and, consequently, your investment in the Fund.  Additionally, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a RIC.  Income derived by a Fund from a partnership that is not a qualified publicly traded partnership as defined in the Code will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

Table of Contents - Statement of Additional Information
9

Wholly-Owned Subsidiary

Certain Underlying Funds in which the Altegris® Diversified Alternatives Allocation Fund invests may gain exposure to certain strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Code by investing up to 25% of its assets through a wholly-owned and controlled subsidiary (“Subsidiary”).

A Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”) and will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and each Subsidiary are organized, respectively, could affect the inability of the Fund and/or Subsidiary to operate as described herein and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.  Furthermore, because the Subsidiary is a controlled foreign corporation, any income received from its investments in underlying pooled investment vehicles may be taxed to an Altegris Fund at less favorable rates than capital gains.  Additionally, the IRS has issued a number of private letter rulings to mutual funds, which indicate that income from a fund’s investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income.  It is not anticipated that all of the Underlying Funds in which the Fund may invest will have received such a private letter ruling.  However, the IRS has suspended issuance of any further private letter rulings pending a review of its position.  Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years.

Foreign Securities

Each Fund’s investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions.

The Funds may invest in foreign securities directly, or through depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Investments in these types of securities, as well as securities of foreign issuers, involve certain risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. The economies of foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Actions by these governments could include imposing restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of the countries’ trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund.  Such changes will also affect a Fund’s investments in depositary receipts.

Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and the amount that may ultimately be available for distribution to the Fund’s shareholders.  See the section entitled “Taxes” below.

Table of Contents - Statement of Additional Information
10

Emerging Market Countries

The Funds may invest in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or any country included in an “emerging markets” index.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious currency exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  As such, government actions in the future could have a significant effect on economic conditions in developing countries.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Municipal Securities

The Funds may invest in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They may also be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by, or on behalf of, public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of the bond’s principal and interest.  Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.  The Funds may invest in, but such investments are not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation.

A Fund is not required to sell a Municipal Security if the security’s rating is reduced below the required minimum subsequent to the Fund’s purchase of the security.  If ratings made by Moody’s, S&P®, or Fitch change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund’s Prospectus.

Table of Contents - Statement of Additional Information
11

Participation Interests

The financial institutions from which a Fund may purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee.  These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the Municipal Securities over the negotiated yield at which the participation interests were purchased by the Fund.  By purchasing participation interests, the Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, the Advisor or sub-advisor will consider the following quality factors: a high-quality underlying Municipal Security (of which the Fund takes possession); a high-quality issuer of the participation interest; or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Participatory Notes (“participation notes”)

Each Fund may invest in participation notes.  Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies.  Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.

Municipal Leases

A Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity.  The lease payments and other rights under the lease provide for and secure payments on the certificates.  Municipal charters or the nature of the appropriation for the lease may limit lease obligations.  In particular, lease obligations may be subject to periodic appropriation.  If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments.  Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default.  The participants would only be able to enforce lease payments as they became due.  In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Because municipal leases may be considered illiquid, the Advisor or sub-advisor must carefully examine the liquidity of the lease before investing.  The Advisor or sub-advisor typically considers: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property if the lease was terminated; the lessee’s general credit strength; the possibility that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations; and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Credit Enhancement

Some of the investments of the Funds may be credit enhanced by a guaranty, letter of credit or insurance.  Any bankruptcy, receivership, default or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to a Fund and affect the prices of shares issued by the Fund.  The Funds each may invest in securities that are credit-enhanced by banks, and thus the value of those credit enhancements will be affected by developments affecting the economic health and viability of banks.  The Funds each typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement, rather than the financial condition and/or rating of the issuer.

Table of Contents - Statement of Additional Information
12

Variable Rate or Floating Rate Municipal Securities

The Funds each may purchase Municipal Securities with variable or floating interest rates.  Variable or floating interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (i.e., every 30 days) and floating interest rates are adjusted whenever a benchmark rate changes.  Many variable or floating rate Municipal Securities are subject to payment of principal on demand by a Fund, usually in not more than seven days.  If a variable or floating rate Municipal Security does not have this demand feature, or the demand feature extends beyond seven days, and the Advisor or sub-advisor believes the security cannot be sold within seven days, the Advisor or sub-advisor may consider the security to be illiquid.  As such, a Fund’s investment limitation that it will not invest more than 15% of its net assets in illiquid securities may be implicated.  All variable or floating rate Municipal Securities will meet the respective Fund’s quality standards.

Variable and floating interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed income obligations.  Many Municipal Securities with variable or floating interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the demand of each Fund.  The terms of these variable or floating rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Auction Rate Securities

The Funds each may invest in auction rate Municipal Securities.  Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals.  The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield.  The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.  While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Industrial Development Bonds

The Funds may each invest in industrial development bonds, a type of Municipal Security.  Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities.  Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the privately or publicly owned entities to locate within their communities.  Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds.  The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities.  These bonds will be considered Municipal Securities eligible for purchase by a Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Trust and/or the Advisor, is exempt from federal income tax.  Each Fund may invest in industrial development bonds (including pollution control revenue bonds) so long as they are not from the same facility or similar types of facilities or projects.

Municipal Securities Risks

Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Table of Contents - Statement of Additional Information
13

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objectives also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund’s portfolio.  Investing in Municipal Securities that meet the Fund’s quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Municipal Bond Insurance

Certain Municipal Securities may be covered by insurance.  The insurance guarantees the timely payment of principal at maturity and interest on such securities.  These insured Municipal Securities are either covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (“Issuer-Obtained Insurance”), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the “Policies”).

A Fund will require or obtain municipal bond insurance when purchasing Municipal Securities that would not otherwise meet the Fund’s quality standards.  The Fund may also require or obtain municipal bond insurance when purchasing or holding specific Municipal Securities if, in the opinion of the Advisor, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities.  The Advisor anticipates that each Fund may have investments in insured Municipal Securities.

Issuer-Obtained Insurance Policies are non-cancelable and continue in force as long as the Municipal Securities are outstanding and their respective insurers remain in business.  If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

A Fund may purchase two types of Policies issued by municipal bond insurers.  One type of Policy covers certain Municipal Securities only during the period in which they are in a Fund’s portfolio.  In the event that a Municipal Security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal that are then due and owing at the time of sale.  The other type of Policy covers Municipal Securities not only while they remain in the Fund’s portfolio, but also until their final maturity, even if they are sold out of the Fund’s portfolio.  This type of Policy allows the securities to have coverage that benefits all subsequent holders of those Municipal Securities.  A Fund will obtain insurance covering Municipal Securities until final maturity even after they are sold out of the Fund’s portfolio only if, in the judgment of the Advisor or sub-advisor, the Fund would receive net proceeds from the sale of those securities.  Net proceeds are calculated after deducting the cost of the permanent insurance and related fees.  Also, the proceeds received must be significantly more than the proceeds the Fund would have received if the Municipal Securities were sold without insurance.  Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The Fund may purchase Policies from any municipal bond insurer that is rated in the highest rating category by a NRSRO.  Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid claims.  The claims must be equal to the payment of principal and interest on those Municipal Securities the Policy insures.  The Policies will have the same general characteristics and features.  A Municipal Security will be eligible for coverage if it meets certain requirements set forth in a Policy.  In the event interest or principal on an insured Municipal Security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.  The insurance feature is intended to reduce financial risk, but the cost of the insurance and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

Table of Contents - Statement of Additional Information
14

Zero-Coupon, Delayed Interest and Capital Appreciation Securities

A Fund may invest in zero-coupon, delayed interest, pay-in-kind (“PIK”) and capital appreciation securities, which are securities that make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer’s perceived credit quality.  The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches.  If the issuer defaults, the Fund may not receive any return on its investment.  Because such securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon, delayed interest and capital appreciation securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.  To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash.  Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow.  PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest).  The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Structured Notes

Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference investment; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In connection with its investments in structured notes, a Fund will maintain Segregated Assets in accordance with pertinent SEC guidelines to cover its obligations with respect to such instruments.

Derivatives

Each Fund may use derivatives. A derivative is a financial instrument which has a value that is based on (“derived from”) the value of one or more other assets, such as securities, interest rates, currencies, commodities or related indices. Derivatives used by the Funds may include forwards, options, futures, options on futures, swaps and options on swaps (see additional disclosure below).

Foreign Currency Transactions

Although the Funds value their assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis.  A Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank at which a Fund maintains such an account becomes insolvent, the Fund could suffer a loss of some or all of the amounts deposited.  A Fund may convert foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.

Table of Contents - Statement of Additional Information
15

The Funds may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  At the maturity of a forward currency contract, a Fund may either exchange the reference asset and fixed price specified in the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Closing transactions with respect to forward currency contracts are usually effected with the counterparty to the original contract.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price.  In addition, in the event of bankruptcy or insolvency of a counterparty, a Fund may be unable to close out a forward currency contract.

The Funds may enter into forward currency contracts that do not provide for physical settlement of the reference asset but instead are settled by a single cash payment (“non-deliverable forwards”).  Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the SEC, non-deliverable forwards are considered swaps.  Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities.  For more information, see “Swaps and Options on Swaps,” Risks of Swaps” and “Risks of Potential Regulation of Swaps and Other Derivatives” below.

The Funds may also enter into currency futures contracts.  A currency futures contract is a standard binding agreement to buy or sell a specified quantity of a foreign currency at a specified price at a specified later date.  Currency futures contracts are bought and sold on U.S. and non-U.S. exchanges and must be executed through a futures commission merchant (“FCM”).  Certain futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants.  For more information about futures contracts generally, see “Futures Contracts and Options on Futures Contracts” and “Risks Associated with Futures Contracts” below.

Certain transactions involving forward currency contracts or currency futures contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract or currency futures contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract or currency futures contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts or currency futures contracts on another foreign currency or a basket of currencies, the value of which the Advisor or the respective sub-advisor believes will have a positive correlation to the values of the currency being hedged.  In addition, each Fund may use forward currency contracts or currency futures contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owns securities denominated in a foreign currency and the Advisor or sub-advisor believes that currency will decline relative to another currency, it might enter into a forward or futures contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currencies involved, the length of the contract period and the market conditions then prevailing.  The successful use of forward currency contracts and currency futures contracts will usually depend on the investment manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that a Fund is not obligated to actively engage in hedging or other currency transactions. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Table of Contents - Statement of Additional Information
16

Forward currency contracts and currency futures contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward or futures contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

To the extent required under the 1940 Act or SEC interpretations thereof, when a Fund enters into forward currency contracts or currency futures, the Advisor or sub-advisor will determine that Fund holdings it believes to be liquid exist in sufficient quantity to at least equal the amounts required for segregation in accordance with pertinent positions of the SEC. (Any such assets and securities identified as segregated on a Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”).

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions.

All of the Funds may invest in options that are listed on exchanges or traded over the counter.  Certain OTC options may be illiquid.  Thus, it may not be possible to close such options positions at the time or price desired, which may have an adverse impact on a Fund’s investments in such options.  OTC options are generally considered illiquid by the SEC.  Accordingly, a Fund will only invest in such options to the extent consistent with its limit on investments in illiquid securities.

Call Options

A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of an investment at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the investment to the holder of the call option at the exercise price during the exercise period.  The Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the investment, the relationship of the exercise price to the market price of the investment, the relationship of the exercise price to the volatility of the investment, the length of the option period and supply and demand factors.  The premium is the market value of an option.

Purchasing Call Options

The Funds may purchase call options.  As a holder of a call option, a Fund has the right, but not the obligation, to purchase an investment at the exercise price during the exercise period.  Instead of exercising the option and purchasing the investment, a Fund may choose to allow the option to expire or enter into a “closing sale transaction” with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less than the premium paid by the Fund.  A Fund may purchase call options on investments that it intends to buy in order to limit the risk of a substantial change in the market price of the investment.  A Fund may also purchase call options on investments held in its portfolio and on which it has written call options.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result being that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying investments acquired through the exercise of such options.  Further, unless the price of the underlying investment changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Table of Contents - Statement of Additional Information
17

Writing Call Options

The Funds may write call options.  As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

A Fund will generally only write “covered call options”; however, a Fund may write a call option that is not “covered” if the Fund maintains Segregated Assets in accordance with pertinent SEC guidelines.  A call option is “covered” when the Fund either holds the security that is the subject of the option or possesses the option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security.  The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a call option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both.  If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the writer of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Funds may both purchase and write put options.

Purchasing Put Options

As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

Table of Contents - Statement of Additional Information
18

A Fund may purchase put options on it portfolio securities for defensive purposes (“protective puts”).  A Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio.  A Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options

As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a put option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when the Advisor or the Fund’s sub-advisor wants to buy the underlying security for the Fund’s portfolio at a price lower than the current market price of the security.  To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay.  Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Table of Contents - Statement of Additional Information
19

Options on Foreign Currencies

The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized, as described in the Prospectus. In addition, options on foreign currencies may be used to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require a Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Over-The-Counter (“OTC”) Options

The Funds may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options.  OTC options differ from exchange traded options in certain material respects.  OTC options are arranged directly with dealers and not with a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done based on information from market makers.  OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.  There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis.  When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option.  A Fund will treat OTC options and “cover” assets as illiquid securities for the purposes of the Fund’s limitation on investments in illiquid securities.

Interest Rate Caps, Floors and Collars

The Funds may purchase and write interest rate caps, floors and collars, which are OTC options.  The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Table of Contents - Statement of Additional Information
20

Options on Indices

The Funds may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.  Accordingly, successful use by a Fund of options on indices is subject to the Advisor’s or sub-advisor’s ability to predict correctly the direction of movements in the market generally or in a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted.  If a trading halt occurred, a Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed.  If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing.  If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Index Warrants

The Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, a Fund would lose the amount of the purchase price it paid for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on indices.

Table of Contents - Statement of Additional Information
21

Futures Contracts and Options on Futures Contracts

The Funds may purchase and sell futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices, debt obligations and other financial instruments and indices.  A futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security, currency or commodity, at a specified price at a specified later date.  For more information about the use of currency futures contracts, see “Foreign Currency Transactions” above.

In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery of the reference asset. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract.  This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying asset.  Although some futures contracts by their terms require the actual delivery or acquisition of the underlying asset, some (e.g., stock index futures) require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges.  Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through an FCM, which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default.  Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants.  Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM.  Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the futures contract.  The account is marked-to-market daily.  When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount.  If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund.  If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

The Funds may also purchase and write call and put options on futures contracts in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments. Options on futures contracts trade on the same contract markets as the underlying futures contracts. When the Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option.  In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position.  In addition, the seller will be required to post and maintain initial and variation margin with the FCM.  One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.  For more general information about the mechanics of purchasing and writing options, see “Options” above.

To the extent a Fund enters into a futures contract, it will maintain Segregated Assets in accordance with pertinent SEC positions.

Table of Contents - Statement of Additional Information
22

Risks Associated With Futures Contracts

When used for hedging, purchases and sales of futures contracts may not completely offset a decline or rise in the value of a Fund’s investments during certain market conditions.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund’s investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

Successful use of futures contracts depends upon the Advisor’s or sub-advisor’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Advisor’s or sub-advisor’s judgment in this respect will be correct.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The CFTC and the various exchanges have established limits, referred to as “speculative position limits,” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  The regulation of futures contracts, as well as other derivatives, is a rapidly changing area of law.  For more information, see “Risks of Potential Regulation of Swaps and Other Derivatives” below.

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act (“CEA”), the CFTC’s regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange.  In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on U.S. futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Table of Contents - Statement of Additional Information
23

Swaps and Options on Swaps

The Funds may enter into swaps, including interest rate, mortgage, credit default, currency, total return and inflation index swaps, for hedging purposes or to seek to increase total return.  Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years.  In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of a specified credit event. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component.

An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate.  Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.  The value of an inflation index swap is expected to change in response to changes in the rate of inflation.  If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value.  Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions.”  A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are may be used by a Fund to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used by a Fund to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. See the section “Foreign Securities” above. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.

Table of Contents - Statement of Additional Information
24

A great deal of flexibility is possible in the way swap transactions are structured. However, generally a Fund will enter into interest rate, total return and mortgage swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund’s potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets, the Fund and the Advisor believe that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap).  In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including, any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund.

As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments, which have imposed comprehensive new regulatory requirements on swaps and swap market participants, certain standardized swaps are subject to mandatory central clearing and trade execution requirements. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. A Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty. Mandatory exchange-trading and clearing of swaps will occur on a phased-in basis based on the type of market participant, mandating certain types of swaps for central clearing and public trading facilities making such cleared swaps available to trade.  To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional risks not involved with uncleared swaps. For more information, see “Risks of Swaps” and “Risks of Potential Regulation of Swaps and Other Derivatives” below.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Risks of Swaps

As is the case with most investments, swaps are subject to market risk, and there can be no guarantee that the Advisor will correctly forecast the future movements of interest rates, indices or other economic factors. The use of swaps requires an understanding of investment techniques, risk analysis and tax treatment different than those of the Fund’s underlying portfolio investments. Swaps may be subject to liquidity risk, when a particular contract is difficult to purchase or sell at the most advantageous time. However, in recent years the swaps market has become increasingly liquid, and central clearing and the trading of cleared swaps on public facilities are intended to further increase liquidity. Nevertheless, certain swaps may be subject to the Fund’s limitations on illiquid securities.

Table of Contents - Statement of Additional Information
25

Swaps are also subject to pricing risk which can result in significant fluctuations in value relative to historical prices. Significant fluctuations in value may mean that it is not possible to initiate or liquidate a swap position in time to avoid a loss or take advantage of a specific market opportunity.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Funds are subject to counterparty risk (i.e., the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. While the Funds use only counterparties that meet the credit quality standards established by their sub-advisors, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.  If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Transactions executed on a swap execution facility may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Funds are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Contracts for Differences

The Funds may enter into contracts for differences. Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. A Fund may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. A Fund may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

Table of Contents - Statement of Additional Information
26

Hybrid Instruments

A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of a currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Synthetic Securities

Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities that approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security that approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

Loan Based Derivatives

The Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks, such as those discussed below, that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.

Table of Contents - Statement of Additional Information
27

Risks of Potential Regulation of Swaps and Other Derivatives.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment objective. The investment manager will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swaps. New requirements, even if not directly applicable to the Fund, may increase the cost of a Fund’s investments and cost of doing business.

Commodity Pool Operator Exclusions and Regulation

The Advisor has claimed an exclusion from the definition of commodity pool operator under the CEA and the rules of the CFTC with respect to the Funds, other than the Altegris ® Diversified Alternatives Allocation Fund.  The Funds for which such exclusion has been claimed are referred to herein as the “Excluded Funds.”  The Advisor is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Excluded Funds.  The Excluded Funds are not intended as vehicles for trading in the futures, commodity options or swaps markets.  In addition, the Advisor is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC.

The terms of the commodity pool operator exclusion require the Excluded Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described above. Because the Advisor and the Excluded Funds intend to comply with the terms of the commodity pool operator exclusion, one or more of the Excluded Funds may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Excluded Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Excluded Funds, their investment strategies or Prospectus, or this SAI.

Generally, the exclusion from commodity pool operator regulation on which the Advisor relies requires each Excluded Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Excluded Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Excluded Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Excluded Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Excluded Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Excluded Fund may not market itself as a commodity pool or otherwise as a vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Excluded Fund can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a commodity pool operator, and the Advisor would be subject to registration and regulation as a commodity pool operator with respect to that Fund. In that case, the Advisor and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

Table of Contents - Statement of Additional Information
28

The Advisor is registered as a commodity pool operator under the CEA and the rules of the CFTC and, with respect to the Altegris ® Diversified Alternatives Allocation Fund, is subject to regulation as a commodity pool operator under the CEA. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Advisor’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Advisor’s CFTC compliance obligations. As the Fund is operated subject to CFTC regulation, it may incur additional compliance and related expenses.  The CFTC has neither reviewed nor approved the Fund, its investment strategies or Prospectus, or this SAI.

Commodities and Commodity-Linked Instruments.

Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Underlying Funds may invest in commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investment is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.
When-Issued Purchases, Delayed Delivery and Forward Commitments

Each Fund may purchase or sell particular securities with payment and delivery taking place at a later date.  When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, it will maintain Segregated Assets in accordance with pertinent SEC positions in an amount equal to the amount of the commitment.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the delivery of the securities takes place.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date.  In these cases, a Fund may realize a capital gain or loss.

When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or failing to receive a cumulative profit on the trade.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

Table of Contents - Statement of Additional Information
29

REITs

The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations in addition to the fact that a mortgage REIT that is in its liquidation stage may return capital to investors when it is disadvantageous to do so. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. In addition, REITS are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks, including prepayment risk. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in a Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Short Sales

Each Fund has the ability to make short sales.  Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer.  A Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrues on the security during the loan period.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund (other than the Opportunistic Fixed Income Fund and Altegris® Diversified Alternatives Allocation Fund) does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales “against the box,” a transaction in which a Fund enters into a short sale of a security owned by such Fund.  A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position.  A Fund receives the net proceeds from the short sale.

Table of Contents - Statement of Additional Information
30

Mortgage-Backed Securities

The Funds may purchase mortgage-backed securities.  Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.  The Funds may also purchase debt securities which are secured with collateral consisting of mortgage-backed securities (“Collateralized Mortgage Obligations”) and in other types of mortgage-related securities.  Mortgage-backed securities may be issued or guaranteed by U.S. government entities, such as the Government National Mortgage Association (“GNMA”), or by private lenders.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government.  These guarantees, however, do not apply to the market value of fund shares.  Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages.  This premium is not guaranteed and would be lost if prepayment occurs.  Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not “full faith and credit” obligations.  Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns.  A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.  A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed securities (such as securities issued by the GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers.  Such insurance and guarantees and the creditworthiness of the issuers thereof are generally considered in determining whether a mortgage-related security meets a Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund’s quality standards.

Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”)

The Funds may invest in CMOs and REMICs.  A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, the Federal Home Loan Mortgage Company, or the Federal National Mortgage Association (“FNMA” or “Fannie Mae®”) and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than government-issued CMOs.

Table of Contents - Statement of Additional Information
31

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  The investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in a specified order (e.g., first A, then B, then C, then Z).  The A, B and C Bonds all bear current interest.  Interest on the Z Bond is accrued and added to principal and a like amount is paid as principal on the A, B, or C Bond currently being paid off.  When the A, B and C Bonds are paid in full, interest and principal on the Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency.  They are secured by the underlying collateral of the private issuer.  Yields on privately issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher because they are not guaranteed by the U.S. government.  Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs.  For federal income tax purposes, a Fund will be required to accrue income on regular interest in CMOs and REMICs using the “catch-up” method, with an aggregate prepayment assumption.

Asset-Backed Securities

The Funds may purchase debt obligations known as “asset-backed securities.”  Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream consisting of both principal and interest payments based on the receivables in the underlying pool.  Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Fund pay the debt service on the debt obligations issued.  The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as “pass-through certificates” or “collateralized obligations.”

Table of Contents - Statement of Additional Information
32

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support.  Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities.  Asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established.  In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance.  In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws.  Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

The Funds may also gain exposure to asset-backed securities through entering into credit default swaps or other derivative instruments related to asset-backed securities. For example, a Fund may enter into credit default swaps on ABX, which are indices made up of tranches of asset-backed securities, each with different credit ratings. Utilizing ABX, a Fund can either gain synthetic risk exposure to a portfolio of such securities by “selling protection” or take a short position by “buying protection.” The protection buyer pays a monthly premium to the protection seller, and the seller agrees to cover any principal losses and interest shortfalls of the referenced underlying asset-backed securities. Credit default swaps and other derivative instruments related to asset-backed securities are subject to the risks associated with asset-backed securities generally, as well as the risks of derivative transactions. See the section “Interest Rate Swaps, Mortgage Swaps, Credit Default Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars” above.

Exchange-Traded Notes (“ETNs”)

The Funds may invest in ETNs.  ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy.  If a Fund holds an ETN to maturity, the issuer of the ETN will pay the Fund a cash amount that is linked to the performance of the corresponding index during the period beginning on the inception date and ending at maturity, less investor fees.  ETNs generally do not make periodic coupon payments or provide principal protection.   An ETN that is tied to a specific benchmark or strategy may not produce returns that replicate exactly the performance of its corresponding benchmark or strategy.

ETNs are subject to credit risk, including the credit risk of the issuer.  The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even when the underlying benchmark or strategy remains unchanged.  An ETN may trade at a premium or discount to its benchmark or strategy.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying assets. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market.   Some ETNs that use leverage may be relatively illiquid at times and, as a result, may be difficult to purchase or sell at a fair price.  Leveraged ETNs are subject to the same risk as other instruments that use leverage.

Table of Contents - Statement of Additional Information
33

Exchange-Traded Funds

The Funds may invest in shares of ETFs. An ETF is an investment company and typically is registered under the 1940 Act.  Most ETFs hold a portfolio of investments designed to track the performance of a particular index; however, certain ETFs utilize active management of their investment portfolios.  An ETF sells and redeems its shares at net asset value in large blocks (typically 50,000 of its shares or more) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on one or more national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.  Some ETFs are non-registered investment companies that invest directly in securities, commodities or other assets (such as precious metals).

Investments in an ETF involve certain risks generally associated with investments in a broadly based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain investments in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of investments held. ETFs that invest in other assets, such as commodities, are subject to the risks associated with directly investing in those assets.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Advisor may consider the expenses associated with an investment in determining whether to invest in an ETF. See the section “Investment Companies” below for information about investments in investment companies generally.

Investment Companies

The Funds may invest in other investment companies, including ETFs as discussed above. Investment companies are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and a Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of a Fund. Despite the possibility of greater fees and expenses, the Advisor will invest if it believes investment in other investment companies provides attractive return opportunities. In addition, it may be more efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Investments in Banks

The Funds may invest in certificates of deposit (certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time), time deposits (non-negotiable deposits maintained in a bank for a specified period of time up to seven days at a stated interest rate), bankers’ acceptances (credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer) and other securities and instruments issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks.

A Fund also may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations).

Table of Contents - Statement of Additional Information
34

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions, such as exchange controls, may be adopted, which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in securing or enforcing a judgment against a foreign issuer, and (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. government agencies or instrumentalities.

Warrants

Each of the Funds has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants do not represent ownership of the securities, but only the right to buy them.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.  Under normal circumstances, no more than 5% of each Fund’s net assets will be invested in warrants.  This 5% limit includes warrants that are not listed on any stock exchange.  Warrants acquired by a Fund in units or attached to securities are not subject to these limits.

Step-Coupon Securities

Each Fund may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

Stripped Securities

Each Fund has the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATs”)) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Supranational Entities

The Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above in the section “Foreign Currency Transactions.”

Table of Contents - Statement of Additional Information
35

Trust Preferred Securities

The Funds may also purchase trust preferred securities, which have characteristics of both subordinated debt and preferred stock. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of a corporate parent. These securities generally have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions that afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities often have the right to defer interest payments for a period of time.

Holders of trust preferred securities have limited voting rights to control the activities of the trust, and no voting rights with respect to the parent company. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the Securities Act or otherwise subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. If the parent company defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities.

Inflation-Linked and Inflation-Indexed Securities

The Funds may invest in inflation-linked bonds. The principal amount of these bonds increases with increases in the price index used as a reference value for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal amount (as adjusted) by a fixed coupon rate.

Although inflation-indexed securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-linked securities. If inflation is lower than expected during a period a Fund holds inflation-linked securities, a Fund may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent that the increase is not reflected in the price index used as a reference for the securities. There can be no assurance that the price index used for an inflation-linked security will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked and inflation-indexed securities include Treasury Inflation-Protected Securities issued by the U.S. government (see the section “U.S. Government Obligations” below for additional information), but also may include securities issued by state, local and non-U.S. governments and corporations and supranational entities.

Mortgage Dollar Rolls

The Funds may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to a Fund, the security that a Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Table of Contents - Statement of Additional Information
36

Variable Amount Master Demand Notes

The Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit the investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who have been rated in the highest short-term rating category by NRSROs, or which have been determined by the Advisor to be of comparable quality. The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although currently there is no established secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business days or seven calendar days.

Variable and Floating Rate Instruments

The Funds may purchase variable- and floating-rate instruments (including bank loans, which are discussed in the section “Bank Loans, Loan Participations and Assignments” above). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating-rate debt instruments, or “inverse floaters.” The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Repurchase and Reverse Repurchase Agreements

Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to a Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement.  The Advisor or sub-advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities.  A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Advisor or sub-advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also each enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  A Fund will maintain Segregated Assets in accordance with pertinent SEC positions with a value equal to the value of its obligation under the agreement, including accrued interest.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor or sub-advisor acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

Table of Contents - Statement of Additional Information
37

U.S. Government Obligations

Each Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills, which mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, Fannie Mae®, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and Resolution Trust Corp.  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. government, including the Federal Home Loan Banks, Fannie Mae®, and the Federal Home Loan Mortgage Corporation (“FHLMC’’ or “Freddie Mac®”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.

Temporary Investments

Under normal circumstances, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund’s investment objective(s) are not immediately available.  Under these circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include money market mutual funds, as well as investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less.  A Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable.  In addition, each Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes changes in economic, financial or political conditions make it advisable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although each of the Funds may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund’s total assets at the time of purchase.  Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P®, Moody’s or a similar rating by another NRSRO.  In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or sub-advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund, as previously described.

Table of Contents - Statement of Additional Information
38

Disclosure of Portfolio Holdings

The Board has adopted a policy and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”).  Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions.  In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund’s portfolio holdings, and for monitoring that the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to its clients, including the Funds.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy.  The Board has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Advisor’s compliance staff.  The Board reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws.  These disclosures include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-Q.  These filings are available to the public through the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.  The Funds also post their respective portfolio holdings on their website at www.AssetMark.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  The Trust’s Chief Compliance Officer (or designee) will conduct periodic reviews of compliance with the procedures established by the Policy.

The Policy also provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.

Under the Policy, the Funds also may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Funds’ custodian, administrator, proxy voting vendor, consultants, legal counsel and independent registered public accounting firm as well as ratings agencies.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  In addition, because the Funds are managed using a multi-advisor approach, the Advisor may, from time to time, add or replace sub-advisors to the Funds.  In these instances, a Fund’s portfolio holdings may be disclosed in advance (typically 10-20 days) to the incoming sub-advisor to allow the sub-advisor to implement as streamlined a transition as possible. In addition, the Funds may provide portfolio holdings to transition managers, such as Abel/Noser and/or Russell Implementation Services.

Management of the Funds

Board of Trustees

The management and affairs of the Funds are supervised by the Board.  The Board consists of four individuals, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).  The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.  The Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Table of Contents - Statement of Additional Information
39

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor, Concord, CA 94520-2445	Independent Trustee	Indefinite term since 2011	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	16
Trustee, GPS Funds I (2013 to present); Director, New England Bancorp (2006-present); Trustee, Genworth Variable Insurance Trust (“GVIT”) (2008 – 2012); Director, Hospice and Palliative Care of Cape Cod (2006 – 2011).

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor, Concord, CA 94520-2445	Independent Trustee	Indefinite term since 2011	Retired; formerly, President, CitiStreet Funds, Inc. (2000 – 2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor), and CitiStreet Funds Management LLC (registered investment advisor) (1990 – 2005).	16	Trustee, GPS Funds I (2013 to present); Trustee, GVIT (2008 – 2012).

Table of Contents - Statement of Additional Information
40

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor, Concord, CA 94520-2445	Independent Trustee	Indefinite term since 2013.	Self-employed consultant (1999 to present); formerly, Partner, Arthur Andersen LLP (audit services) (1972 to 1999)	16
Trustee, GPS Funds I (2007 to present); Director, Owens Realty Mortgage Inc. (2013 to present); Director, Cambria ETF Series Trust (2013 to present); Director, Sitoa Global Inc. (2011 to 2013); Director, Wells Fargo ASGI Hedge Funds (closed-end hedge funds) (2008 to present); Director/Chairman, Pacific Metrics Corp. (educational services) (2005 to 2014); Director, Merriman Holdings, Inc.  (financial services) (2003 to present); Director, Grail Advisors ETF Trust (2009 to 2011); Director, Varian Semiconductor Equipment Associates, Inc. (2004 to 2011); Director, North Bay Bancorp (2006 to 2007).

Interested Trustee
Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Interested Trustee and Chairman President	Indefinite term since 2014 Renewed 1-year term since 2011	President, GPS Funds I (2007 to present) and GPS Funds II (2011 to present); President, Savos Investments Trust (“Savos”) (2008 to present) and GVIT (2008 to 2012); Executive Vice President and Chief Operating Officer, AssetMark (2008 to present); President, AssetMark Brokerage, LLC (2013 to present).	17	Trustee, GPS Funds I and GPS Funds II (2014 to present); Chairman, AssetMark Trust Co. (2008 to present); Director, Lamorinda Soccer Club (2011 to 2013).

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Officers of the Trust**
John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor, Concord, CA 94520-2445	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year term since 2013
Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2013 to present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012-January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Table of Contents - Statement of Additional Information
41

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor, Concord, CA 94520-2445	Treasurer	Renewed 1-Year term since 2014	Treasurer, GPS Funds I, GPS Funds II and Savos (May 2014 to present); Manager of Fund Administration, AssetMark (May 2014 to present); Senior Fund Administration Officer, AssetMark (2008 to 2014).
Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Deputy Chief Compliance Officer Secretary	Renewed 1-Year term since 2009 Renewed 1-Year term since 2014
Secretary, GPS Funds I (2006 to 2013 and May 2014 to present), GPS Funds II (2011 to 2013 and May 2014 to present), Savos (2009 to 2010 and May 2014 to present) and GVIT (2008 to 2010); Deputy Chief Compliance Officer, GPS Funds I (2009 to present), GPS Funds II (2011 to present) and GVIT (2009 to 2012); Senior Compliance Officer, AssetMark (2005 to 2009).

*	Ms. Hansen is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because she is an officer of AssetMark and certain of its affiliates.
**	Each Officer of the Trust serves at the pleasure of the Board.

Leadership Structure, Qualifications and Responsibilities of the Board of Trustees

The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Advisor, administrator, transfer agent, distributor and custodian. The Trustees are responsible for approving the agreements between these service providers and the Trust, approving agreements between the Advisor and any sub-advisors, and exercising general service provider oversight.

Leadership Structure and the Board of Trustees. The Board is currently composed of three Independent Trustees and one Trustee who is affiliated with the Advisor, Ms. Hansen.  The Board has appointed Ms. Hansen to serve in the role of Chairman.  Ms. Hansen is the Executive Vice President and Chief Operating Officer of the Advisor. The Independent Trustees have designated Mr. Dunford as the Lead Independent Trustee.  The Lead Independent Trustee participates in the preparation of agendas for the Board meetings. The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Advisor, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be requested by the Board from time to time. The Board’s leadership structure also promotes the participation of the other Independent Trustees. The Board has determined that its leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. The Board’s leadership structure permits important roles for the Executive Vice President and Chief Operating Officer of the Advisor, who serves as Chairman of the Trust and oversees Advisor’s day-to-day management of the Funds. In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating and Governance Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on governance and related issues. Except for any duties specified in the Trust’s Declaration of Trust or By-laws, the designation of Chairman, Lead Independent Trustee or Chairman of a Committee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

Table of Contents - Statement of Additional Information
42

Oversight of Risk. The Board oversees risk as part of its general oversight of the Funds. The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Funds’ officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds. The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers, including the Advisor’s director of risk management and the CCO, related to Fund performance, risk exposures, compliance and operations; (2) quarterly meetings by the Independent Trustees in executive session with the Advisor’s director of risk management and CCO; (3) periodic meetings with investment personnel to review investment strategies, techniques and the processes used to manage risks; (4) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, the Advisor and any sub-advisors; and (5) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers and the independent registered public accounting firm on financial, valuation and operational matters. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Board has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust.  In performing its oversight function the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Trust’s accounting and financial reporting policies and practices, internal control over the Trust’s financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (4) to act as a liaison between the Trust’s independent auditors and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually.  The Audit Committee is comprised of all of the Independent Trustees.  Mr. Schmal is the Chairman of the Audit Committee.  During the fiscal year ended March 31, 2014, the Audit Committee met six times.

Nominating and Governance Committee. The Nominating and Governance Committee is responsible for: (1) seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; (2) making recommendations to the Board regarding the composition of the Board and its committees; (3) coordinating the process to assess Board effectiveness; and (4) developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees.  Mr. Feinberg is the Chairman of the Nominating and Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  The Nominating and Governance Committee meets as often as necessary or appropriate to discharge its functions, and reports its actions and recommendations to the Board on a regular basis.  During the fiscal year ended March 31, 2014, the Nominating and Governance Committee met five times.

Trustees’ Qualifications and Experience.  The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Nominating and Governance Committee also does not set forth any specific qualifications. Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Each Trustee’s ability to perform his duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.  Set forth below is a brief description of the specific experience of each Trustee.  As noted above, a majority of the Board are Independent Trustees. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David M. Dunford. Mr. Dunford has served as a Trustee of GPS Funds I since 2013 and as a Trustee of GPS Funds II since it was created in 2011. Mr. Dunford serves as the Lead Independent Trustee. He also served from 2008 to 2012 as a trustee of other mutual funds managed by the Advisor, which have been liquidated. Mr. Dunford has more than 30 years of investment experience in the insurance and investment management industries, including serving as chief investment officer. Mr. Dunford also serves on the board of a bank and in public office.

Table of Contents - Statement of Additional Information
43

Paul S. Feinberg. Mr. Feinberg has served as a Trustee of GPS Funds I since 2013 and as a Trustee of GPS Funds II since it was created in 2011. He serves as the Chairman of the Nominating and Governance Committee. He also served from 2008 to 2012 as a trustee of other mutual funds managed by the Advisor, which have been liquidated. Mr. Feinberg has more than 30 years of experience in leadership and legal positions in the insurance and investment management industries, including serving as executive vice president and general counsel of a financial services company providing services to the retirement plan marketplace. Mr. Feinberg also served as president of a mutual fund group.

Dennis G. Schmal.  Mr. Schmal has served as a Trustee of GPS Funds I since 2007, as a Trustee of GPS Funds II since 2013 and serves as the Chairman of the Audit Committee.  Mr. Schmal has over 30 years of business/financial experience, including serving as a partner of an independent accounting firm, where his work included auditing the financial statements of public companies and financial institutions.

Carrie E. Hansen.  Ms. Hansen has served as President, Chairman and Trustee of GPS Funds I and GPS Funds II since 2014. She has served in various executive roles with AssetMark and its predecessor companies, and has over 20 years of senior management and accounting experience.

Compensation

The Compensation Table below sets forth the total compensation paid to the Trustees of the AssetMark Mutual Funds complex, which includes the Trust, before reimbursement of expenses, for the fiscal year ending March 31, 2014.  The Interested Trustees receive no compensation from the Trust for their services as Trustees.  The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds.  The aggregate amount of all such reimbursements is determined by the Trustees.  No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(2)	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FOR THE COMPLEX(2)

Carrie E. Hansen(1)	$0	$0	$0	$0
David M. Dunford	$51,496	$0	$0	$85,000
Paul S. Feinberg	$51,496	$0	$0	$85,000
Dennis G. Schmal(3)	$51,496	$0	$0	$85,000
Gurinder S. Ahluwalia (4)	$0	$0	$0	$0

(1)	Ms. Hansen is considered to be an interested person, as defined in Section 2(a)(19) of the 1940 Act, of the Trust due to her position with the Advisor.
(2)
The AssetMark Mutual Funds complex consists of the Trust, which currently consists of 9 funds, GPS Funds I, which currently consist of 7 funds, and Savos, which currently consists of one fund.  Trustee compensation has been allocated between GPS Funds I and GPS Funds II based on net assets of the Funds.

(3)	Mr. Schmal commenced services as a member of the Board on July 10, 2013.
(4)	Mr. Ahluwalia ceased services as a member of the Board on January 27, 2014.

Table of Contents - Statement of Additional Information
44

Board Interest in the Funds
Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Funds as of December 31, 2013(1)

Name of Fund	Carrie Hansen, Interested Trustee	David Dunford, Independent Trustee	Paul Feinberg, Independent Trustee	Dennis G. Schmal, Independent Trustee
Global Real Return Fund	None	None	None	None

Opportunistic Fixed Income Fund	None	None	None	None

Strategic Asset Allocation Fund	None	None	None	None

Tactical ConstrainedSM Asset Allocation Fund	None	None	None	None

Tactical UnconstrainedSM Asset Allocation Fund	None	None	None	None

Absolute Return Asset Allocation Fund	None	None	None	None

Multi-Asset Income Asset Allocation Fund	None	None	None	None

Fixed Income Allocation Fund	None	None	None	None

Altegris® Diversified Alternatives Allocation Fund	None	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	None	None
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Principal Holders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Note that a control person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.  As of July 2, 2014, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

Table of Contents - Statement of Additional Information
45

The following table provides the name, address, and number of shares of each class owned by any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of July 2, 2014.  As of the date of this SAI, no Institutional Shares had been issued for the Multi-Asset Income Asset Allocation Fund.

Principal Holders and Control Persons of the Strategic Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	20,034,466	84.01%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	2,690,324	11.28%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
TDA Trust Company PO Box 17748 Denver, CO 80217	414,264	87.85%	Record
Mid Atlantic Trust Company 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	56,439	11.97%	Record

Principal Holders and Control Persons of the Tactical ConstrainedSM Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	13,363,899	84.44%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	1,686,107	10.65%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
TDA Trust Company PO Box 17748 Denver, CO 80217	332,542	89.62%	Record
Mid Atlantic Trust Company 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	37,951	10.23%	Record

Principal Holders and Control Persons of the Tactical UnconstrainedSM Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	35,152,194	82.41%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	5,697,390	13.36%	Record

Table of Contents - Statement of Additional Information
46

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
TDA Trust Company PO Box 17748 Denver, CO 80217	240,571	72.53%	Record
Mid Atlantic Trust Company 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	90,017	27.14%	Record

Principal Holders and Control Persons of the Absolute Return Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	32,234,697	83.45%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	4,705,031	12.18%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
TDA Trust Company PO Box 17748 Denver, CO 80217	106,272	74.46%	Record
Mid Atlantic Trust Company 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	35,638	24.97%	Record

Principal Holders and Control Persons of the Global Real Return Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	2,681,419	38.84%	Record
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	2,157,817	31.25%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	1,776,559	25.73%	Record

Table of Contents - Statement of Additional Information
47

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Strategic Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,359,921	100%	Record

Principal Holders and Control Persons of the Opportunistic Fixed Income Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	6,401,068	42.11%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	4,794,118	31.54%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	3,444,990	22.66%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO Fixed Income Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	2,103,896	39.72%	Record
U.S. Bank FBO Tactical UnconstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,452,134	27.42%	Record
U.S. Bank FBO Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	1,050,963	19.84%	Record
U.S. Bank FBO Absolute Return Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	601,924	11.36%	Record

Table of Contents - Statement of Additional Information
48

Principal Holders and Control Persons of the Multi-Asset Income Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	9,954,737	80.50%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	1,675,718	13.55%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	662,482	5.36%	Record

Principal Holders and Control Persons of the Fixed Income Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	14,538,380	85.76%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	1,777,685	10.49%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
TDA Trust Company PO Box 17748 Denver, CO 80217	79,516	69.73%	Record
Mid Atlantic Trust Company 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	33,647	29.51%	Record

Table of Contents - Statement of Additional Information
49

Principal Holders and Control Persons of the Altegris® Diversified Alternatives Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
AssetMark Trust Company FBO AssetMark and its clients 3200 North Central Avenue Phoenix, AZ 85012	9,949,599	84.22%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	1,380,094	11.68%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
TDA Trust Company PO Box 17748 Denver, CO 80217	97,188	77.03%	Record
Mid Atlantic Trust Company 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	28,453	22.55%	Record

Investment Advisor and Sub-Advisors

AssetMark, located at 1655 Grant Street, 10th Floor, Concord, California 94520, serves as the investment advisor to the Funds. AssetMark is registered as an investment advisor with the SEC.  AssetMark is owned and controlled by (i) private equity funds managed by Aquiline Capital Partners LLC and its affiliates, and by Genstar Capital Management, LLC and its affiliates, and (ii) certain senior management of AssetMark and other affiliates.

With respect to each of the Funds, the Advisor oversees the investment advisory services provided to the Funds.  Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board, a number of sub-advisors are responsible for the day-to-day investment management of the Funds.

With the exception of Altegris Advisors, LLC (“Altegris”), sub-advisor to the Altegris® Diversified Alternatives Allocation Fund, the Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by each sub-advisor.  Altegris does not receive any fee for its services provided to the Fund.

Subject to Board review, the Advisor allocates and, when appropriate, reallocates the Funds’ assets among sub-advisors, monitors and evaluates sub-advisor performance, and oversees sub-advisor compliance with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement.  The Advisor is responsible for implementing the investment program of the Altegris® Diversified Alternatives Allocation Fund by, among other things, effecting transactions in shares of the Underlying Funds and performing related services, voting proxies and providing cash management services in accordance with the investment advice formulated by Altegris.

Under the Expense Waiver and Reimbursement Agreement, the Advisor may recapture waived fees and expenses borne for a three-year period under specified conditions.

Table of Contents - Statement of Additional Information
50

For the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012, the following advisory fees were charged/paid to the Advisor:

Fund	Advisory Fee Charged	Fees Waived and/or Expenses Reimbursed	Recouped Fees and Expenses	Net Fees Paid to the Advisor

Global Real Return Fund
Year Ended March 31, 2014	$504,342	$0	$0	$504,342
Year Ended March 31, 2013	$653,256	$0	$0	$653,256
Year Ended March 31, 2012	$826,249	$0	$45,837	$872,086

Opportunistic Fixed Income Fund
Year Ended March 31, 2014	$1,675,419	$77,167	$10,252	$1,608,504
Year Ended March 31, 2013	$1,820,884	$100,926	$18,564	$1,738,522
Year Ended March 31, 2012	$1,579,451	$218,356	$46,539	$1,407,634

Strategic Asset Allocation Fund
Year Ended March 31, 2014	$653,551	$0	$107,925	$761,476
Year Ended March 31, 2013	$486,217	$26,716	$12,085	$471,586
Year Ended March 31, 2012	$147,267	$109,544	$0	$37,723

Tactical ConstrainedSM Asset Allocation Fund
Year Ended March 31, 2014	$579,957	$7,034	$85,054	$657,977
Year Ended March 31, 2013	$464,995	$33,542	$19,982	$451,435
Year Ended March 31, 2012	$147,593	$129,239	$0	$18,354

Tactical UnconstrainedSM Asset Allocation Fund
Year Ended March 31, 2014	$1,215,112	$30,919	$188,305	$1,372,498
Year Ended March 31, 2013	$866,360	$49,063	$36,369	$853,666
Year Ended March 31, 2012	$265,899	$116,347	$0	$149,552

Absolute Return Asset Allocation Fund
Year Ended March 31, 2014	$1,683,249	$0	$178,178	$1,861,427
Year Ended March 31, 2013	$1,396,687	$37,054	$68,553	$1,428,186
Year Ended March 31, 2012	$380,460	$169,190	$0	$211,270

Multi-Asset Income Asset Allocation Fund*
Year Ended March 31, 2014	$329,019	$0	$20,380	$349,999
Year Ended March 31, 2013	$116,937	$20,380	$0	$96,557

Fixed Income Allocation Fund*
Year Ended March 31, 2014	$546,247	$0	$0	$546,247
Year Ended March 31, 2013	$315,680	$0	$0	$315,680

Altegris® Diversified Alternatives Allocation Fund*
Year Ended March 31, 2014	$237,489	$237,489	0	$0
Year Ended March 31, 2013	$32,195	$0	$0	$32,195
*	The Fund commenced operations on August 31, 2012.

Table of Contents - Statement of Additional Information
51

The Advisor is currently waiving expenses for the Funds listed below to keep these Funds at their expense cap. Waived expenses subject to potential recovery for the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012, are as follows:

	Year of Expiration 03/31/2015	Year of Expiration 03/31/2016	Year of Expiration 03/31/2017
Opportunistic Fixed Income Fund	$189,540	$100,926	$77,167
Strategic Asset Allocation Fund	$30,022	$26,716	$–
Tactical ConstrainedSM Asset Allocation Fund	$64,692	$33,542	$7,034
Tactical UnconstrainedSM Asset Allocation Fund	$–	$–	$12,143

The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by each sub-advisor.  For the fiscal years ended March 31, 2014 and March 31, 2013, the following fees, as a percentage of such Fund’s average daily net assets, were paid to the sub-advisors:

	2014		2013
Fund*	Percentage of average daily net assets	Aggregate dollar amounts	Percentage of average daily net assets	Aggregate dollar amounts

Global Real Return Fund	0.21%	$162,941	0.21%	$208,927
Opportunistic Fixed Income Fund	0.42%	$1,000,525	0.92%	$1,082,147
Altegris® Diversified Alternatives Allocation Fund**	0%	$0	0%	$0
*
No information is provided for the Strategic Asset Allocation Fund, Tactical ConstrainedSM Asset Allocation Fund, Tactical UnconstrainedSM Asset Allocation Fund, Absolute Return Asset Allocation Fund, Multi-Asset Income Asset Allocation Fund and the Fixed Income Allocation Fund as such Funds are not managed by sub-advisors.

**	The Altegris® Diversified Alternatives Allocation Fund commenced operations on August 31, 2012. According to its Sub-Advisory Agreement Altegris is not entitled to a fee from the Fund.

The advisory agreement and certain portions of the sub-advisory agreements provide that the Advisor or any sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.  In addition, certain of the sub-advisory agreements provide that the sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.

The Advisor, Sub-Advisors and Portfolio Managers

The Advisor, sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  In the performance of their responsibilities, conflicts of interest may occur between the management of the respective Funds and the other accounts of the Advisor or sub-advisor.  In addition to the conflicts identified by the Advisor or sub-advisors, other actual or apparent conflicts may arise.  Unequal time and attention may be devoted to the management of the respective Funds and the Advisor or sub-advisors’ other accounts.  As of the date of this SAI, none of the portfolio managers owned shares in any of the Funds.

AssetMark, Inc. (“AssetMark”)

Other Accounts Managed

Michael Abelson, Zoë Brunson and Selwyn Crews are primarily responsible for managing the Strategic Asset Allocation Fund, Tactical ConstrainedSM Asset Allocation Fund, Tactical UnconstrainedSM Asset Allocation Fund, Absolute Return Asset Allocation Fund, Multi-Asset Income Asset Allocation Fund and Fixed Income Allocation Fund.  As of March 31, 2014, Mr. Abelson, Ms. Brunson and Mr. Crews did not manage any accounts other than the Funds listed above.

Table of Contents - Statement of Additional Information
52

Portfolio Manager Compensation

The portfolio managers receive their compensation from AssetMark in the form of salary, bonus, stock options, and restricted stock. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s ability to remain compliant with investment management guidelines and regulatory issues, and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, AssetMark generally considers the performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups, including the performance of certain investment strategies available on the AssetMark platform, emphasizing the portfolio manager’s overall performance. AssetMark also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year is determined by AssetMark and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and AssetMark’s profitability for the year, which is largely determined by assets under management.  Part of the bonus is based on a qualitative assessment of an individual’s contribution to the management of the fund in addition to compliance with investment guidelines and regulatory mandates.

Description of Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

●      Time and attention. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.

●      Limited investment opportunities. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

●      Brokerage allocation. With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each order, consistent with their duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as mutual funds for which a sub-advisor or an affiliate of a sub-advisor acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

●      Pursuit of differing strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security.  Moreover, there may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

●      Variation in compensation. The appearance of a conflict of interest may arise where a portfolio manager has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

Table of Contents - Statement of Additional Information
53

●      Personal investments.  Potential conflicts of interest also may arise in the event that a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts or when a portfolio manager personally owns or trades in a security that is owned or considered for purchase or sale by a client.

●      Investments of the Advisor or affiliated entities.  The substantial investment of the assets of the Advisor or an affiliated entity in certain securities or mutual funds may lead to conflicts of interest.  For example, the Advisor’s or an affiliated entity’s profit margin may vary depending upon the Underlying Fund in which a fund of funds invests.

●      Sharing of information among accounts. The Advisor and its affiliates and other related entities also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the portfolio managers, even though it might be beneficial information for the Fund. This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities.

●      Soft dollar benefits. Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by the Fund.

●      Investment limitations arising from the activities of affiliated entities.  Regulatory restrictions applicable to the Advisor or its affiliates may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, the Advisor or its affiliates also may be restricted in the securities that can be bought or sold for a Fund and other advised/managed funds and accounts because of the investment banking, lending or other relationships that the Advisor or its affiliates have with the issuers of securities.  In addition, the internal policies and procedures of the Advisor or its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities.

●      Non-advisory relationships of a sub-advisor and its affiliates. The lending, investment banking and other relationships that a sub-advisor and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest.  The purchase, holding and sale of certain securities by the Funds may enhance the profitability and the business interests of the Advisor and/or its affiliates.  In addition, to the extent permitted by applicable law and a Fund’s individual investment objectives and restrictions, a Fund may be permitted to enter into transactions and invest in futures, securities, currencies, swaps, options, forward contracts or other instruments in which the Advisor (or a related entity) acting as principal or on a proprietary basis for its customers, serves as the counterparty. The Funds may also be permitted to enter into cross transactions in which the Advisor (or a related entity) acts on behalf of the Fund and for the other party to the transaction. In such situations, the Advisor or related entity may have a potentially conflicting division of responsibilities to both parties to a cross transaction.  In addition, subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which entities that are affiliated with a Fund sub-advisor may have an interest that potentially conflicts with the interests of the Fund.

A portfolio manager may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist.  The Advisor has adopted certain compliance procedures which are designed to prevent and address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Table of Contents - Statement of Additional Information
54

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager for the Funds that they manage as of March 31, 2014, using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund / Portfolio Manager	Dollar Range of Shares Owned
Strategic Asset Allocation Fund
Michael Abelson	$10,001-$50,000
Zoë Brunson	None
Selwyn Crews	None

Tactical Constrained SM Asset Allocation Fund
Michael Abelson	$1-$10,000
Zoë Brunson	None
Selwyn Crews	None

Tactical Unconstrained SM Asset Allocation Fund
Michael Abelson	$10,001-$50,000
Zoë Brunson	None
Selwyn Crews	None

Absolute Return Asset Allocation Fund
Michael Abelson	$1-$10,000
Zoë Brunson	None
Selwyn Crews	None

Multi-Asset Income Asset Allocation Fund
Michael Abelson	None
Zoë Brunson	None
Selwyn Crews	None

Fixed Income Allocation Fund
Michael Abelson	None
Zoë Brunson	None
Selwyn Crews	None

Franklin Advisers, Inc. (“Franklin”)
Franklin is a wholly owned subsidiary of Franklin Resources, Inc. (“Resources”), a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

Table of Contents - Statement of Additional Information
55

Other Accounts Managed

The team responsible for managing Franklin’s allocated portion of the Opportunistic Fixed Income Fund’s portfolio consists of Dr. Michael Hasenstab, Ph.D., Canyon Chan, CFA, and Christine Zhu..  In addition to the Opportunistic Fixed Income Fund, the team also managed the following accounts as of March 31, 2014:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Michael Hasenstab, Ph.D
Registered Investment Companies	17	$93.1 billion	0	$0
Other Pooled Investment Vehicles	43	$95.7 billion	0	$0
Other Accounts	15	$4.8 billion	0	$0

Canyon Chan, CFA
Registered Investment Companies	7	$5.0 billion	0	$0
Other Pooled Investment Vehicles	6	$1.0 billion	0	$0
Other Accounts	9	$2.8 billion	0	$0

Christine Zhu
Registered Investment Companies	1	$10 million	0	$0
Other Pooled Investment Vehicles	1	$10 million	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Compensation

Compensation. Franklin seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

● Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pretax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

● Non-investment performance. The more qualitative contributions of the portfolio manager to Franklin’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

● Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored Franklin’s appraisal. Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Table of Contents - Statement of Additional Information
56

  Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. Franklin seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. Franklin seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and Franklin have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Franklin and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

As of March 31, 2014, the portfolio managers did not own any shares in the Fund.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”).  Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”).  Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.

Table of Contents - Statement of Additional Information
57

Other Accounts Managed

The team responsible for managing Loomis Sayles’ allocated portion of the Opportunistic Fixed Income Fund’s portfolio consists of Matthew J. Eagan, Kevin Kearns and Todd P. Vandam.  In addition to the Opportunistic Fixed Income Fund, the team also managed the following accounts as of March 31, 2014:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Matthew J. Eagan
Registered Investment Companies	18	$29.4 billion	0	$0
Other Pooled Investment Vehicles	20	$7.3 billion	3	$1.1 billion
Other Accounts	162	$22.5 billion	3	$536 million

Kevin Kearns
Registered Investment Companies	6	$1.7 billion	0	$0
Other Pooled Investment Vehicles	8	$2.0 billion	5	$1.1 billion
Other Accounts	35	$6.4 billion	1	$167 million

Todd P. Vandam
Registered Investment Companies	4	$1.6 billion	0	$0
Other Pooled Investment Vehicles	6	$1.1 billion	0	$0
Other Accounts	16	$449 million	0	$0

Portfolio Manager Compensation

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients.  Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program.  Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.  Loomis Sayles also offers a profit sharing plan.  Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations.  Variable compensation is an incentive-based component and generally represents a significant multiple of base salary.  Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment.  Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed income managers.  The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer (“CIO”) and senior management.  The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of Loomis Sayles’ institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group.  The external benchmark used for the investment style utilized by the portion of the Fund allocated to Loomis Sayles is the 3-Month LIBOR.  The customized peer group is created by Loomis Sayles and is made up of institutional managers in the particular investment style.  A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance.  To ensure consistency, Loomis Sayles analyzes the five-year performance on a rolling three year basis.  If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as a point of comparison for fixed income manager performance because Loomis Sayles believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by Loomis Sayles.

Messrs. Eagan, Kearns, and Vandam also serve as portfolio managers to certain private investment funds managed by Loomis Sayles, and may receive additional compensation based on their investment activities for each of those funds

Table of Contents - Statement of Additional Information
58

Mutual funds are not included in Loomis Sayles’ institutional composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation.  However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style.  Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent.  These plans supplement existing compensation.  The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;
•	upon retirement, a participant will receive a multi-year payout for his or her vested units; and
•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles.  In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan.  The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen.  Management has full discretion over what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount).  Certain portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003.  The defined benefit is based on years of service and base compensation (up to a maximum amount).

Description of Potential Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers.  A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest.  Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts.  Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time.  Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts.  Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures.

As of March 31, 2014, the portfolio managers did not own any shares in the Fund.

DoubleLine Capital LP (“DoubleLine”)
DoubleLine, a sub-advisor to the Opportunistic Fixed Income Fund, is an independent, employee-owned SEC-registered investment adviser.

Table of Contents - Statement of Additional Information
59

Other Accounts Managed

As of March 31, 2014, in addition to the Opportunistic Fixed Income Fund, portfolio managers Jeffrey E. Gundlach and Philip A. Barach were responsible for the day-to-day management of certain other accounts, as follows:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Jeffrey E. Gundlach
Registered Investment Companies	15	$39.3 billion	0	$0
Other Pooled Investment Vehicles	8	$3.6 billion	2	$2.3 billion
Other Accounts	33	$3.4 billion	0	$0

Philip A. Barach
Registered Investment Companies	6	$34.9 billion	0	$0
Other Pooled Investment Vehicles	7	$2.7 billion	2	$2.3 billion
Other Accounts	33	$3.4 billion	$0	$0

Portfolio Manager Compensation

The overall objective of the compensation program for portfolio managers is for DoubleLine to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components, which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and DoubleLine. Portfolio managers are compensated through a combination of base salary, discretionary bonus and equity participation in DoubleLine. Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible. Such profit sharing arrangements can comprise a significant portion of a portfolio manager’s overall compensation.

Salary. Salary is agreed to with portfolio managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses. However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance of DoubleLine, through direct ownership interests in DoubleLine or participation in stock option or stock appreciation plans of DoubleLine. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of DoubleLine as a whole. Participation is generally determined in the discretion of DoubleLine, taking into account factors relevant to the portfolio manager’s contribution to the success of DoubleLine.

Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in DoubleLine’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis. DoubleLine may also choose, from time to time to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of DoubleLine’s leadership criteria.

Table of Contents - Statement of Additional Information
60

Description of Potential Material Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest also may result because of DoubleLine’s other business activities. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, be managed (benchmarked) against the same index the Fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager’s management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but securities may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under DoubleLine’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines, DoubleLine’s investment outlook, cash availability and a series of other factors. DoubleLine has also adopted additional internal practices to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of DoubleLine invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of DoubleLine or DoubleLine may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if DoubleLine acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients. When making investment decisions where a conflict of interest may arise, DoubleLine will endeavor to act in a fair and equitable manner between the Fund and other clients; however, in certain instances the resolution of the conflict may result in DoubleLine acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Broad and Wide-Ranging Activities. The portfolio managers, the Adviser and its affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the portfolio managers, the Adviser and its affiliates may engage in activities where the interests of certain divisions of the Adviser and its affiliates or the interests of their clients may conflict with the interests of the shareholders of a Fund.

Possible Future Activities. The Adviser and its affiliates may expand the range of services that it provides over time. Except as provided herein, the Adviser and its affiliates will not be restricted in the scope of its business or in the performance of any such services (whether now offered or undertaken in the future) even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. The Adviser and its affiliates have, and will continue to develop, relationships with a significant number of companies, financial sponsors and their senior managers, including relationships with clients who may hold or may have held investments similar to those intended to be made by a Fund. These clients may themselves represent appropriate investment opportunities for a Fund or may compete with a Fund for investment opportunities.

Table of Contents - Statement of Additional Information
61

Performance Fees and Personal Investments. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance or in respect of which the portfolio manager may have made a significant personal investment. Such circumstances may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and other accounts on a fair and equitable basis over time.

As of March 31, 2014, the portfolio managers did not own any shares in the Fund.

SSgA Funds Management, Inc. (“SSgA FM”)
SSgA FM is a wholly owned subsidiary of State Street Corporation (“State Street”), a publicly held bank holding company. SSgA FM and other affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street.

Other Accounts Managed

The Global Real Return Fund is managed by the Investment Solutions Group of SSgA FM.  Portfolio Managers Robert Guiliano and Christopher Goolgasian have joint and primary responsibility for the day-to-day management of the Fund.  In addition to the Global Real Return Fund, the team also jointly managed the following accounts as of March 31, 2014:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	12	$5.8 billion	0	$0
Other Pooled Investment Vehicles	9	$1.9 billion	0	$0
Other Accounts	348	$84.1 billion	15	$1.5 billion

Portfolio Manager Compensation

The compensation of SSgA FM’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street Corporation performance, SSgA performance, and individual performance.  Each year State Street Corporation’s Global Human Resources department participates in compensation surveys in order to provide SSgA with critical, market-based compensation information that helps support individual pay decisions.   Additionally, subject to State Street Corporation and SSgA business results, State Street Corporation allocates an incentive pool to SSgA to reward its employees.  Because the size of the incentive pool is based on the firm’s overall profitability, each staff member is motivated to contribute both as an individual and as a team member.

The incentive pool is allocated to the various functions within SSgA.  The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

Description of Potential Material Conflicts of Interest

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Table of Contents - Statement of Additional Information
62

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

As of March 31, 2014, the portfolio managers did not own any shares in the Fund.

Altegris Advisors, LLC (“Altegris”)

Altegris is owned and controlled by (i) private equity funds managed by Aquiline Capital Partners LLC and its affiliates, and by Genstar Capital Management, LLC and its affiliates, and (ii) certain senior management of Altegris and other affiliates.

Other Accounts Managed

Mr. Matthew Osborne is responsible for managing the Altegris® Diversified Alternatives Allocation Fund.  In addition to the Altegris® Diversified Alternatives Allocation Fund, Mr. Osborne also managed the following accounts as of March 31, 2014:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	7	$1.3 billion	0	$0
Other Pooled Investment Vehicles	23	$1.1 billion	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Compensation

For services as portfolio manager to the Altegris® Diversified Alternatives Allocation Fund, Mr. Osborne receives a salary from Altegris.  Mr. Osborne also has an equity interest in the privately-held entity that directly or indirectly controls Altegris and its affiliates for which he may be compensated based on the future profitability of Altegris and its affiliates.

Table of Contents - Statement of Additional Information
63

Description of Potential Material Conflicts of Interest

Altegris manages multiple client accounts and, as such, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation or resources or of investment opportunities.  For instance, Altegris receives no fee for managing the Altegris® Diversified Alternatives Allocation Fund, but it may receive fees (including performance-based fees) from certain client accounts, and it will receive advisory fees from Underlying Funds for which it acts as an adviser.

Altegris and its associates will attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts.  From time to time, Altegris may recommend or cause a client to invest in a security in which another client of Altegris has an ownership position.  Altegris has adopted certain procedures intended to treat all client accounts in a fair and equitable manner.

As of March 31, 2014, the portfolio manager did not own any shares in the Fund.

Distribution and Shareholder Servicing

Distributor

Capital Brokerage Corporation (“Distributor”), located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust on behalf of the Funds and the Distributor.  It is expected that, on or before August 29, 2014, AssetMark Brokerage, LLC, located at 1655 Grant Street, Concord, California 94520, an affiliate of the Advisor, will replace Capital Brokerage Corporation as the Distributor.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds’ shares.  The Funds did not pay any commissions or other compensation to the Distributor during the Funds’ most recent fiscal year ended March 31, 2014.

Distribution Plan

For Service Shares, the Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board.  The Plan authorizes payments by the Service Shares of the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each of the Fund’s average daily net assets.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders.  Such activities typically include: services associated with the operation of the AssetMark, Inc. investment platform (the “AssetMark Platform”) through which the Funds are primarily distributed; advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of  sales and marketing materials; dissemination of prospectuses, annual and semi-annual reports; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one that a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan, and is not subject to the Plan’s limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event may such payments exceed the maximum allowable fee.  It is therefore possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases each Fund’s expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund’s net assets.

Rule 12b-1 requires that (i) the Board receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made; (ii) the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Table of Contents - Statement of Additional Information
64

For the fiscal year ended March 31, 2014, the following amounts were paid pursuant to the Distribution Plan:

	12b-1 Expenses Paid
Fund Name	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to intermediaries	Compensation to sales personnel	Interest, carrying or other finance charges	Other
Global Real Return Fund	$0	$0	$0	$163,005	$0	$0	$0
Opportunistic Fixed Income Fund	$0	$0	$0	$375,695	$0	$0	$0
Strategic Asset Allocation Fund	$0	$0	$0	$649,542	$0	$0	$0
Tactical ConstrainedSM Asset Allocation Fund	$0	$0	$0	$576,282	$0	$0	$0
Tactical UnconstrainedSM Asset Allocation Fund	$0	$0	$0	$865,355	$0	$0	$0
Absolute Return Asset Allocation Fund	$0	$0	$0	$1,200,580	$0	$0	$0
Multi-Asset Income Asset Allocation Fund	$0	$0	$0	$235,013	$0	$0	$0
Fixed Income Allocation Fund	$0	$0	$0	$544,724	$0	$0	$0
Altegris® Diversified Alternatives Allocation Fund	$0	$0	$0	$394,273	$0	$0	$0

The Advisor’s primary business is to operate the AssetMark, Inc. investment platform (the “AssetMark Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the AssetMark Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the AssetMark Platform.

AssetMark invests a portion of its revenues from operating the AssetMark Platform back into the program in the form of allowances to certain participating financial advisors that utilize the platform.  Under its Business Development Allowance Program, qualifying representatives (“Financial Advisors”) of financial advisory firms (“Financial Advisory Firms”) are entitled to receive a quarterly business development allowance for reimbursement for qualified marketing/practice development expenses incurred by the individual Financial Advisor.  For the 2013 calendar year, participating Financial Advisors were reimbursed an average of $2,013.  Additionally, certain Financial Advisory Firms enter into marketing arrangements with AssetMark whereby the Firms receive compensation and/or allowances in amounts based either upon a percentage of the value of new or existing Account assets of Clients referred to AssetMark by Financial Advisors, or a flat dollar amount.  These arrangements provide for the communication of AssetMark’s service capabilities to Financial Advisors and their Clients in various venues including participation in meetings, conferences and workshops.  In addition to the fee reductions and/or allowances granted the financial advisory firm by AssetMark, AssetMark may agree to provide the financial advisory firm or its Financial Advisors with organizational consulting, education, training and marketing support.

AssetMark may sponsor annual conferences for participating Financial Advisory Firms and/or Financial Advisors designed to facilitate and promote the success of the AssetMark Platform and its participating Financial Advisory Firms and/or Financial Advisors.  AssetMark may offer portfolio strategists, investment managers and investment management firms, who may also be sub-advisors for the GuideMarkSM Funds, the opportunity to contribute to the costs of AssetMark’s annual conference and be identified as a sponsor of a portion of the conference.  AssetMark also may bear the cost of travel related expenses for certain Financial Advisors to attend AssetMark’s annual conference, quarterly meeting, or to conduct due diligence visits to AssetMark’s offices.  Financial Advisors may also receive discounted pricing on affiliate coaching programs as well as other practice management related services.  AssetMark may also offer credit incentives for customized marketing material. Certain Financial Advisors may be selected by AssetMark to provide feedback on AssetMark’s services, technology or other business processes for further improvement.  For their participation, these Financial Advisors may receive nominal compensation from AssetMark.  In addition, AssetMark may, from time to time, contribute to the costs incurred by participating Financial Advisory Firms in connection with conferences or other client events conducted by Financial Advisory Firms and their Financial Advisors.

Table of Contents - Statement of Additional Information
65

The primary method of distributing the Funds is through the AssetMark Platform, and the Advisor is responsible for all aspects of the operation of the AssetMark Platform.  In addition, intermediaries facilitate the operation of the AssetMark Platform by maintaining investor accounts, and providing back office, shareholder and recordkeeping services that enable investors to access the Funds and other funds.  Service Shares of the Funds pay Rule 12b-1 fees to the intermediaries, and the intermediaries, in turn, pay a negotiated portion of those fees back to the Advisor for services it provides in connection with the AssetMark Platform, including: establishing and maintaining electronic communication channels with the intermediaries and the Funds’ transfer agent; processing investor transactions under relevant asset allocation models and packaging order information for delivery to the intermediaries; maintaining shareholder records; generating quarterly holdings, performance and account summary reports; and generally assisting in the operation of the AssetMark Platform.  These types of negotiated payments are common among intermediaries and the managed account platform providers that use them.  The amounts paid to the Advisor are included in the column entitled “Payments to intermediaries” shown in the table above.

With the exception of payments to the Advisor in its capacity as the sponsor of the AssetMark Platform as described above, no “interested person” of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a direct or indirect financial interest in the Plan or any related agreement.

Shareholder Servicing

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders.  Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

Each Fund paid the following shareholder servicing fees for the fiscal years ended March 31, 2014,  March 31, 2013 and March 31, 2012:

Fund	2014	2013	2012
Global Real Return Fund	$42,381	$62,084	$85,894
Opportunistic Fixed Income Fund	$120,222	$144,282	$146,547
Strategic Asset Allocation Fund	$237,200	$194,191	$55,612
Tactical Constrained SM Asset Allocation Fund	$210,071	$185,704	$55,681
Tactical Unconstrained SM Asset Allocation Fund	$316,981	$247,261	$71,879
Absolute Return Asset Allocation Fund	$438,899	$398,869	$102,881
Multi-Asset Income Asset Allocation Fund*	$85,656	$33,411	N/A
Fixed Income Allocation Fund*	$200,291	$126,116	N/A
Altegris ® Diversified Alternatives Allocation Fund*	$144,009	$87,317	N/A
*	The Fund commenced operations on August 31, 2012.

Service Providers

The Trust entered into a number of agreements whereby certain parties provide various services to the Funds.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS’ address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; preparation, mailing and filing of reports; and assistance in monitoring the total number of shares sold in each state for “Blue Sky” purposes.

Table of Contents - Statement of Additional Information
66

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds’ registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals, and calculating the daily net asset value for each Fund from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.

For the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012, the Trust paid the following amounts to USBFS for administrative services (excluding fund accounting or transfer agent services):

Fund	Administration Fee Paid
	2014	2013	2012
Global Real Return Fund	$30,488	$40,647	$29,201
Opportunistic Fixed Income Fund	$94,731	$108,071	$57,877
Strategic Asset Allocation Fund	$103,578	$78,097	$15,778
Tactical ConstrainedSM Asset Allocation Fund	$93,409	$75,063	$15,897
Tactical UnconstrainedSM Asset Allocation Fund	$140,135	$99,048	$21,448
Absolute Return Asset Allocation Fund	$191,493	$160,324	$32,519
Multi-Asset Income Asset Allocation Fund*	$36,915	$12,163	N/A
Fixed Income Allocation Fund*	$85,907	$47,149	N/A
Altegris® Diversified Alternatives Allocation Fund*	$65,297	$34,021	N/A
*	The Fund commenced operations on August 31, 2012.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds (except the Opportunistic Fixed Income Fund), as well as the Funds’ Foreign Custody Manager (“Custodian”), pursuant to a custody agreement between the Custodian and the Trust.  The Custodian is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of the Custodian’s related out-of-pocket expenses.  The Custodian’s address is Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the assets of the Opportunistic Fixed Income Fund pursuant to a custody agreement between BNY Mellon and the Trust.  BNY Mellon is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of BNY Mellon’s related out-of-pocket expenses.  BNY Mellon’s address is One Wall Street, New York, NY 10286.

The Advisor provides certain administrative services to the Service Shares of the Funds, pursuant to an Administrative Services Agreement between the Trust and Advisor, for which the Advisor receives a fee of 0.25% of the average daily net assets of the Services Shares of the Funds.  The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client investment policy statement for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares, including the transfer agent and custodian.

Table of Contents - Statement of Additional Information
67

The Administrative Services Agreement between the Trust and the Advisor entered into effect on April 1, 2011. For the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012, the Trust paid the following amounts to the Advisor under the Administrative Services Agreement:

Fund	Administrative Services Fee Paid
	2014	2013	2012
Global Real Return Fund	$163,005	$221,730	$306,764
Opportunistic Fixed Income Fund	$375,695	$444,610	$506,323
Strategic Asset Allocation Fund	$649,542	$485,478	$147,267
Tactical ConstrainedSM Asset Allocation Fund	$576,282	$464,260	$147,593
Tactical UnconstrainedSM Asset Allocation Fund	$865,355	$618,155	$189,929
Absolute Return Asset Allocation Fund	$1,200,580	$997,171	$271,757
Multi-Asset Income Asset Allocation Fund*	$235,013	$83,526	N/A
Fixed Income Allocation Fund*	$544,724	$315,289	N/A
Altegris® Diversified Alternatives Allocation Fund*	$394,273	$53,616	N/A
*	The Fund commenced operations on August 31, 2012.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of an Anti-Money Laundering Compliance Officer, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

The Board has delegated implementation of certain elements of the AML Program to each Fund’s omnibus account holders, also known as intermediaries. Procedures to implement the AML Program include, but are not limited to, a determination by the Board that each Fund’s omnibus account holders have established proper anti-money laundering procedures, the omnibus account holders are reporting suspicious and/or fraudulent activity, and the omnibus account holders are performing a complete and thorough review of all new opening accounts. The Trust will not transact business with any person or entity whose identity cannot be adequately verified in accordance with the AML Program.

Codes of Ethics

The Trust, the Advisor, the Distributor and each sub-advisor have adopted codes of ethics that govern the personal securities transactions of their respective personnel.  Pursuant to each such code of ethics, their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust), subject to certain conditions.

Proxy Voting Guidelines

The Trust, the Advisor and each sub-advisor (with the exception of Altegris) have adopted procedures for voting proxies on behalf of the Funds (“Proxy Voting Guidelines”).  AssetMark retains proxy voting authority for the Altegris® Diversified Alternatives Allocation Fund.  Descriptions of such Proxy Voting Guidelines are included in Appendix B to this SAI.  When available, information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 (when available) may be obtained (1) without charge, upon request, by calling 800-352-9910 and (2) on the SEC’s website at http://www.sec.gov.

Valuation of Shares

Shares of each Fund are sold on a continuous basis at the net asset value (“NAV”) per share next computed following acceptance of an order by the Fund.  Each Fund’s NAV per share for the purpose of pricing purchase and redemption orders is generally determined at 4:00 p.m. Eastern time on each day the Fund is open as determined by the Board.  The Funds are generally open on the same days that the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Table of Contents - Statement of Additional Information
68

The NAV per share of a class of a Fund is calculated by adding the value of all assets of the Fund attributable to that share class, deducting all liabilities of the Fund attributable to that share class, and dividing by the number of outstanding shares of that share class of the Fund, the result being adjusted to the nearest cent.  Due to the fact that different expenses are charged to the Institutional and Service shares of the Funds, the NAV of the two classes of a Fund may vary.  The NAV for each Fund-of-Funds is generally based on the NAV of the Underlying Funds.  Each Fund’s daily NAV is available by calling 1-888-278-5809.

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the last quoted sale price on each business day (defined as days on which the Funds are open for business (“Business Day”)).  Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ Official Closing Price on each Business Day.  If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.  Price information on listed securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service.  The pricing service relies primarily on prices of actual market transactions as well as trader quotations.  However, the pricing service may use a matrix system to determine valuations of fixed income securities.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S. government and agency securities are valued at the mean between the most recent bid and asked prices.  Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances), assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.  During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a comparable computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.  Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company solely utilizing market values, and existing shareholders in the Fund would experience a lower yield.  The converse would apply during a period of rising interest rates.

Options traded on an exchange are valued at the last reported sale price on the exchange on which the option is traded.  If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.  Futures contracts are valued at the daily quoted settlement prices.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using procedures and methods determined by the Board.

Purchase and Redemption of Shares

The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form.  As described in the Prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds’ transfer agent (or their authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders or that could adversely affect the Fund or its operations.

Table of Contents - Statement of Additional Information
69

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash.  Shareholders may incur subsequent brokerage charges on the sale of any such securities so received in payment of redemptions.  A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Trust redeemed.

Certain affiliates of the Advisor that are investors in Service Shares of a Fund have a right to exchange their Service Shares for Institutional Shares of the same Fund because for those entities the distribution and administrative service fees paid for the Services Shares are not warranted in light of the nature of the investor and the lack of sales and administrative activity associated with such investments.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for business.  The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit.  The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor and/or the Custodian are not open for business.

Portfolio Transactions

Assets of a Fund are invested by the Advisor and the sub-advisors in a manner consistent with the Fund’s investment objectives, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time.  Within this framework, the Advisor and sub-advisors are responsible for making all determinations as to the purchase and sale of portfolio securities for a Fund, and for taking all steps necessary to implement securities transactions on behalf of a Fund.  When placing orders, the Advisor and sub-advisors will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.

The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities.  The Advisor may, from time to time, request that sub-advisors direct trades to certain brokers that provide favorable commission rates, subject to the sub-advisor’s obligation to obtain best execution.  The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.

For securities traded in the over-the-counter markets, the Advisor or sub-advisors deal directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Advisor or sub-advisors negotiate commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor or sub-advisors generally seek reasonably competitive commission rates, a Fund does not necessarily pay the lowest commissions available.  The Board periodically reviews the commission rates and the allocation of orders.

When consistent with the objectives of best price and execution, portfolio transactions may be placed with broker-dealers who furnish investment research or services to the sub-advisors.  The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided.  Such research or services include advice, both orally and in writing, as to:  the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among sub-advisors and the suitability of sub-advisors.  To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or sub-advisor, the Advisor or sub-advisor receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.  Such research or services provided by a broker-dealer through whom the Advisor or a sub-advisor effects securities transactions for a Fund may be used by the Advisor or sub-advisor in servicing all of its accounts.  In addition, the Advisor or sub-advisor may not use all of the research and services provided by such broker-dealer in connection with the Fund.

Table of Contents - Statement of Additional Information
70

The Trust may also enter into arrangements, commonly referred to as “brokerage/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of a Fund’s custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker.  The Advisor or sub-advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor or sub-advisor.  If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts.  The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The brokerage commissions paid by the Funds for the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012 are shown below.

	Total Brokerage Fees Paid
Fund	2014	2013	2012
Global Real Return Fund	$20,386	$33,052	$73,397
Opportunistic Fixed Income Fund	$8,664	$19,393	$16,579
Strategic Asset Allocation Fund	$11,220	$13,257	$12,084
Tactical ConstrainedSM Asset Allocation Fund	$34,430	$37,017	$16,884
Tactical UnconstrainedSM Asset Allocation Fund	$149,543	$141,984	$73,725
Absolute Return Asset Allocation Fund	$143,241	$60,287	$34,307
Multi-Asset Income Asset Allocation Fund*	$32,166	$11,087	N/A
Fixed Income Allocation Fund*	$36,842	$28,540	N/A
Altegris® Diversified Alternatives Allocation Fund*	$0	$0	N/A
*	The Fund commenced operations on August 31, 2012.

For the fiscal year ended March 31, 2014, the Funds paid the following brokerage commissions to brokers who also provided research services.  The dollar values of the securities traded for the fiscal year ended March 31, 2014 are shown below:

	Commissions Paid for Soft- Dollar Arrangements	Dollar Value of Securities Traded
Fund
Global Real Return Fund	$0	$0
Opportunistic Fixed Income Fund	$360	$501,650
Strategic Asset Allocation Fund	$0	$0
Tactical ConstrainedSM Asset Allocation Fund	$0	$0
Tactical UnconstrainedSM Asset Allocation Fund	$0	$0
Absolute Return Asset Allocation Fund	$0	$0
Multi-Asset Income Asset Allocation Fund	$0	$0
Fixed Income Allocation Fund	$0	$0
Altegris® Diversified Alternatives Allocation Fund	$0	$0

Table of Contents - Statement of Additional Information
71

The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  The following tables identify, for each applicable Fund, those brokers or dealers and the value of the Fund’s aggregate holdings of the securities of each such issuer as of the fiscal year ended March 31, 2014.

Opportunistic Fixed Income Fund
Broker-Dealer	Aggregate Value
Bank of America	$4,054,984
JPMorgan Chase & Co.	$2,606,615
Citigroup	$2,178,559
Credit Suisse	$1,924,355

The Funds not included in the tables above did not hold securities of their regular brokers or dealers, as of March 31, 2014.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor or sub-advisors, investment considerations warrant such action.  The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

For the fiscal years ended March 31, 2014 and March 31, 2013 the Funds had the following portfolio turnover rates:

	Portfolio Turnover Rates
Fund *	2014	2013
Global Real Return Fund	36.72%	35.26%
Opportunistic Fixed Income Fund	66.49%	101.49%
Strategic Asset Allocation Fund	30.35%	18.44%
Tactical ConstrainedSM Asset Allocation Fund	69.17%	67.22%
Tactical UnconstrainedSM Asset Allocation Fund	244.90%	195.89%
Absolute Return Asset Allocation Fund	134.44%	64.86%
Multi-Asset Income Asset Allocation Fund*	100.40%	21.35%
Fixed Income Allocation Fund*	67.82%	18.75%
Altegris® Diversified Alternatives Allocation Fund*	40.26%	16.16%
*	The Fund commenced operations on August 31, 2012.

Taxes

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Unless otherwise indicated, the discussion below with respect to the Fund includes its pro rata share of the dividends and distributions paid by any Underlying Funds.

Table of Contents - Statement of Additional Information
72

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.  In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

Table of Contents - Statement of Additional Information
73

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate  may result in higher taxes. This is because a Fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of capital gains” below.  For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes.  See, “Non-U.S. Investors – Capital gain dividends” and “– Short-term capital gain dividends and interest-related dividends” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Table of Contents - Statement of Additional Information
74

	Capital losses expiring:
				Indefinite
	3/31/17	3/31/18	3/31/19	Short Term	Long Term
Global Real Return Fund	$–	$–	$–	$2,481,719	$4,245,143
Opportunistic Fixed Income Fund	–	–	–	2,236,131	834,567
Strategic Asset Allocation Fund	–	–	–	–	–
Tactical ConstrainedSM Asset Allocation Fund	–	–	–	–	–
Tactical UnconstrainedSM Asset Allocation Fund	–	–	–	–	–
Absolute Return Asset Allocation Fund	–	–	–	5,378,126	994,929
Multi-Asset Income Asset Allocation Fund	–	–	–	–	–
Fixed Income Allocation Fund	–	–	–	1,521,565	643,019
Altegris® Diversified Alternatives Allocation Fund	–	–	–	–	89,500

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

1.	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
2.
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Fund of funds.  If the Fund is a fund of funds, distributions by the Underlying Funds, redemptions of shares in the Underlying Funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains.  A fund of funds generally will not be able to currently offset gains realized by one Underlying Fund in which the fund of funds invests against losses realized by another Underlying Fund.  If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.  Also, except with respect to qualified fund of funds discussed below, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see, “Taxation of Fund Distributions — Pass-through of foreign tax credits” below), (b) is not eligible pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by a fund of funds from interest earned by an Underlying Fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, “U.S. government securities” below).  However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see, “Taxation of Fund Distributions — Qualified dividend income for individuals” and “— Dividends-received deduction for corporations” below).  A qualified fund of funds, i.e. a Fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.

Table of Contents - Statement of Additional Information
75

Federal excise tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year.  Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Investment in Commodities - Altegris® Diversified Alternatives Allocation Fund.  Certain Underlying Funds in which the Altegris® Diversified Alternatives Allocation Fund invests may invest in the stock of its own wholly-owned subsidiary (the Subsidiary) to gain exposure to the commodity markets. This strategy may cause the Underlying Fund to realize more ordinary income than would be the case if the Underlying Fund invested directly in commodities. Also, these commodity-linked investments and the income earned thereon must be taken into account by the Underlying Fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.

Distribution requirement. The Underlying Fund intends to distribute the Subsidiary’s income each year in satisfaction of the Underlying Fund’s Distribution Requirement. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Underlying Fund. As such, the Underlying Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (subpart F income), whether or not such earnings are distributed by the Subsidiary to the Underlying Fund. Subpart F income will be distributed by the Underlying Fund to shareholders each year as ordinary income and will not be qualified dividend income eligible for taxation at long-term capital gain rates. The Subsidiary likely will also be classified as a PFIC as defined below in “Tax Treatment of Portfolio Transactions — PFIC Investments” but the CFC rules supersede the PFIC rules.

Income requirement.  As described above, the Underlying Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. See, “Tax Treatment of Portfolio Transactions — Investments in commodities — structured notes, corporate subsidiary and certain ETFs.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As a result, the Underlying Fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. The IRS has issued a number of private letter rulings to mutual funds, which indicate that income from a Fund’s investment in certain commodity-linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income.  It is not anticipated that all of the Underlying Funds in which the Fund may invest will have received such a private letter ruling.  However, the IRS suspended issuance of any further private letter rulings in July 2011 pending a review of its position.  Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Underlying Fund retroactively), it could limit the Underlying Fund’s ability to pursue its investment strategy and the Underlying Fund might not qualify as a regulated investment company for one or more years.  In this event, the Board may authorize a significant change in investment strategy or Underlying Fund liquidation.  In lieu of potential disqualification, the Underlying Fund is permitted to pay a tax for certain failures to satisfy the Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.  The Underlying Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.

Table of Contents - Statement of Additional Information
76

Asset diversification test. For purposes of the Asset Diversification Test, the Underlying Fund’s investment in the Subsidiary would be considered a security of one issuer. Accordingly, the Underlying Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of the Underlying Fund’s total assets in order to satisfy the Asset Diversification Test.

Taxation of the Subsidiary. On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Underlying Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary’s investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements discussed below.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income.  The Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “Qualified dividend income for individuals” and “Dividends-received deduction for corporations”

Distributions of capital gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Table of Contents - Statement of Additional Information
77

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs” below).

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Table of Contents - Statement of Additional Information
78

Pass-through of foreign tax credits.  If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a Fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.  The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  See, “Tax Treatment of Portfolio Transactions – Securities lending” below.

Tax credit bonds.  If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see, “Taxation of the Fund —Fund of funds” above.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax.  A 3.8% Medicare ta is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Table of Contents - Statement of Additional Information
79

Tax basis information. Your broker-dealer or other financial intermediary (such as a bank or financial advisor) (collectively, “broker-dealers”) is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known (referred to as “covered shares”) and which are disposed of after that date.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.  Your broker-dealer will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS.  However your broker-dealer is not required to, and in many cases, does not possess the information to take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the broker-dealer and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.  Please contact your broker-dealer with respect to reporting of cost basis and available elections for your account.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders.  This section should be read in conjunction with the discussion above under “Investment Policies and Associated Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If a Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Table of Contents - Statement of Additional Information
80

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Table of Contents - Statement of Additional Information
81

Foreign currency transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.  In certain cases, a Fund may make an election to treat such gain or loss as capital.

PFIC investments. A Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election.  If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment.  A Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Table of Contents - Statement of Additional Information
82

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.

Investments in partnerships and QPTPs.   For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.  While the rules are not entirely clear with respect to a Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a Fund to fail to qualify as a regulated investment company.  Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a Fund with respect to items attributable to an interest in a QPTP.  Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

To the extent an MLP is a partnership (whether or not a QPTP), some amounts received by a Fund with respect to an investment in MLPs will likely be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a Fund will likely realize taxable income in excess of economic gain with respect to those MLP interests (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its Distribution Requirement. A Fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a Fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Table of Contents - Statement of Additional Information
83

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs, controlled foreign corporations (“CFCs”), or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in PFICs are discussed above.

Investments in commodities — structured notes, corporate subsidiary and certain ETFs.  Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund.”  Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the Fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this Statement of Additional Information, the IRS suspended the issuance of any further private letter rulings in July 2011 pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a Fund’s use of commodity-linked notes, or a corporate subsidiary, the Fund may no longer be able to utilize commodity index-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a Fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a Fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the Fund must continue to satisfy to maintain its status as a regulated investment company. A Fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement.  If a Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Securities lending.  While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Table of Contents - Statement of Additional Information
84

Investments in securities of uncertain tax character.   A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

●	provide your correct social security or taxpayer identification number,
●	certify that this number is correct,
●	certify that you are not subject to backup withholding, and
●	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends.  In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Short-term capital gain dividends and interest-related dividends.  The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired.  With respect to taxable years of the Fund that began before January 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.  Similarly, with respect to taxable years of the Fund that began before January 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.    It is currently unclear whether Congress will extend these exemptions to taxable years of a Fund beginning on or after January 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect.  If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Table of Contents - Statement of Additional Information
85

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity.  A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”).  If a RIC is a qualified investment entity and  the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a non-US shareholder from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

Table of Contents - Statement of Additional Information
86

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”).  Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Table of Contents - Statement of Additional Information
87

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Performance Information

The Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to the Funds or to the Advisor, should be considered in light of a Funds’ investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Funds’ independent registered public accounting firm, whose services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as the Funds’ legal counsel.

Financial Statements

The 2014 Annual Report for the Funds for the fiscal period ended March 31, 2014 is a separate document than this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

Table of Contents - Statement of Additional Information
88

Appendix A

Standard & Poor’s® (“S&P®”) Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P®. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB,” “B,” “CCC” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reversed for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service©, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Table of Contents - Statement of Additional Information
A-1

B-Bonds which are rated “B” generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch, Inc.© Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Table of Contents - Statement of Additional Information
A-2

Appendix B
The following information is a summary of the proxy voting guidelines for the Advisor and the sub-advisors.

ASSETMARK, INC.
GPS Funds II

I	BACKGROUND

In accordance with Rule 206(4)-6 under the Advisers Act, a registered investment adviser should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment adviser and clients are resolved, disclose how clients may obtain information on how the investment adviser voted proxies, and describe its proxy voting procedures and furnish a copy upon request.  Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment adviser.

II	POLICY

AssetMark owes each client duties of care and loyalty with respect to the services undertaken for them, including the voting of proxies. In those circumstances where AssetMark will be voting proxies of portfolio securities held directly by a client, AssetMark, guided by general fiduciary principles, will act prudently and solely in the best interest of its clients.  AssetMark will attempt to consider all factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.

If the account is invested in an Investment Solution managed by Savos Investments, a division of AssetMark (“Savos”) or invested in Private Client Group (“PCG”) accounts custodied at AssetMark Trust Company (“AssetMark Trust”), an affiliated trust company, the client designates Savos as its agent to vote the proxies on securities in the account.  Savos may consult with the Investment Management Firm who recommended the security for their recommendation on the manner in which to vote the proxy.  PCG clients retain the right to vote proxies if their account is held at Schwab.  AssetMark will not vote proxies on securities held in the third party investment solutions or the Guided Portfolios, unless the account is held at AssetMark Trust.  AssetMark Trust has the operational capability to deliver proxies and prospectuses at the holding level, which allows it to comply with this policy and deliver proprietary and affiliated mutual fund prospectus’ and proxies to the client.

Under both Advisor and Referral Model, if the account is invested in a CMA, Manager Select or a third party IMA Investment Solution, the client designates the applicable Investment Management Firm as its agent to vote proxies on securities in the account. However, the client retains the right to vote proxies and may do so by notifying AssetMark in writing of the desire to vote future proxies.

The designation of Savos, the Investment Management Firm, or the client to vote proxies may not apply to securities that may have been loaned pursuant to a securities lending arrangement.

For the sub-advised proprietary mutual funds, AssetMark generally has contractually delegated each Fund’s proxy voting authority to its respective Sub-Advisor(s), as applicable.  The Compliance group monitors proxy voting activities of AssetMark and the Sub-Advisors to ensure compliance with underlying proxy voting guidelines; coordinates the preparation of the annual Form N-PX filing; and performs an annual review of the Funds’ proxy voting program to confirm that review, monitoring and filing processes are satisfied.  AssetMark will review each Sub-Advisor’s proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC.  AssetMark will report to the Boards at least annually regarding the compliance of AssetMark’s proxy voting guidelines and each Sub-Advisor’s proxy voting guidelines with such SEC standards, including the procedures that AssetMark and each Sub-Advisor uses when a vote presents a conflict between the interests of Fund shareholders and those of AssetMark or the Sub-Advisor, respectively.  The Sub-Advisors shall report to AssetMark on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved.  AssetMark shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the Sub-Advisors.  AssetMark will also report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

Table of Contents - Statement of Additional Information

In the instance of the Trusts held in client accounts at AssetMark Trust, AssetMark Trust will vote 100% of the shares it holds in custody for AssetMark clients in the proportion of the votes received from beneficial shareholders whose shares AssetMark Trust holds in custody. This is known as “mirror voting.”

III	RESPONSIBILITY

AssetMark is responsible for monitoring the votes cast by the independent proxy voting service. For paper proxies received on mutual funds held in the AssetMark investment solutions, AssetMark is responsible for voting these proxies.  On an annual basis AssetMark will certify that it voted in a manner consistent with their fiduciary duties to the clients.

The Compliance group is responsible for overseeing and monitoring compliance with the Proxy Voting Policy.  To this end, Compliance will verify that proxies are voted in accordance with the policy and in a timely manner, by sampling proxies voted on a periodic basis.

IV	PROCEDURES

Use of Independent Proxy Voting Service
For certain holdings in client accounts, AssetMark has contracted with Glass Lewis & Co. (“GL”) to vote proxies on its behalf and has adopted the GL Proxy Paper Policy Guidelines.  Under this arrangement, GL is contracted to vote all proxies according to the adopted guidelines, and is charged with ensuring timely votes. These guidelines outline in detail the method for determining how to vote, and are found in Exhibit A to the Adviser Compliance Manual.  Under this arrangement, GL will generally vote all securities that are eligible to be voted using the Broadridge ProxyEdge system. This arrangement only includes securities where the custodian or transfer agent can be instructed to deliver proxies directly to the ProxyEdge system. Securities exempted are generally those not custodied or sub-custodied at a broker-dealer or at any transfer agent for the Trusts, such as mutual fund shares that are held in omnibus accounts directly with a mutual fund family. For such securities, AssetMark will vote these shares directly and not use the ProxyEdge system, but will generally follow the GL guidelines, unless AssetMark is provided with direction from third party Investment Management Firms, as noted below.

AssetMark retains the authority, in its discretion, to override any votes cast by GL. Because AssetMark relies on third party Investment Management Firms to provide individual securities selections for investments in its client accounts, these firms may provide direction on how to vote proxies. When AssetMark receives specific instructions, AssetMark is likely to override the vote cast by GL, if it is different than the GL recommendation. Documentation of the override will be retained.

GL’s guidelines outline AssetMark’s duties to clients when voting proxies. AssetMark is responsible in certain circumstances to ensure its fiduciary duties are exercised appropriately.

Summarized Proxy Voting Guidelines
These summarized guidelines apply to proxies received through ProxyEdge, as well as outside of the ProxyEdge system.

1.	Duty of Care
GL’s proxy policy ensures the monitoring of corporate events and the voting of client proxies. As noted above, in certain instances AssetMark will vote shares directly but generally follow GL guidelines. However, there may be instances when it is in the best interests of the client to refrain from voting (such as when AssetMark determines that the cost of voting exceeds the expected benefit to the client).

2.	Duty of Loyalty
AssetMark, with assistance from GL, will ensure proxy votes are cast in a manner consistent with the best interests of the client. AssetMark and/or GL will use the following process to address conflicts of interest: a) identify potential conflicts of interest; b) determine which conflicts, if any, are material; and c) establish procedures to ensure that AssetMark’s voting decisions are based on the best interests of clients and are not a product of the conflict.

Table of Contents - Statement of Additional Information

a)	Identify Potential Conflicts of Interest.
Conflicts of interest may occur due to business, personal or family relationships. Potential conflicts may include votes affecting AssetMark or its affiliates. An example of a potential conflict would be the solicitation of proxies to vote on the approval of a 12b-1 plan for a mutual fund in which AssetMark client assets are invested when that fund, or a service provider to that fund, pays, or may potentially pay, administrative service fees to AssetMark’s affiliate, AssetMark Trust. Another potential conflict of interest may be for AssetMark to cast a vote for a proxy issued by the GPS Funds, since it directly manages the fund of funds, or for AssetMark to cast a vote for a proxy issued by the Altegris Funds, since these funds are managed by an affiliate of AssetMark.

b)	Determine which Conflicts are Material.
A “material” conflict should generally be considered as one that is reasonably likely to be viewed as important by the average shareholder. For example, an issue may not be viewed as material unless it has the potential to affect at least 1% of an advisor’s annual revenue.

c)	Establish Procedures to Address Material Conflicts.
AssetMark has established multiple methods to address voting items it has identified as those in which it has a material conflict of interest.

■	Use an independent third party to recommend how a proxy presenting a conflict should be voted or authorize the third party to vote the proxy. AssetMark’s use of GL facilitates this process.
■	Refer the proposal to the client and obtain the client’s instruction on how to vote.
■	Disclose the conflict to the client and obtain the client’s consent to AssetMark’s vote.

3.	Additional Considerations
AssetMark may have different voting policies and procedures for different clients and may vote proxies of different clients differently, if appropriate in the fulfillment of its duties.

Proxy Voting Involving GuidePath Fund of Funds
Certain Funds advised by AssetMark operate as a “fund of funds” (“FOFs”) by investing their assets in exchange-traded securities of other investment companies and other open-end investment companies. Additionally, the FOFs invest in funds that are proprietary to AssetMark or to its affiliates, such as the GuideMark Funds or the Altegris Funds (“Underlying Proprietary Funds”). Proxy voting described in this section refers to the GuidePath FOFs.

Voting Proxies of Underlying Funds
a)      Where a FOFs is not the Sole Shareholder of the Underlying Fund
If a FOFs is not the Sole Shareholder of the Underlying Proprietary Fund and there is no material conflict of interest, AssetMark will vote proxies relating to shares of the Underlying Proprietary Fund in the same proportion as the vote of all other holders of such Underlying Proprietary Fund shares.

Note:  The Participation Agreements entered into by a FOFs to take advantage of certain Section 12 exemptive relief requires that if, as a result of a decrease in an Underlying Fund’s outstanding shares, a FOFs’ Advisory Group 1   or any FOFs’ Sub-Advisory Group 2 , each in the aggregate, becomes a holder or beneficial owner of more than 25% of the outstanding shares of an Underlying Fund, a FOFs’ Advisory Group or a FOFs’ Sub-Advisory Group, as applicable, will vote its shares of the Underlying Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

1             A “FOFs’ Advisory Group” consists of AssetMark and any person controlling, controlled by, or under common control with AssetMark, and any investment company and any issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act that is advised by AssetMark or any person controlling, controlled by, or under common control with AssetMark.
2             A “FOF’s Sub-Advisory Group” consists of any subadvisor to a FOF, any person controlling, controlled by, or under common control with such subadvisor, and any investment company or issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (or portion of such investment company or issuer) advised by such subadvisor or any person controlling, controlled by or under common control with such subadvisor

Table of Contents - Statement of Additional Information

b)     Where a FOFs is the Sole Shareholder of the Underlying Fund
In the event that one or more FOFs are the sole shareholders of an Underlying Fund, AssetMark or the Sub-Advisor(s) to GuidePath Funds will vote proxies relating to the shares of the Underlying Proprietary Fund as set forth below unless the Board elects to have a FOF seek voting instructions from the shareholders of a FOF in which case a FOF will vote proxies relating to shares of the Underlying Proprietary Fund in the same proportion as the instructions timely received from such shareholders.

●	Where Both the Underlying Fund and a FOFs are Voting on Substantially Identical Proposals
In the event that the Underlying Proprietary Fund and a FOFs are voting on substantially identical proposals (the “Substantially Identical Proposal”), then AssetMark or the Sub-Advisor(s) of GuidePath Funds will vote proxies relating to shares of the Underlying Proprietary Fund in the same proportion as the vote of the shareholders of a FOFs on the Substantially Identical Proposal.

●	Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By a FOFs

o	Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and AssetMark or the Sub-Advisor(s) Relating to the Proposal
In the event that a FOFs is voting on a proposal of the Underlying Proprietary Fund and a FOFs is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Proprietary Fund and AssetMark or the Sub-Advisor(s) relating to the Proposal, then AssetMark or the Sub-Advisor(s) will vote proxies relating to the shares of the Underlying Fund pursuant to their respective Proxy Voting Procedures.

o	Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and AssetMark or the Sub-Advisor(s) Relating to the Proposal

In the event that a FOFs is voting on a proposal of the Underlying Proprietary Fund and a FOFs is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Proprietary Fund and AssetMark or the Sub-Advisor(s) relating to the Proposal, then a FOFs will seek voting instructions from the shareholders of a FOFs on the proposal and will vote proxies relating to shares of the Underlying Proprietary Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which AssetMark or a Sub-Advisor, or one of their affiliates, has a material economic interest.

Disclosure Requirements
In addition to implementing these policies regarding the voting of proxies, AssetMark shall also provide clients with a concise summary of its Proxy Voting Policy and, upon request, provide clients with a copy of this Policy. It is anticipated that AssetMark will usually provide clients with the summary of its Policy by delivery of its Rule 204-3 disclosure document, Form ADV Part 2A and Appendix 1, as applicable to the services provided the client. This concise summary will also disclose how clients may obtain information about how AssetMark voted their securities.

Table of Contents - Statement of Additional Information

Record Keeping Requirements
AssetMark will retain the following types of records relating to proxy voting:
1.	This Proxy Voting Policy and all amendments thereto, as well as the GL guidelines.
2.
Proxy statements received for client securities.  AssetMark may rely on proxy statements filed on EDGAR instead of keeping copies or, if applicable, rely on statements maintained by a proxy voting service provided that AssetMark has obtained an undertaking from the service that it will provide a copy of the statements promptly upon request.

3.
Records of votes cast on behalf of clients by AssetMark or GL. AssetMark relies on the records of proxy voted pursuant to GL’s recommendations as maintained in ProxyEdge.  The records of votes cast shall also include documentation of any AssetMark or ISG overrides of a GL recommendation

4.	Any document prepared by AssetMark that is material to making a proxy voting decision or that memorialized the basis for that decision.

Table of Contents - Statement of Additional Information

Loomis, Sayles & Company, L.P.
Proxy Voting Policy
Sub-Advisor to the Opportunistic Fixed Income Fund

1. GENERAL

A. Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that, the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B. General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1.
Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2.
Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3.
Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

Table of Contents - Statement of Additional Information

4.
Abstain from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client’s behalf, such as when ballot delivery instructions have not been processed by a client’s custodian, the Proxy Voting Service has not received a ballot for a client’s account or under other circumstances beyond Loomis Sayles’ control.

5.
Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6.
Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7.
Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles’s representatives.

8.
Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C. Proxy Committee.

1.
Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2.	Duties. The specific responsibilities of the Proxy Committee, include,

a.	to develop, authorize, implement and update these Proxy Voting Procedures, including
(i) annual review of these Procedures to ensure consistency with internal policies and regulatory agency policies,
(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and
(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b.	to oversee the proxy voting process, including;
(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,
(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and
(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate;

c.	to engage and oversee third-party vendors, including Proxy Voting Services; and

Table of Contents - Statement of Additional Information

d.	to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3.	Standards.

a.
When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b.
When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4.
Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

D.	Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy

Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E. Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

Table of Contents - Statement of Additional Information

2.	PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock:  Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights:  Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares (for certain foreign issuers): Vote for proposals by boards of non-US issuers where: (1) the board’s authority to issue shares with preemptive rights is limited to a nominal value of no more than 33% of the issuer’s issued ordinary share capital; or (2) the board’s authority to issue shares without preemptive rights is limited to a nominal value of no more than 5% of the issuer’s issued ordinary share capital, to the extent such limits continue to be consistent with the guidelines issued by the Association of British Insurers and other UK investor bodies; and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A.
Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B.
Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C.	Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name:  Vote for changing the corporate name.

Confidential Voting:  Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Delivery of Electronic Proxy Materials:  Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A.
Vote for proposals involving routine matters such as election of Directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B.
Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders.  Vote against nominees that have attended less than 75% of board and committee meetings. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules.  Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer’s “say on pay” advisory vote.  A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

Table of Contents - Statement of Additional Information

C.
Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.

D.	Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

Director Related Compensation:  Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer.  Review on a case-by-case basis all other proposals.

Election of CEO Director Nominees:  Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees.  Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees.  Vote for a CEO director nominees of non-U.S.-domiciled companies that sit on more than 4 non-U.S.-domiciled company boards and committees.

Election of Mutual Fund Trustees:  Vote for nominees that oversee less than 60 mutual fund portfolios.  Review nominees on a case-by-case basis if the number of mutual fund portfolios over which a nominee has oversight is 60 or greater and the portfolios have a similar investment strategy.

Equal Access:  Vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Fair Price Provisions:

A.	Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B.	Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A.	Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B.	Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only):  Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement.  Review on a case-by-case basis proposals that do not meet the above criteria.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A.
Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be “independent,” as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B.	Vote such proposals on a case by case basis when, according to the Proxy Voting Service, the issuer’s enterprise value is less than $10 billion.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of Directors/Trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A.
Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Table of Contents - Statement of Additional Information

B.	Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162 (m) of OBRA.

C.	Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D.
Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A.	Generally vote for proposals to ratify auditors.

B.
Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.  In general, if non-audit fees amount to 35% or more of total fees paid to a company’s auditor we will vote against ratification and against the members of the audit committee.

C.	Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

Reverse Stock Splits:  Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

Right to Adjourn:  Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting:  Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders.  Vote against proposals that increase or decrease the threshold from 10%.

Share Cancellation Programs:  Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer’s treasury.

Shareholder Ability to Alter the Size of the Board:

A.	Vote for proposals that seek to fix the size of the board.

B.	Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Share Repurchase Programs:  Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends:  Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

White Squire Placements:  Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

 Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal.  Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

Table of Contents - Statement of Additional Information

3.	PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization:  Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.  A recommendation of the Proxy Voting Service will generally be followed.

Director and Officer Indemnification and Liability Protection:

A.
Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B.
Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director’s legal expenses would be covered.

Shareholder Ability to Act by Written Consent:  Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Shareholder Ability to Call Special Meetings:  Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A.	Vote against proposals that provide that directors may be removed only for cause.

B.	Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Share Retention by Executives:  Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements:  Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Supermajority Shareholder Vote Requirements:  Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A.	Vote against dual class exchange offers and dual class recapitalizations.

B.	Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the proxy voting service but may, in the consideration of the Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans:  Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Table of Contents - Statement of Additional Information

Employee Stock Ownership Plans (ESOPs): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).  A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”):  A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.	Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B.	Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.

C.
Vote for a 3 year review of executive compensation when a recommendation of the Proxy Voting Service is for the approval of the executive compensation proposal, and vote for an annual review of executive compensation when the Proxy Voting Service is against the approval of the executive compensation proposal.

Preemptive Rights:  Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Stock Option Plans:  A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.	Vote against plans which expressly permit repricing of underwater options.

B.	Vote against proposals to make all stock options performance based.

C.	Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D.	Vote for proposals that request expensing of stock options.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals:  Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures:  Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis.

Compensation in the Event of a Change in Control:  Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments: Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring:  Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions:  Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Table of Contents - Statement of Additional Information

Debt Restructurings:  Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control - Will the transaction result in a change in control of the company? Bankruptcy – Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security:  Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Disclosure of Prior Government Service:  Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Committee, be reviewed on a case-by-case basis if the Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Animal Rights:  Proposals that deal with animal rights.

Energy and Environment:  Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination:  Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues:  Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies:  Proposals relating to the Maquiladora

Standards and international operating policies.

Military Business:  Proposals on defense issues.

Northern Ireland:  Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing:  Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis:  Proposals dealing with third world debt.

Golden Coffins:  Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive’s death.

Greenmail:

A.	Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B.	Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations:  Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Table of Contents - Statement of Additional Information

Mergers and Acquisitions:  Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Mutual Fund Distribution Agreements:  Votes on mutual fund distribution agreements should be evaluated on a case-by-basis.

Mutual Fund Fundamental Investment Restrictions:  Votes on amendments to a mutual fund’s fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement:  Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A.	Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B.	Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

C.	Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access:  Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses:  Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Reincorporation Proposals:  Proposals to change a company’s domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:

A.	Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B.
Review on a case-by-case basis (I) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions.  Vote against proposals to link all executive or director variable compensation to performance goals.

Spin-offs:  Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes:  Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses: Generally, proposals concerning the following tender offer defenses should be evaluated on a case-by-case basis.

Table of Contents - Statement of Additional Information

SSgA Funds Management, Inc. (“SSgA FM”)
Proxy Voting Policy and Guidelines
Sub-Advisor to the Global Real Return Fund

State Street Global Advisors Funds Management, Inc.’s (“SSgA FM”) US Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the US. This policy complements and should be read in conjunction with SSgA FM’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSgA FM’s approach to voting and engaging with companies.

SSgA FM’s US Proxy Voting and Engagement Guidelines address areas including board structure, director tenure, audit related issues, capital structure, executive compensation, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSgA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSgA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSgA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the US, SSgA FM expects all companies to act in a transparent manner and provide detailed disclosure on board profiles, related-party transactions, executive compensation and other governance issues that impact shareholders’ long-term interests.

SSgA FM’S PROXY VOTING AND ENGAGEMENT PHILOSOPHY
In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSgA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSgA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagements to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSgA FM’s active investment teams; collaborating on issuer engagements and providing input on company specific fundamentals. SSgA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the US.

SSgA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

DIRECTORS AND BOARDS
SSgA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSgA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSgA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

Table of Contents - Statement of Additional Information

Director related proposals at US companies include issues submitted to shareholders that deal with the composition of the board or with members of a corporation’s board of directors. In deciding which director nominee to support, SSgA FM considers numerous factors.

Director Elections
SSgA FM’s director election policy focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors SSgA FM considers when evaluating governance practices include, but are not limited to the following:
●	Shareholder rights;
●	Board independence; and
●	Board structure.

If a company demonstrates appropriate governance practices, SSgA FM believes a director should be classified as independent based on the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board should meet the minimum standards of independence. Accordingly, SSgA FM will vote against a nominee at a company with appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice AND serves on a key committee of the board (compensation, audit, nominating or committees required to be fully independent by local market standards).

Conversely, if a company demonstrates negative governance practices, SSgA FM believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based on the following classification standards:
●	Is the nominee an employee of or related to an employee of the issuer or its auditor;
●	Does the nominee provide professional services to the issuer;
●	Has the nominee attended an appropriate number of board meetings; or
●	Has the nominee received non-board related compensation from the issuer.

Where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, SSgA FM will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.

Additionally, SSgA FM may withhold votes from directors based on the following:
●
When overall average board tenure is excessive and/or individual director tenure is excessive. In assessing excessive tenure, SSgA FM gives consideration to factors such as the preponderance of long tenured directors, board refreshment practices, and classified board structures;

●	When directors attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold;
●	CEOs of a public company who sit on more than three public company boards;
●	Director nominees who sit on more than six public company boards;
●
Directors of companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s);

●	Compensation committee members where there is a weak relationship between executive pay and performance over a five-year period;
●	Audit committee members if non-audit fees exceed 50% of total fees paid to the auditors; and
●	Directors who appear to have been remiss in their duties.

Director Related Proposals
SSgA FM generally votes for the following director related proposals:
●	Discharge of board members’ duties, in the absence of pending litigation, regulatory investigation, charges of fraud or other indications of significant concern;
●	Proposals to restore shareholders’ ability to remove directors with or without cause;

Table of Contents - Statement of Additional Information

●	Proposals that permit shareholders to elect directors to fill board vacancies; and
●	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSgA FM generally votes against the following director related proposals:
●	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected;
●	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy; and
●	Proposals requiring two candidates per board seat.

Majority Voting
SSgA FM will generally support a majority vote standard based on votes cast for the election of directors.

SSgA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares cast) to pass or repeal certain provisions.

Annual Elections
SSgA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders rights plan.

Cumulative Voting
SSgA FM does not support cumulative voting structures for the election of directors.

Separation Chair/CEO
SSgA FM analyzes proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including but not limited to, a company’s performance and the overall governance structure of the company.

Proxy Access
SSgA FM will consider proposals relating to Proxy Access on a case-by-case basis .

SSgA FM will evaluate the company’s specific circumstances, the impact of the proposal on the target company and its potential effect on shareholder value.
Considerations include but are not limited to the following:
●       The ownership thresholds and holding duration proposed in the resolution;
●       The binding nature of the proposal;
●       The number of directors that shareholders may be able to nominate each year;
●       Company performance;
●       Company governance structure;
●       Shareholder rights; and
●       Board performance.

Age/Term Limits
Generally, SSgA FM will vote against age and term limits.

Approve Remuneration of Directors
Generally, SSgA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

Table of Contents - Statement of Additional Information

Indemnification
Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Classified Boards
SSgA FM generally supports annual elections for the board of directors. In certain cases, SSgA FM will support a classified board structure; if the board is composed of 80 percent independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and consideration of other governance factors, including, but not limited to, shareholder rights and antitakeover devices.

Confidential Voting
SSgA FM will support confidential voting.

Board Size
SSgA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

AUDIT RELATED ISSUES

Ratifying Auditors and Approving Auditor Compensation
SSgA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSgA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

SSgA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.1

CAPITAL RELATED ISSUES
Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

Increase in Authorized Common Shares
In general, SSgA FM supports share increases for general corporate purposes up to 100% of current authorized stock.

SSgA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for US firms.

Table of Contents - Statement of Additional Information

When applying the thresholds, SSgA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares
SSgA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, SSgA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SSgA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). However, SSgA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Unequal Voting Rights
SSgA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

MERGERS AND ACQUISITIONS
Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include,  but are not limited to the following:
●	Offer premium;
●	Strategic rationale;
●	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;
●	Offers made at a premium and where there are no other higher bidders; and
●	Offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM may vote against a transaction considering the following:
●	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets;
●	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
●	At the time of voting, the current market price of the security exceeds the bid price.

ANTI–TAKEOVER ISSUES
Typically, these are proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision that is deemed to have an antitakeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.
Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Table of Contents - Statement of Additional Information

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans
SSgA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.

In general, SSgA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).

SSgA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Special Meetings
SSgA FM will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their bylaws if:
●	The company also does not allow shareholders to act by written consent; or
●	The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares.

SSgA FM will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their bylaws if:
●	The current ownership threshold to call for a special meeting is above 25% of outstanding shares.

SSgA FM will vote for management proposals related to special meetings.

Written Consent
SSgA FM will vote for shareholder proposals on written consent at companies if:
●	The company does not have provisions in their bylaws giving shareholders the right to call for a special meeting; or
●	The company allows shareholders the right to call for a special meeting but the current ownership threshold to call for a special meeting is above 25% of outstanding shares; and
●	The company has a poor governance profile.

SSgA FM will vote management proposals on written consent on a case-by-case basis.

Super–Majority
SSgA FM will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

REMUNERATION  ISSUES
Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.

Table of Contents - Statement of Additional Information

Advisory Vote on Executive Compensation and Frequency

SSgA FM believes executive compensation plays a critical role in aligning executives interest with shareholder’s, attracting, retaining and incentivizing key talent, and ensuring positive correlation between the performance achieved by management and the benefits derived by shareholders. SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. SSgA FM seeks adequate disclosure of different compensation elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. Further, shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance on an annual basis.

Employee Equity Award Plans

SSgA FM considers numerous criteria when examining equity award proposals. Generally, SSgA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plan are:

Excessive voting power dilution To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. SSgA FM reviews that number in light of certain factors, including the industry of the issuer.

Historical option grants Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.

Repricing SSgA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Other criteria include the following:
●	Number of participants or eligible employees;
●	The variety of awards possible; and
●	The period of time covered by the plan.

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:
●	Grants to individuals or very small groups of participants;
●	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;
●	The power of the board to exchange “underwater” options without shareholder approval; this pertains to the ability of a company to reprice options, not the actual act of repricing described above;
●	Below market rate loans to officers to exercise their options;
●	The ability to grant options at less than fair market value;
●	Acceleration of vesting automatically upon a change in control; and
●	Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive).

Share Repurchases If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) disclose a definitive number of the shares to be bought back and, (iii) disclose the time frame during which the shares will be bought back, will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments If a plan would not normally meet the SSgA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSgA FM will support the proposal to amend the plan.

Table of Contents - Statement of Additional Information

Employee Stock Option Plans
SSgA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA FM takes market practice into consideration.

Compensation Related Items
SSgA FM will generally support the following proposals:
●	Expansions to reporting of financial or compensation-related information, within reason; and
●	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee.

SSgA FM will generally vote against the following proposals:
●	Retirement bonuses for non-executive directors and auditors.

MISCELLANEOUS/ROUTINE  ITEMS
SSgA FM generally supports the following miscellaneous/routine governance items:
●	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate;
●	Opting out of business combination provision;
●	Proposals that remove restrictions on the right of shareholders to act independently of management;
●	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved;
●	Shareholder proposals to put option repricings to a shareholder vote;
●
General updating of or corrective amendments to charter and bylaws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment);

●	Change in corporation name;
●	Mandates that amendments to bylaws or charters have shareholder approval;
●	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable;
●	Repeals, prohibitions or adoption of anti-greenmail provisions;
●	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced and proposals to implement a reverse stock split to avoid delisting; and
●	Exclusive forum provisions.

SSgA FM generally does not support the following miscellaneous/ routine governance items:

●	Proposals asking companies to adopt full tenure holding periods for their executives;
●	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation;
●	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable;
●	Proposals to approve other business when it appears as voting item;
●	Proposals giving the board exclusive authority to amend the bylaws; and
●	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

ENVIRONMENTAL AND SOCIAL ISSUES
As a fiduciary, we consider the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business.

Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

Table of Contents - Statement of Additional Information

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues.  In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks on an issuer-by-issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

1)	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

Table of Contents - Statement of Additional Information

Franklin Advisers, Inc.
Summary of Proxy Voting Policies
Sub-Advisor to the Opportunistic Fixed Income Fund

Franklin Advisers, Inc. (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted.

The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the best interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or Undertakings for the Collective Investment of Transferable Securities (“UCITS”) that have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies.  The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.  The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

The Investment Manager has adopted and implemented proxy voting policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940.   To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser.  The Investment Manager’s Proxy Voting Policies and Procedures are substantially similar to those of its affiliated investment managers.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although ISS’s and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. Rather, Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Table of Contents - Statement of Additional Information

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;2

3.
The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);3

4.	The issuer is a significant executing broker dealer; 4

5.	An Access Person5 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member6 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

1 For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”
2  The top 50 vendors will be considered to present a potential conflict of interest.
3 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
4 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.
5  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
6  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Table of Contents - Statement of Additional Information

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, ISS and/or Glass Lewis analyses, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, proxy statements, their knowledge of the company and any other information publicly available.

Table of Contents - Statement of Additional Information

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents.

Table of Contents - Statement of Additional Information

Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.  The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Table of Contents - Statement of Additional Information

Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues. Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent.  However, Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources. The Investment Manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if Investment Manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.  The Investment Manager will consider on a case-by-case basis any well-drafted and reasonable proposals for proxy access considering such factors as the size of the company, ownership thresholds and holding periods, responsiveness of management, intentions of the shareholder proponent, company performance, and shareholder base.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets.  Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets.  As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers.  As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  In some foreign jurisdictions, even if Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which Investment Manager does not have sufficient notice; and (c) the exercise by the issuer of its discretion to reject the vote of Investment Manager.  Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Table of Contents - Statement of Additional Information

There may be instances in certain non-U.S. markets where split voting is not allowed.  Split voting occurs when a position held within an account is voted in accordance with two differing instructions.  Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager.  The Proxy Group will periodically review and update this list.  If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.
In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting decision.  Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken.  Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date.  However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

Table of Contents - Statement of Additional Information

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a potentially material event that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the custodian bank in an effort to retrieve the security. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities.  However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities.  Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue.  Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.
The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs.   The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster.  Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

14.	The Proxy Group is subject to periodic review by Internal Audit, compliance groups, and external auditors.

15.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

16.	The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.

17.
The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires. The Investment Manager reviews the conflicts procedures of ISS and Glass Lewis as part of the periodic due diligence process.  The Investment Manager also considers the independence of ISS and Glass Lewis on an on-going basis.

18.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

19.	At least annually, the Proxy Group will verify that:

a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;

b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

Table of Contents - Statement of Additional Information

c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and

d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order.  Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC.

Table of Contents - Statement of Additional Information

DoubleLine Capital LP
Proxy Voting Policy
Sub-Advisor to the Opportunistic Fixed Income Fund

I.	Background

This Proxy Voting, Corporate Actions and Class Actions Policy (“Policy”) is adopted by DoubleLine Capital LP and DoubleLine Equity LP (each, as applicable, “DoubleLine”, the “Adviser” or the “Firm”), DoubleLine Funds Trust and DoubleLine Equity Funds  (each, as applicable, the “Trust”) and each series of the Trusts (each an “Open-End Fund”), the DoubleLine Opportunistic Credit Fund (“DBL”) and DoubleLine Income Solutions Fund (“DSL” and, together with DBL and all of the Open-End Funds collectively, the “Funds”) to govern the voting of proxies related to securities held by the Funds and actions taken with respect to corporate actions and class actions affecting such securities, and to provide a method of reporting the actions taken and overseeing compliance with regulatory requirements.

Each private investment fund (such as, but not limited to, the DoubleLine Opportunistic Income Master Fund LP (and its related entities) and the DoubleLine Leverage Fund LP (and its related entities), each of which is a “Private Fund” and, collectively, the “Private Funds”) managed by DoubleLine also adopts this policy.

DoubleLine generally will exercise voting authority on behalf of its separate account clients (“Separate Account Clients” and together with the Funds and Private Funds, the “Clients”) pursuant to contractual delegation of such authority. Separate Account Clients that do not provide written authorization for DoubleLine to exercise voting authority are responsible for their own proxy voting, corporate actions and class actions and this Policy does not apply to them.

To the extent that voting a proxy or taking action with respect to a class action or corporate action (in each case, a “proposal”) is desirable, DoubleLine (or its designee) will seek to take action on such proposal in a manner that it believes is most likely to enhance the economic value of the underlying securities held in Client accounts and, with respect to proposals not otherwise covered by the guidelines herein, DoubleLine (or its designee) will seek to consider each proposal on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote.  DoubleLine will not respond to proxy solicitor requests unless DoubleLine determines that it is in the best interest of Clients to do so.

II.	Issue

Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Rule”), requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.  The procedures must address material conflicts that may arise between DoubleLine and a Client in connection with proxy voting.  The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting policies and procedures and to provide copies of the complete proxy voting policy and procedures to clients upon request.  Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

III.	Policy – Proxies and Corporate Actions; Role of Third-Party Proxy Agent

DoubleLine has primary responsibility for taking actions on proposals related to securities held in a Client’s portfolio.  To carry out its obligations, DoubleLine has retained a third-party proxy voting service provider, currently Glass, Lewis & Co. (“Glass Lewis”), as its proxy voting agent.  Pursuant to an agreement with DoubleLine, Glass Lewis obtains proxy ballots with respect to securities held by one or more Clients, evaluates the individual facts and circumstances relating to any proposal, and, except as otherwise provided below, votes on any such proposal in accordance with the Guidelines set forth in Attachment A hereto (the “Guidelines”).  In the event that a proposal is not adequately addressed by the Guidelines, Glass Lewis will make recommendations to DoubleLine as to how to vote on such proposal.  The portfolio manager or other authorized person of the relevant Client will review the recommendation made by Glass Lewis and will instruct Glass Lewis when a determination is made to vote against the recommendation made.  Upon the recommendation of the applicable portfolio manager or other authorized person of a particular Client, DoubleLine may override a recommendation made by Glass Lewis if DoubleLine believes such action is in the best interests of the Client.  In the event that Glass Lewis does not provide a recommendation with respect to a proposal, DoubleLine may vote on such proposal.  DoubleLine personnel are responsible for managing the relationship with Glass Lewis and/or any other third-party proxy voting service provider and for overseeing its compliance with this Policy.  DoubleLine, in its discretion, may retain another third-party proxy voting service provider in addition to or in lieu of Glass Lewis.

Table of Contents - Statement of Additional Information

The Guidelines provide a basis for making decisions in the voting of proxies and taking action with respect to class actions or corporate actions for Clients. When voting proxies or taking action with respect to class actions or corporate actions, DoubleLine’s utmost concern is that all decisions be made in the best interests of the Client and with the goal of maximizing the value of the Client’s investments.  With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether DoubleLine (or its designee) will vote (assuming it votes at all) for or against a particular type of proposal.  The applicable portfolio managers who are primarily responsible for evaluating the individual holdings of the relevant Client are ultimately responsible for overseeing the voting of proxies and taking action with respect to class actions or corporate actions for such Client (though they are not expected to review each such vote or action).  Such portfolio managers may, in their discretion, vote proxies or take action with respect to class actions or corporate actions in a manner that is inconsistent with the Guidelines (or instruct Glass Lewis to do so) when they determine that doing so is in the best interests of the Client.  In making any such determination, the portfolio managers may, in their discretion, take into account the recommendations of appropriate members of DoubleLine’s, executive and senior management, other investment personnel and, if desired, an outside service.

Limitations of this Policy . This Policy applies to voting and/or consent rights of securities held by Clients. DoubleLine (or its designee) will, on behalf of each Client (including the Funds or the Private Funds) vote in circumstances such as, but not limited to, plans of reorganization, and waivers and consents under applicable indentures.   This Policy does not apply, however, to consent rights that primarily represent decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. Such decisions, while considered not to be covered within this Policy, shall be made with the Client’s best interests in mind.  In certain limited circumstances, particularly in the area of structured finance, DoubleLine may, on behalf of clients, enter into voting agreements or other contractual obligations that govern the voting of shares.  In the event of a conflict between any such contractual requirements and the Guidelines, DoubleLine (or its designee) will vote in accordance with its contractual obligations.

In addition, where DoubleLine determines that there are unusual costs and/or difficulties associated with voting on a proposal, which more typically might be the case with respect to proposals relating to non-U.S. issuers, DoubleLine reserves the right to not vote on a proposal unless DoubleLine determines that the expected benefits of voting on such proposal exceed the expected cost to the Client, such as in situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security.

All proxies, class actions or corporate actions received shall be retained by the Chief Risk Officer or designee.  Such records shall include whether DoubleLine voted such proxy or corporate actions and, if so, how the proxy was voted.  The records also shall be transcribed into a format such that any Client’s overall proxy and corporate actions voting record can be provided upon request.

DoubleLine provides no assurance to former clients that applicable proxy, class actions or corporate actions information will be delivered to them.

IV.	Proofs of Claim

DoubleLine does not complete proofs-of-claim on behalf of Clients for current or historical holdings; however, DoubleLine will provide reasonable assistance to Clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of DoubleLine.  DoubleLine does not undertake to complete or provide proofs-of-claim for securities that had been held by any former client.   DoubleLine will complete proofs-of-claim for the Funds and Private Funds, or provide reasonable access to the applicable Fund’s or Private Fund’s Administrator to file such proofs-of-claim when appropriate.

Table of Contents - Statement of Additional Information

V.	Class Actions Policy

In the event that Client securities become the subject of a Class Action lawsuit, the applicable portfolio manager(s) will assess the value to Clients in participating in such legal action.  If the portfolio manager decides that participating in the Class Action is in the Client’s best interest, DoubleLine will recommend that the Client or its Custodian submit appropriate documentation on the Client’s behalf, subject to contractual or other authority.  DoubleLine may consider any relevant information in determining whether participation in a Class Action lawsuit is in a Client’s best interest, including the costs that would be incurred by the Client and the resources that would be expended in participating in the Class Action, including in comparison to the Client pursuing other legal recourse against the issuer.  DoubleLine also may choose to notify Clients (other than the Funds and the Private Funds) of the Class Action without making a recommendation as to participation, which would allow Clients to decide how or if to proceed.

DoubleLine provides no assurance to former clients that applicable class action information will be delivered to them.

VI.	Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, DoubleLine may not be able to take action in respect of a proposal on behalf of a Client when the Client’s relevant securities are on loan in accordance with the Client’s securities lending program and/or are controlled by a securities lending agent or custodian acting independently of DoubleLine.  Notwithstanding this fact, in the event that DoubleLine becomes aware of a proposal on which a Client’s securities may be voted and with respect to which the outcome of such proposal could reasonably be expected to enhance the economic value of the Client’s position and some or a portion of that position is lent out, DoubleLine will make reasonable efforts to inform the Client that DoubleLine is not able to take action with respect to such proposal until and unless the Client recalls the lent security.  When such situations relate to the Funds or the Private Funds, DoubleLine will take reasonable measures to recall the lent security in order to take action timely.  There can be no assurance that any lent security will be returned timely.

In certain markets where share blocking occurs, shares must be frozen for trading purposes at the custodian or sub-custodian in order to vote.  During the time that shares are blocked, any pending trades will not settle.  Depending on the market, this period can last from one day to three weeks.  Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.  For this reason, in blocking markets, DoubleLine retains the right to vote or not, based on the determination of DoubleLine’s investment personnel as to whether voting would be in the Client’s best interest.

VII.	Proxy Voting Committee

DoubleLine has established a proxy voting committee (the “Committee”) with a primary responsibility of overseeing compliance with the Policy.  The Committee, made up of non-investment executive officers, the Chief Risk Officer, and the Chief Compliance Officer (or his designee), meets on an as needed basis.  The Committee will monitor compliance with the Policy and will review potential conflicts of interest that may arise under this Policy.

VIII.	Procedures for Material Conflicts of Interest

The portfolio managers will make every reasonable effort to monitor for conflicts of interest arising between DoubleLine and a Client and for reporting any such conflict identified by the portfolio managers to the Committee.  Should material conflicts of interest arise between DoubleLine and a Client as to a proposal, the proposal shall be brought to the attention of the Committee, who shall involve other executive managers, legal counsel (which may be DoubleLine’s in-house counsel or outside counsel) or the Chief Compliance Officer as may be deemed necessary or appropriate by the Committee to attempt to resolve such conflicts.  The Committee shall determine the materiality of such conflict if the conflict cannot be resolved.  (An example of a specific conflict of interest that should be brought to the Committee is a situation where a proxy contest involves securities issued by a DoubleLine Client.  When in doubt as to a potential conflict, portfolio managers shall bring the proxy to the attention of the Committee. )

Table of Contents - Statement of Additional Information

If, after appropriate review, a material conflict between DoubleLine and a Client is deemed to exist, DoubleLine will seek to resolve any such conflict in the best interest of the Client whose assets it is voting by pursuing any one of the following courses of action: (i) voting (or not voting) in accordance with the Guidelines; (ii) convening a Committee meeting  to assess and resolve the conflict; (iii) voting in accordance with the recommendation of an independent third-party service provider chosen by the Committee; (iv) voting (or not voting) in accordance with the instructions of such Client; (v) or not voting with respect to the proposal if consistent with DoubleLine’s fiduciary obligations.

IX.	Procedures for Proxy Solicitation

In the event that any Employee of DoubleLine receives a request to reveal or disclose DoubleLine’s voting intention on a specific proxy event to a third party, the Employee must forward the solicitation request to the Chief Compliance Officer or designee.  Such requests shall be reviewed with the Committee or appropriate executive and senior management.  Any written requests shall be retained with the proxy files maintained by the Chief Operating Officer or designee.

X.	Additional Procedures for the Funds

A. Filing Form N-PX

Rule 30b1-4 under the Investment Company Act of 1940 requires mutual funds to file an annual record of proxies voted by a Fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain the Funds’ proxy voting record for the most recent twelve-month period ending June 30.

The Funds rely upon their respective fund administrator to prepare and make their filings on Form N-PX. DoubleLine shall assist the fund administrator by providing information (including by causing such  information to be provided by any third party proxy voting service for record comparison purposes as deemed necessary) regarding any proxy votes made for the Funds within the most recent twelve-month period ending June 30. DoubleLine shall retain records of any such votes with sufficient information to make accurate annual Form N-PX filings.

B. Providing Policies and Procedures

Mutual funds (including the Funds) that invest in voting securities are required to describe in their statements of additional information (“SAIs”) the policies and procedures that they use to determine how to vote proxies relating to securities held in their portfolios. The Funds also may chose to include these policies and procedures as part of their registration statement. Closed-end funds (such as DBL and DSL) must disclose their proxy voting policies and procedures annually on Form N-CSR.

Funds are required to disclose in shareholder reports that a description of the fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov. The fund administrator shall ensure that such disclosures are included when preparing shareholder reports on the Funds’ behalf. The DoubleLine Funds currently do not provide the proxy policies and procedures on their website.

A Fund is required to send the description of the fund’s proxy voting policies and procedures within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery. The Funds rely upon the fund administrator to provide this service.

XI.	Recordkeeping

A.
DoubleLine must maintain the documentation described in this policy for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years at its principal place of business.  DoubleLine will be responsible for the following procedures and for ensuring that the required documentation is retained.

Table of Contents - Statement of Additional Information

B.	Client request to review proxy votes:

Any written request from a Client related to actions taken with respect to a proposal received by any Employee of DoubleLine must be retained.  Only written responses to oral requests need to be maintained.

The Client Service group will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Client Service group will distribute to any Client requesting proxy voting information DoubleLine’s complete proxy voting record for the Client for the period requested.  If deemed operationally more efficient, DoubleLine may choose to release its entire proxy voting record for the requested period, with any information identifying a particular client redacted. The Client Service group shall furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days) and maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request.  A copy of the written response should be attached and maintained with the Client’s written request, if applicable, and stored in an appropriate file.

Clients can require the delivery of the proxy voting record relevant to their accounts for the five year period prior to their request.

C.	Examples of proxy voting records:

Documents prepared or created by DoubleLine that were material to making a decision on how to vote, or that memorialized the basis for the decision.

Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

XII.	Disclosure

The CCO or designee will ensure that Form ADV Part 2A is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements related to proxy voting disclosure.

Table of Contents - Statement of Additional Information

Attachment A to DoubleLine Capital LP Proxy Voting, Corporate Action and Class Action Policy

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance
●         For trustee nominees in uncontested elections
●         For management nominees in contested elections
●         For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the fees for non-audit services exceed 51% of total fees
●         For changing the company name
●         For approving other business
●         For adjourning the meeting
●         For technical amendments to the charter and/or bylaws
●         For approving financial statements

Capital Structure
●         For increasing authorized common stock
●         For decreasing authorized common stock
●         For amending authorized common stock
●         For the issuance of common stock, except against if the issued common stock has superior voting rights
●         For approving the issuance or exercise of stock warrants
●         For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
●         For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
●         For decreasing authorized preferred stock
●         For canceling a class or series of preferred stock
●         For amending preferred stock
●         For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders
●         For eliminating preemptive rights
●         For creating or restoring preemptive rights
●         Against authorizing dual or multiple classes of common stock
●         For eliminating authorized dual or multiple classes of common stock
●         For amending authorized dual or multiple classes of common stock
●         For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights
●         For a stock repurchase program
●         For a stock split
●         For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring
●         For merging with or acquiring another company
●         For recapitalization
●         For restructuring the company
●         For bankruptcy restructurings
●         For liquidations
●         For reincorporating in a different state
●         For spinning off certain company operations or divisions
●         For the sale of assets

Table of Contents - Statement of Additional Information

●         Against eliminating cumulative voting
●         For adopting cumulative voting

Board of Trustees
●         For limiting the liability of trustees
●         For setting the board size
●         For allowing the trustees to fill vacancies on the board without shareholder approval
●         Against giving the board the authority to set the size of the board as needed without shareholder approval
●         For a proposal regarding the removal of trustees, except against if the proposal limits the removal of trustees to cases where there is legal cause
●         For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights
●         For non-technical amendments to the company’s bylaws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions
●         Against a classified board
●         Against amending a classified board
●         For repealing a classified board
●         Against ratifying or adopting a shareholder rights plan (poison pill)
●         Against redeeming a shareholder rights plan (poison pill)
●         Against eliminating shareholders’ right to call a special meeting
●         Against limiting shareholders’ right to call a special meeting
●         For restoring shareholders’ right to call a special meeting
●         Against eliminating shareholders’ right to act by written consent
●         Against limiting shareholders’ right to act by written consent
●         For restoring shareholders’ right to act by written consent
●         Against establishing a supermajority vote provision to approve a merger or other business combination
●         For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction
●         For eliminating a supermajority vote provision to approve a merger or other business combination
●         Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
●         Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
●         For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
●         Against expanding or clarifying the authority of the board of trustees to consider factors other than the interests of shareholders in assessing a takeover bid
●         Against establishing a fair price provision
●         Against amending a fair price provision
●         For repealing a fair price provision
●         For limiting the payment of greenmail
●         Against adopting advance notice requirements
●         For opting out of a state takeover statutory provision
●         Against opt into a state takeover statutory provision

Compensation
●         For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
●         For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
●         For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
●         For limiting per-employee option awards
●         For extending the term of a stock incentive plan for employees

Table of Contents - Statement of Additional Information

●         Case-by-case on assuming stock incentive plans
●         For adopting a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
●         For amending a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
●         For adding shares to a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
●         For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
●         For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
●         For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
●         For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
●         For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements
●         For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
●         For adopting a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
●         For amending a stock award plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.
●         For adding shares to a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
●         For approving an annual bonus plan
●         For adopting a savings plan
●         For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity
●         For adopting a deferred compensation plan
●         For approving a long-term bonus plan
●         For approving an employment agreement or contract
●         For amending a deferred compensation plan
●         For amending an annual bonus plan
●         For reapproving a stock option plan or bonus plan for purposes of OBRA
●         For amending a long-term bonus plan

Shareholder Proposals
●         For requiring shareholder ratification of auditors
●         Against requiring the auditors to attend the annual meeting
●         Against limiting consulting by auditors
●         Against requiring the rotation of auditors
●         Against restoring preemptive rights
●         For asking the company to study sales, spin-offs, or other strategic alternatives
●         For asking the board to adopt confidential voting and independent tabulation of the proxy ballots
●         Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations
●         Against eliminating the company’s discretion to vote unmarked proxy ballots.
●         For providing equal access to the proxy materials for shareholders
●         Against requiring a majority vote to elect trustees

Table of Contents - Statement of Additional Information

●         Against requiring the improvement of annual meeting reports
●         Against changing the annual meeting location
●         Against changing the annual meeting date
●         Against asking the board to include more women and minorities as trustees.
●         Against seeking to increase board independence
●         Against limiting the period of time a trustee can serve by establishing a retirement or tenure policy
●         Against requiring minimum stock ownership by trustees
●         Against providing for union or employee representatives on the board of trustees
●         For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan
●         For creating a nominating committee of the board
●         Against urging the creation of a shareholder committee
●         Against asking that the chairman of the board of trustees be chosen from among the ranks of the non-employee trustees
●         Against asking that a lead trustee be chosen from among the ranks of the non-employee trustees
●         For adopting cumulative voting
●         Against requiring trustees to place a statement of candidacy in the proxy statement
●         Against requiring the nomination of two trustee candidates for each open board seat
●         Against making trustees liable for acts or omissions that constitute a breach of fiduciary care resulting from a trustee’s gross negligence and/or reckless or willful neglect
●         For repealing a classified board
●         Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan
●         Against repealing fair price provisions
●         For restoring shareholders’ right to call a special meeting
●         For restoring shareholders’ right to act by written consent
●         For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made
●         For seeking to force the company to opt out of a state takeover statutory provision
●         Against reincorporating the company in another state
●         For limiting greenmail payments
●         Against advisory vote on compensation
●         Against restricting executive compensation
●         For enhance the disclosure of executive compensation
●         Against restricting trustee compensation
●         Against capping executive pay
●         Against calling for trustees to be paid with company stock
●         Against calling for shareholder votes on executive pay
●         Against calling for the termination of trustee retirement plans
●         Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria
●         Against seeking shareholder approval to reprice or replace underwater stock options
●         For banning or calling for a shareholder vote on future golden parachutes
●         Against seeking to award performance-based stock options
●         Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement
●         Against requesting that future executive compensation be determined without regard to any pension fund income
●         Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)
●         Against requiring option shares to be held
●         For creating a compensation committee
●         Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues
●         For increasing the independence of the compensation committee
●         For increasing the independence of the audit committee
●         For increasing the independence of key committees

Table of Contents - Statement of Additional Information

Social Issue Proposals
●         Against asking the company to develop or report on human rights policies
●         Against asking the company to limit or end operations in Burma
●         For asking management to review operations in Burma
●         For asking management to certify that company operations are free of forced labor
●         Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
●         Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts
●         Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets
●         Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems
●         Against asking management to report on the company’s foreign military sales or foreign offset activities
●         Against asking management to limit or end nuclear weapons production
●         Against asking management to review nuclear weapons production
●         Against asking the company to establish shareholder-designated contribution programs
●         Against asking the company to limit or end charitable giving
●         For asking the company to increase disclosure of political spending and activities
●         Against asking the company to limit or end political spending
●         For requesting disclosure of company executives’ prior government service
●         Against requesting affirmation of political nonpartisanship
●         For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting
●         Against severing links with the tobacco industry
●         Against asking the company to review or reduce tobacco harm to health
●         For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting
●         For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report
●         Against asking the company to take action on embryo or fetal destruction
●         For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting
●         For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.
●         Against asking management to endorse the Ceres principles
●         For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels
●         For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum
●         For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases
●         For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products
●         Against asking the company to preserve natural habitat
●         Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings
●         Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions
●         For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting

Table of Contents - Statement of Additional Information

●         Against asking the company to establish committees to consider issues related to facilities closure and relocation of work
●         For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports
●         Against asking management to drop sexual orientation from EEO policy
●         Against asking management to adopt a sexual orientation non-discrimination policy
●         For asking management to report on or review Mexican operations
●         Against asking management to adopt standards for Mexican operations
●         Against asking management to review or implement the MacBride principles
●         Against asking the company to encourage its contractors and franchisees to implement the MacBride principles
●         For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report
●         Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions
●         For requesting reports on sustainability, except against if the company has already issued a report in GRI format

Table of Contents - Statement of Additional Information

GPS FUNDS II

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Declaration of Trust.

(1)
Registrant’s Amended and Restated Agreement and Declaration of Trust, adopted as of October 20, 2010, amended and restated as of January 6, 2011 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Registrant’s Certificate of Trust, as filed with the State of Delaware on October 20, 2010, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(a)
Amendment to the Registrant’s Certificate of Trust, as filed with the State of Delaware on January 14, 2011, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 18, 2011.

(b)
Amendment to the Registrant’s Certificate of Trust, as filed with the State of Delaware on March 23, 2011 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(b)	Bylaws.

(1)	Registrant’s Amended and Restated Bylaws is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Amended and Restated Agreement and Declaration of Trust previously filed and incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s Bylaws, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(d)	Investment Advisory Contracts.

(1)	Investment Advisory Agreement between the Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) – filed herewith.

(2)	Form of Sub-Advisory Agreement for the Global Real Return Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and SSgA Funds Management, Inc. – filed herewith.

(3)
Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and DoubleLine Capital LP – filed herewith.

(4)
Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Franklin Advisers, Inc. – filed herewith.

(5)
Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) Loomis, Sayles & Company, L.P. – filed herewith.

(6)
Form of Sub-Advisory Agreement for the Altegris Multi-Strategy Alternative Allocation Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Altegris Advisors, LLC – filed herewith.

(e)	Underwriting Contracts.

(1)
Form of Distribution Agreement between the Registrant and Capital Brokerage Corporation is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Form of Amendment to Distribution Agreement between the Registrant and Capital Brokerage Corporation is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)
Form of Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)	Second Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated March 6, 2014 – filed herewith.

(2)
Form of Custody Agreement between the Registrant and Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(3)	Special Custody Account Agreement between the GuideMarkSM Opportunistic Fixed Income Fund, Loomis, Sayles & Company, L.P. and Bank of New York Mellon – filed herewith.

(h)	Other Material Contracts.

(1)
Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

	(a)	Second Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 – filed herewith.

(2)
Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

	(a)	Second Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 – filed herewith.

(3)
Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

	(a)	Second Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 – filed herewith.

(4)
Amended and Restated Administrative Services Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(a)
Form of Amendment to Amended and Restated Administrative Services Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(5)	Form of Participation Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(6)
Form of Expense Limitation Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)
Form of Amendment to Expense Limitation Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(7)
Fee Waiver Agreement between the Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) on behalf of the GuidePathSM Altegris® Diversified Alternatives Allocation Fund – filed herewith.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to: (i) the GuidePathSM Strategic Asset Allocation Fund; (ii) GuidePathSM Tactical Constrained Asset Allocation Fund; (iii) GuidePathSM Tactical Unconstrained Asset Allocation Fund; (iv) GuidePathSM Absolute Return Asset Allocation Fund; (v) GuideMarkSM Global Real Return Fund; and (vi) GuideMarkSM Opportunistic Fixed Income Fund, is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to: (i) the GuidePathSM Multi-Asset Income Asset Allocation Fund; (ii) GuidePathSM Altegris® Diversified Alternatives Allocation Fund; and (iii) GuidePathSM Fixed Income Allocation Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(j)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(2)	Power of Attorney – filed herewith.

(3)	Consent of Prior Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1)	Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(m)	Rule 12b-1 Plan.

(1)	Form of Amended and Restated Rule Distribution Plan (12b-1 Plan) – filed herewith.

(n)	Rule 18f-3 Plan.

(1)	Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(p)	Codes of Ethics.

(1)	Code of Ethics of Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) – filed herewith.

(2)	Code of Ethics for SSgA Funds Management, Inc. – filed herewith.

(3)	Code of Ethics for DoubleLine Capital LP – filed herewith.

(4)	Code of Ethics for Franklin Advisers, Inc. – filed herewith.

(5)	Code of Ethics for Loomis, Sayles & Company, L.P. – filed herewith.

(6)	Code of Ethics for Altegris Advisors, LLC – filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30. INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Amended and Restated Declaration of Trust, adopted as of October 20, 2010, and amended and restated as of January 6, 2011.

(b)	Form of Investment Advisory Agreement between the Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) as provided for in Section 10 of the Agreement.

(c)	Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Franklin Advisers, Inc., as provided for in Section 10 of the Agreement.

(d)
Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Loomis, Sayles & Company, L.P., as provided for in Section 10 of the Agreement.

(e)	Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and SSgA Funds Management, Inc., as provided for in Section 10 of the Agreement.

(f)	Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Altegris Advisors, LLC as provided for in Section 10 of the Agreement.

(g)	Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and DoubleLine Capital LP as provided for in Section 10 of the Agreement.

(h)	Form of Distribution Agreement between the Registrant and Capital Brokerage Corporation, as provided for in Section 13 of the Agreement.

(i)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X of the Agreement.

(j)	Form of Custody Agreement between the Registrant and Bank of New York Mellon, as provided for in Article VIII of the Agreement.

(k)	Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 5 of the Agreement.

(l)	Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 8 of the Agreement.

(m)	Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

AssetMark, Inc. is the investment advisor to each of the Registrant’s series, which currently consists of: GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Opportunistic Fixed Income Fund, and GuideMarkSM Global Real Return Fund. Genworth Financial Wealth Management, Inc., a California corporation, is a federally registered investment advisor and indirect, wholly-owned subsidiary of Genworth Financial, Inc., a publicly traded company. AssetMark, Inc. is located at 1655 Grant Street, 10th Floor, California 94520 and is primarily engaged in providing investment management services. Additional information regarding AssetMark, Inc., and information as to the officers and directors of AssetMark, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-56323), and is incorporated herein by reference.

SSgA Funds Management, Inc. (“SSgA FM”) is the sub-advisor for the Registrant’s GuideMarkSM Global Real Return Fund. SSgA FM has its principal place of business at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. Additional information as to SSgA FM and the directors and officers of SSgA FM is included in SSgA FM’s Form ADV filed with the Commission (File No. 801-60103), which is incorporated herein by reference and sets forth the officers and directors of SSgA FM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

DoubleLine Capital LP (“DoubleLine”), is a sub-advisor for the Registrant’s GuideMarkSM Opportunistic Fixed Income Fund. DoubleLine has its principal place of business at 333 South Grand Avenue, 18th Floor, Los Angeles, California 90071. Additional information as to DoubleLine and the directors and officers of DoubleLine is included in DoubleLine’s Form ADV filed with the Commission (File No. 801-70942), which is incorporated herein by reference and sets forth the officers and directors of DoubleLine and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Franklin Advisers, Inc. (“Franklin”), is a sub-advisor for the Registrant’s GuideMarkSM Opportunistic Fixed Income Fund. Franklin has its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906. Additional information as to Franklin and the directors and officers of Franklin is included in Franklin’s Form ADV filed with the Commission (File No. 801-26292), which is incorporated herein by reference and sets forth the officers and directors of Franklin and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), is a sub-advisor for the Registrant’s GuideMarkSM Opportunistic Fixed Income Fund. Loomis Sayles has its principal place of business at One Financial Center, Boston, Massachusetts 02111. Additional information as to Loomis Sayles and the directors and officers of Loomis Sayles is included in Loomis Sayles’s Form ADV filed with the Commission (File No. 801-170), which is incorporated herein by reference and sets forth the executive officers and directors of Loomis Sayles.

Altegris Advisors, LLC (“Altegris”) is a sub-advisor for the Registrant’s GuidePathSM Altegris® Diversified Alternatives Allocation Fund. Altegris has its principal place of business at 1200 Prospect Street, Suite 400, La Jolla, California 92037. Additional information as to Altegris and the directors and officers of Altegris is included in Altegris’s Form ADV filed with the Commission (File No. 801-71496), which is incorporated herein by reference and sets forth the officers and directors of Altegris and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32. PRINCIPAL UNDERWRITER

(a)           Capital Brokerage Corporation (“CBC”), located at 6620 West Broad Street, Building 2, Richmond, VA 23230, serves as principal underwriter for the following other investment companies:

Savos Investments Trust
GPS Funds I

(b)          The information required by this Item 32 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c)           Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, will be maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant, Administrator and Transfer Agent:	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisor:	AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, California 94520
Registrant’s Investment Sub-Advisors:
SSgA Funds Management, Inc.	SSgA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111

Records Relating to:	Are located at:
DoubleLine Capital LP	DoubleLine Capital LP 333 South Grand Avenue, 18th Floor Los Angeles, California 90071
Franklin Advisers, Inc.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403
Loomis, Sayles & Company, L.P.	Loomis, Sayles & Company, L.P. One Financial Center Boston, Massachusetts 02111
Altegris Advisors, LLC	Altegris Advisors, LLC 1200 Prospect Street, Suite 400 La Jolla, California 92037
Registrant’s Custodians:	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212 Bank of New York Mellon One Wall Street New York, New York 10286
Registrant’s Distributor:	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, Virginia 23230

ITEM 34. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Concord, and State of California, on July 31, 2014.

GPS FUNDS II

By:	/s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Carrie E. Hansen	President, Trustee and Chairman	July 31, 2014
Carrie E. Hansen

David M. Dunford *	Trustee	July 31, 2014
David M. Dunford

Paul S. Feinberg *	Trustee	July 31, 2014
Paul S. Feinberg

Dennis G. Schmal*	Trustee	July 31, 2014
Dennis G. Schmal

/s/ Patrick R. Young	Treasurer	July 31, 2014
Patrick R. Young

*By:	/s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to Power of Attorney filed herewith.

INDEX TO EXHIBITS
Exhibit No.	Description of Exhibit

(d)(1)	Investment Advisory Agreement between the Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.)

(d)(2)	Form of Sub-Advisory Agreement for the Global Real Return Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and SSgA Funds Management, Inc.

(d)(3)	Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and DoubleLine Capital LP

(d)(4)	Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Franklin Advisers, Inc.

(d)(5)	Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) Loomis, Sayles & Company, L.P.

(d)(6)
Form of Sub-Advisory Agreement for the Altegris Multi-Strategy Alternative Allocation Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Altegris Advisors, LLC

(g)(1)(a)	Second Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated March 6, 2014

(h)(1)(a)	Second Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014

(h)(2)(a)	Second Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014

(h)(3)(a)	Second Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014

(h)(7)	Fee Waiver Agreement between the Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) on behalf of the Altegris® Diversified Alternatives Allocation Fund

(j)(1)	Consent of Independent Registered Public Accounting Firm

(j)(2)	Power of Attorney

(j)(3)	Consent of Prior Independent Registered Public Accounting Firm

(m)(1)	Form of Amended and Restated Rule Distribution Plan (12b-1 Plan)

(p)(1)	Code of Ethics of Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.)

(p)(2)	Code of Ethics for SSgA Funds Management, Inc.

(p)(3)	Code of Ethics for DoubleLine Capital LP

(p)(4)	Code of Ethics for Franklin Advisers, Inc.

(p)(5)	Code of Ethics for Loomis, Sayles & Company, L.P.

(p)(6)	Code of Ethics for Altegris Advisors, LLC